UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2005

Item 1. Reports to Stockholders

Fidelity® Arizona Municipal Income Fund (formerly Spartan® Arizona Municipal Income Fund) and Fidelity Arizona Municipal Money Market Fund

Annual Report August 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Fidelity Arizona Municipal Income Fund
Performance	7	How the fund has done over time.
Management’s Discussion	8	The manager’s review of fund
		performance, strategy and outlook.
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s
		investments with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/	19	A summary of major shifts in the fund’s
Performance		investments over the past six months
		and one year.
Investments	20	A complete list of the fund’s
		investments.
Financial Statements	26	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	30	Notes to the financial statements.
Report of Independent	35
Registered Public
Accounting Firm
Trustees and Officers	36
Distributions	48
Proxy Voting Results	49
Board Approval of Investment	50
Advisory Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus. A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an ac curate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pric ing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead sev eral years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confi dent we will find other ways to make it more difficult for predatory traders to op erate. However, this will only be achieved through close cooperation among regula tors, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offend ers should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick applica tion of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legisla tors and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings. For nearly 60 years, Fidelity has worked very hard to improve its products and ser vice to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and partici pants in retirement plans across America. Let me close by saying that we do not take your trust in us for granted, and we real ize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active par ticipation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3rd

Edward C. Johnson 3d

Annual Report

4

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Annual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Fidelity Arizona Municipal
Income Fund
Actual	$1,000.00	$1,024.60	$2.81
HypotheticalA	$1,000.00	$1,022.43	$2.80
Fidelity Arizona Municipal
Money Market Fund
Actual	$1,000.00	$1,010.00	$2.53
HypotheticalA	$1,000.00	$1,022.68	$2.55

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period

Annualized
Expense Ratio
Fidelity Arizona Municipal Income Fund	55%
Fidelity Arizona Municipal Money Market Fund	50%

Annual Report

6

Fidelity Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended August 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity Arizona Municipal Income Fund	4.46%	6.00%	5.69%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Arizona Municipal Income Fund on August 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Municipal Bond Index performed over the same period.

Annual Report

Fidelity Arizona Municipal Income Fund

Management’s Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Arizona Municipal Income Fund

The municipal bond market had a solid advance during the past 12 months, and soundly outdistanced the taxable bond market. The Lehman Brothers® Municipal Bond Index a performance measure of approximately 34,000 investment grade, fixed rate, tax exempt bonds posted a total gain of 5.31% for the one year period ending August 31, 2005. In comparison, the Lehman Brothers Aggregate Bond Index, a proxy for the overall investment grade taxable bond market, rose a more modest 4.15% . The Federal Reserve Board raised interest rates eight times during the past 12 months, lifting the fed funds target rate from 1.50% to 3.50% . While rate action of this nature is often detrimental to muni returns, they weren’t affected as significantly this time around. Amid rising short term yields, the yields on longer term bonds declined and their prices rallied. Overall, heavy issuance was met with reasonably strong demand, particularly from institutional buyers. A narrowing yield gap relative to taxable bonds helped further highlight the attractive valuations of munis.

For the 12 months ending August 31, 2005, the fund returned 4.46% . During the same period, the LipperSM Arizona Municipal Debt Funds Average gained 4.07% and the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index returned 4.94% . Arizona’s municipal bond market performed in line with the national municipal market, helped in some ways by stronger economic conditions, though hurt in other ways. Likely aiding the fund’s outperformance of its Lipper peer group average was the fact that some of its holdings were prerefunded during the period, a process that enhanced the credit quality of the securities and pushed their prices higher. Weighing on the fund’s returns was my focus on high quality bonds, which generally lagged lower quality securities in response to strong demand for higher yielding bonds and investors’ growing comfort with risk. Although the fund did benefit from holding some lower quality investment grade securities, I believe its stake in them was relatively light compared to the Lipper peer group average. Additionally, my decision to avoid below investment grade munis altogether detracted from the fund’s relative returns, as these bonds were some of the market’s best performers. Among the fund’s high quality holdings were bonds issued in Puerto Rico, which are free from state taxes in all 50 states and at times offered what I believed were better values than bonds available in Arizona. In terms of sector positioning, fund performance was helped by an overweighting in local general obligation bonds, which performed well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

8 8

Fidelity Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	21.3	23.8
Special Tax	20.0	24.3
Water & Sewer	17.8	10.0
Escrowed/Pre Refunded	15.5	9.1
Electric Utilities	10.5	10.6
Average Years to Maturity as of August 31, 2005
		6 months ago
Years	13.4	13.3
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of August 31, 2005
		6 months ago
Years	6.8	6.8

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2005

Showing Percentage of Net Assets

Municipal Bonds 98.8%

	Principal	Value
	Amount	(Note 1)
Arizona – 87.9%
Arizona Health Facilities Auth. Rev. (Catholic Health Care West
Proj.) Series A, 6.125% 7/1/09	$455,000	$478,555
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.)
5% 10/1/09	1,160,000	1,239,970
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,093,720
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @
100) (d)	1,000,000	1,131,460
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,151,160
Arizona School Facilities Board State School Impt. Rev.:
5.25% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (d)	1,000,000	1,114,930
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 100) (d)	1,500,000	1,672,395
Arizona State Univ. Revs.:
5% 7/1/26 (AMBAC Insured)	1,000,000	1,074,600
5.5% 7/1/21 (Pre-Refunded to 7/1/12 @ 100) (d)	1,150,000	1,299,569
5.75% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (d)	1,500,000	1,717,770
Arizona Student Ln. Acquisition Auth. Student Ln. Rev.
Subseries B1, 6.15% 5/1/29 (c)	500,000	536,450
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,748,925
5.25% 7/1/13	1,500,000	1,646,985
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.)
Series A, 5.375% 10/1/11	2,000,000	2,228,860
Central Arizona Wtr. Conservation District Contract Rev.
(Central Arizona Proj.) Series A, 5.5% 11/1/09	1,000,000	1,089,540
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	83,668
6.25% 7/1/10	500,000	566,865
6.5% 7/1/10 (MBIA Insured)	200,000	229,152
6.5% 7/1/11 (MBIA Insured)	225,000	262,827
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. &
Util. Rev. 4.9% 4/1/19	1,000,000	1,007,660
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health
Network Proj.) 5% 12/1/35	1,000,000	1,021,640
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/14	1,000,000	1,061,480
6.125% 4/1/18	85,000	90,067
6.125% 4/1/18 (Pre-Refunded to 4/1/07 @ 102) (d)	215,000	229,530
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic
Health Care West Proj.) Series 1998 A, 5% 7/1/16	730,000	756,565
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo
Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,053,370

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Arizona – continued
Maricopa County School District #28 Kyrene Elementary
Series C, 0% 1/1/10 (FGIC Insured)	$1,425,000	$1,223,021
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,096,670
7.4% 7/1/10	1,000,000	1,181,240
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	541,640
6.25% 7/1/11 (Escrowed to Maturity) (d)	405,000	468,694
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A:
5.375% 1/1/14 (Pre-Refunded to 1/1/10 @ 101) (d)	500,000	549,160
5.625% 1/1/29 (Pre-Refunded to 1/1/10 @ 101) (d)	795,000	881,130
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,752,180
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,165,290
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	597,257
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,466,468
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c) .	810,000	821,899
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27
(FGIC Insured) (c)	1,000,000	1,058,000
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25%
7/1/09 (c)	400,000	422,688
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30
(FGIC Insured) (a)	1,000,000	1,068,760
(Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	603,568
5.5% 7/1/11	200,000	218,404
5.75% 7/1/15	675,000	743,391
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	378,260
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,395,663
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,117,780
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/29 (MBIA Insured)	770,000	819,642
5.7% 7/1/09 (FGIC Insured)	1,275,000	1,392,517
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,194,020
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,063,034
5% 7/1/20 (MBIA Insured)	5,000,000	5,440,597
5% 7/1/29 (MBIA Insured)	1,000,000	1,074,600

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity Arizona Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Arizona – continued
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	$1,485,000	$1,693,108
Series A, 6.25% 7/1/17	1,000,000	1,240,120
Series B, 5.375% 7/1/20	1,000,000	1,112,820
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14
(Escrowed to Maturity) (d)	1,250,000	874,150
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA
Insured)	35,000	35,162
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.)
Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	210,882
Pima County Unified School District #1 Tucson:
7.5% 7/1/08 (FGIC Insured)	1,000,000	1,114,700
7.5% 7/1/10 (FGIC Insured)	250,000	296,905
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A:
4.75% 1/1/35	1,000,000	1,033,760
5% 1/1/35	1,500,000	1,608,660
Series A:
5.25% 1/1/18	1,000,000	1,097,470
5.25% 1/1/19	1,615,000	1,773,383
Series B:
5% 1/1/20	1,500,000	1,611,015
5% 1/1/21	255,000	274,041
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care
Proj.) 5.8% 12/1/31	250,000	271,363
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07 .	150,000	160,731
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,092,380
Tempe Gen. Oblig.:
Series 2001 A, 6% 7/1/10	600,000	673,596
5% 7/1/19	1,680,000	1,818,734
5.5% 7/1/17	1,035,000	1,183,253
Tempe Union High School District #213 7% 7/1/08 (FGIC
Insured)	310,000	342,736
Tucson Gen. Oblig.:
Series A, 6% 7/1/13	800,000	934,544
5% 7/1/18 (FGIC Insured)	3,295,000	3,613,528
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,235,966
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	597,195
Series A, 7% 7/1/11 (MBIA Insured)	300,000	358,317
6% 7/1/10 (MBIA Insured)	400,000	449,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Arizona – continued
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	$200,000	$ 213,430
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,528,144
5.5% 7/1/14	425,000	475,643
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15	1,000,000	1,078,960
Univ. of Arizona Ctfs. of Prtn. Series C, 5% 6/1/14
(AMBAC Insured)	600,000	655,398
Univ. of Arizona Univ. Revs. 5.25% 6/1/13 (FSA Insured)	245,000	257,520
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (b)(c)	1,000,000	1,006,480
Yuma County Hosp. District #1 6.35% 11/15/07
(Escrowed to Maturity) (d)	265,000	272,110
		88,518,934

Puerto Rico 10.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,080,680
Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	574,800
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	797,132
Series 2000 C, 6% 7/1/29	500,000	564,420
Series D, 5.25% 7/1/38	1,000,000	1,059,820
5.75% 7/1/19 (FGIC Insured)	700,000	801,738
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	2,525,000	2,790,554
5.5% 10/1/40 (Escrowed to Maturity) (d)	2,295,000	2,519,474
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	200,000	217,174
Series QQ, 5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	500,000	565,070
		10,970,862

TOTAL INVESTMENT PORTFOLIO 98.8%
(Cost $95,651,840)		99,489,796

NET OTHER ASSETS – 1.2%		1,205,685
NET ASSETS 100%		$ 100,695,481

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity Arizona Municipal Income Fund
Investments continued

Legend

(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals. (d) Security collateralized by an amount sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	21.3%
Special Tax	20.0%
Water & Sewer	17.8%
Escrowed/Pre Refunded	15.5%
Electric Utilities	10.5%
Health Care	5.9%
Others* (individually less than 5%)	9.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities
		August 31, 2005

Assets
Investment in securities, at value (cost $95,651,840)
See accompanying schedule		$99,489,796
Cash		4,031,161
Receivable for fund shares sold		21,243
Interest receivable		1,059,231
Other receivables		7,876
Total assets		104,609,307

Liabilities
Payable for investments purchased on a delayed delivery
basis	$3,678,860
Payable for fund shares redeemed	62,415
Distributions payable	127,293
Accrued management fee	45,222
Other affiliated payables	36
Total liabilities		3,913,826

Net Assets		$100,695,481
Net Assets consist of:
Paid in capital		$96,580,513
Undistributed net investment income		16,823
Accumulated undistributed net realized gain (loss) on
investments		260,189
Net unrealized appreciation (depreciation) on
investments		3,837,956
Net Assets, for 8,686,934 shares outstanding		$100,695,481
Net Asset Value, offering price and redemption price per
share ($100,695,481 ÷8,686,934 shares)		$11.59

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity Arizona Municipal Income Fund
Financial Statements continued

Statement of Operations
	Year ended August 31, 2005

Investment Income
Interest		$3,677,329

Expenses
Management fee	$490,000
Independent trustees’ compensation	437
Miscellaneous	170
Total expenses before reductions	490,607
Expense reductions	(40,395)	450,212

Net investment income		3,227,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	285,147
Futures contracts	(5,166)
Total net realized gain (loss)		279,981
Change in net unrealized appreciation (depreciation) on
investment securities		444,357
Net gain (loss)		724,338
Net increase (decrease) in net assets resulting from
operations		$3,951,455

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Statement of Changes in Net Assets
	Year ended	Year ended
	August 31,	August 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$3,227,117	$2,802,486
Net realized gain (loss)	279,981	463,856
Change in net unrealized appreciation (depreciation) .	444,357	1,209,249
Net increase (decrease) in net assets resulting
from operations	3,951,455	4,475,591
Distributions to shareholders from net investment income .	(3,235,508)	(2,795,363)
Distributions to shareholders from net realized gain	(377,090)	(406,255)
Total distributions	(3,612,598)	(3,201,618)
Share transactions
Proceeds from sales of shares	34,309,224	29,031,760
Reinvestment of distributions	2,144,524	2,011,588
Cost of shares redeemed	(14,386,971)	(22,721,013)
Net increase (decrease) in net assets resulting from
share transactions	22,066,777	8,322,335
Redemption fees	977	3,125
Total increase (decrease) in net assets	22,406,611	9,599,433

Net Assets
Beginning of period	78,288,870	68,689,437
End of period (including undistributed net investment
income of $16,823 and undistributed net investment
income of $18,878, respectively)	$100,695,481	$78,288,870

Other Information
Shares
Sold	2,973,441	2,514,738
Issued in reinvestment of distributions	185,788	174,888
Redeemed	(1,246,428)	(1,985,119)
Net increase (decrease)	1,912,801	704,507

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Highlights

Years ended August 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.56	$ 11.32	$ 11.50	$ 11.26	$10.72
Income from Investment
Operations
Net investment incomeB	417.427		.435	.444D	.472
Net realized and unrealized
gain (loss)	087.306		(.090)	.254D	.542
Total from investment
operations	504.733		.345	.698	1.014
Distributions from net investment
income	(.419)	(.427)	(.435)	(.443)	(.475)
Distributions from net realized
gain	(.055)	(.066)	(.090)	(.015)	(.001)
Total distributions	(.474)	(.493)	(.525)	(.458)	(.476)
Redemption fees added to paid
in capitalB	—E	—E	—E	—E	.002
Net asset value, end of period .	$ 11.59	$ 11.56	$ 11.32	$ 11.50	$11.26
Total ReturnA	4.46%	6.58%	3.01%	6.38%	9.70%
Ratios to Average Net AssetsC
Expenses before expense
reductions	55%	.55%	.55%	.55%	.55%
Expenses net of voluntary
waivers, if any	55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.50%	.53%	.52%	.48%	.41%
Net investment income	3.62%	3.72%	3.77%	3.96%D	4.32%
Supplemental Data
Net assets, end of period
(000 omitted)	$100,695	$78,289	$68,689	$66,105	$50,716
Portfolio turnover rate	13%	14%	19%	30%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	8/31/05	2/28/05	8/31/04
0 – 30	97.6	88.5	92.7
31 – 90	1.7	3.6	0.0
91 – 180	0.7	2.8	4.1
181 – 397	0.0	5.1	3.2
Weighted Average Maturity
	8/31/05	2/28/05	8/31/04
Fidelity Arizona Municipal
Money Market Fund	9 Days	20 Days	18 Days
All Tax Free Money Market
Funds Average*	28 Days	28 Days	36 Days

Current and Historical Seven Day Yields
	8/29/05	5/30/05	2/28/05	11/29/04	8/30/04
Fidelity Arizona Municipal
Money Market Fund	2.07%	2.44%	1.38%	1.19%	0.85%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Investments August 31,	2005
Showing Percentage of Net Assets

Municipal Securities 95.1%
	Principal	Value
	Amount	(Note 1)
Arizona – 92.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Proj.):
Series 2005 B, 2.35% (FGIC Insured), VRDN (c)	$ 4,500,000	$4,500,000
Series 2005 C, 2.31% (FGIC Insured), VRDN (c)	3,000,000	3,000,000
(Royal Oaks Life Care Cmnty. Proj.) 2.49%, LOC Lasalle
Bank NA, VRDN (c)	5,000,000	5,000,000
(Southwest Behavioral Health Services, Inc. Proj.) 2.42%,
LOC JPMorgan Chase Bank, VRDN (c)	1,930,000	1,930,000
Series 2005 A, 2.35% (MBIA Insured), VRDN (c)	6,500,000	6,500,000
Arizona School Facilities Board Ctfs. of Prtn. Participating
VRDN:
Series IXIS 05 5, 2.53% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(f)	1,800,000	1,800,000
Series PT 2800, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,000,000	3,000,000
Series Putters 735, 2.53% (Liquidity Facility Dresdner Bank
AG) (c)(f)	3,670,000	3,670,000
Series Putters 940, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	2,000,000	2,000,000
Series RF 04 2, 2.57% (Liquidity Facility Bank of New York,
New York) (c)(f)	1,375,000	1,375,000
Series ROC II R 4069, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	1,700,000	1,700,000
Arizona School Facilities Board State School Impt. Rev.
Participating VRDN:
Series MS 00 497, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	1,047,000	1,047,000
Series Putters 483, 2.53% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(f)	1,480,000	1,480,000
Series Putters 484, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	1,480,000	1,480,000
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series
Putters 694, 2.53% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	2,630,000	2,630,000
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,000,000	4,000,000
Series ROC II R174, 2.53% (Liquidity Facility Citibank
NA) (c)(f)	3,700,000	3,700,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN:
Series PT 2312, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	1,600,000	1,600,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Arizona – continued
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN:
– continued
Series Putters 690, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	$ 1,700,000	$1,700,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series
ROC II R1038, 2.53% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(f)	2,030,000	2,030,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN
Series PT 2237, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	1,500,000	1,500,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price
Companies, Inc. Proj.) Series A, 2.55%, LOC Bank of
America NA, VRDN (c)(e)	2,060,000	2,060,000
Central Arizona Wtr. Conservation District Contract Rev. Bonds
(Central Arizona Proj.) Series A, 5.4% 11/1/05	3,450,000	3,465,342
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping
Co. Proj.) Series 2000, 2.64%, LOC Key Bank NA,
VRDN (c)(e)	2,255,000	2,255,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds
(Arizona Elec. Pwr. Coop. Proj.) 2.3%, tender 9/1/05
(Nat’l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)(e)	4,000,000	4,000,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co.
Navajo Proj.) Series 1994 A, 2.41%, LOC KBC Bank NV,
VRDN (c)(e)	5,400,000	5,400,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir.,
Inc. Proj.) Series 1997, 2.64%, LOC Key Bank NA,
VRDN (c)(e)	2,200,000	2,200,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co.
Proj.) Series 1994, 2.66%, LOC Harris NA, VRDN (c)(e)	700,000	700,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 2.8% tender
9/7/05, CP mode (e)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 2.59%, LOC U.S.
Bank NA, Minnesota, VRDN (c)(e)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 2.6%, LOC Fannie
Mae, VRDN (c)(e)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 2.55%, LOC Fannie
Mae, VRDN (c)(e)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(e)	3,100,000	3,100,000
(San Lucas Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(e)	1,700,000	1,700,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Arizona – continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: -
continued
(San Martin Apts. Proj.):
Series A1, 2.55%, LOC Fannie Mae, VRDN (c)(e)	$2,700,000	$2,700,000
Series A2, 2.55%, LOC Fannie Mae, VRDN (c)(e)	720,000	720,000
(San Miguel Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(e)	1,300,000	1,300,000
(San Remo Apts. Proj.) 2.55%, LOC Fannie Mae,
VRDN (c)(e)	3,400,000	3,400,000
(Village Square Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(e)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN:
Series Floaters 707, 2.57% (Liquidity Facility Morgan
Stanley) (c)(e)(f)	2,000,000	2,000,000
Series Merlots 01 A126, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(e)(f)	105,000	105,000
Series MS 1165, 2.57% (Liquidity Facility Morgan
Stanley) (c)(e)(f)	2,000,000	2,000,000
Maricopa County Indl. Dev. Auth. Solid Waste Disp. Rev.
Participating VRDN Series MT 48, 2.6% (Liquidity Facility
Lloyds TSB Bank PLC) (c)(e)(f)	1,770,000	1,770,000
McAllister Academic Village LLC Rev. (Arizona State Univ.
McAllister Academic Village Proj.) Series A, 2.35% (AMBAC
Insured), VRDN (c)	5,500,000	5,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN
Series Merlots 02 A28, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(e)(f)	1,280,000	1,280,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series EGL 03 28, 2.53% (Liquidity
Facility Citibank NA, New York) (c)(f)	1,300,000	1,300,000
Series 1995, 2.39%, LOC Landesbank Hessen-Thuringen,
VRDN (c)(e)	17,200,000	17,200,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating
VRDN:
Series EGL 7050040, 2.53% (Liquidity Facility Citibank
NA) (c)(f)	1,800,000	1,800,000
Series EGL 720050020, 2.53% (Liquidity Facility Citibank
NA) (c)(f)	1,800,000	1,800,000
Series PT 2454, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,420,000	5,420,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Arizona – continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating
VRDN:
Series MS 991, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	$ 1,500,000	$1,500,000
Series ROC II R6039, 2.53% (Liquidity Facility Citibank
NA) (c)(f)	3,070,000	3,070,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series BS 9063, 2.41% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(f)	2,000,000	2,000,000
Series EGL 7050056, 2.53% (Liquidity Facility Citibank
NA) (c)(f)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 2.45%, LOC Gen. Elec.
Cap. Corp., VRDN (c)	1,000,000	1,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 2.59%, LOC Fleet
Nat’l. Bank, VRDN (c)(e)	1,700,000	1,700,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 2.64%,
LOC Wachovia Bank NA, VRDN (c)(e)	900,000	900,000
(Laura Dozer Ctr. Proj.) 2.65%, LOC JPMorgan Chase Bank,
VRDN (c)	1,000,000	1,000,000
(Phoenix Expansion Proj.) 2.7%, LOC JPMorgan Chase
Bank, VRDN (c)(e)	2,340,000	2,340,000
(Plastican Proj.) Series 1997, 2.4%, LOC Fleet Bank NA,
VRDN (c)(e)	2,740,000	2,740,000
(Swift Aviation Svcs., Inc. Proj.) 2.42%, LOC U.S. Bank NA,
Minnesota, VRDN (c)(e)	5,395,000	5,395,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series Merlots 01 A23, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(e)(f)	220,000	220,000
Series PT 1082, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)(f)	840,000	840,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN
Series LB 00 L21, 2.48% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)	2,575,000	2,575,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River
Point Proj.) Series 2001, 2.55%, LOC Fannie Mae,
VRDN (c)(e)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.)
2.52%, LOC Branch Banking & Trust Co., VRDN (c)	1,600,000	1,600,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Arizona – continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series MS 1172, 2.39% (Liquidity Facility Morgan
Stanley) (c)(f)	$2,200,000	$2,200,000
Series PT 1512, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	1,200,000	1,200,000
Series ROC II R1002, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	1,285,000	1,285,000
Series ROC II R1003, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	1,280,000	1,280,000
Series SG 03 160, 2.53% (Liquidity Facility Societe
Generale) (c)(f)	1,390,000	1,390,000
Series 1997 B:
2.5% 9/6/05, CP	3,300,000	3,300,000
2.7% 9/7/05, CP	2,100,000	2,100,000
Series 2004 C:
2.75% 9/15/05, CP	1,500,000	1,500,000
2.8% 9/15/05, CP	1,900,000	1,900,000
Scottsdale Indl. Dev. Auth. Rev. (Notre Dame Preparatory
School and Foundation for Sr. Living Proj.) Series 2001 B,
2.5%, LOC JPMorgan Chase Bank, VRDN (c)	1,400,000	1,400,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.)
2.37% (FGIC Insured), VRDN (c)	1,600,000	1,600,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004
A, 2.5%, LOC Bank of America NA, VRDN (c)	3,640,000	3,640,000
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Projs.)
Series 2004 B, 2.36% (AMBAC Insured), VRDN (c)	2,300,000	2,300,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab.
Proj.) Series 1999 A, 2.65%, LOC Wells Fargo Bank NA,
San Francisco, VRDN (c)(e)	1,000,000	1,000,000
		202,292,017

Puerto Rico 0.6%
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (b)	1,400,000	1,400,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Securities continued
	Shares	Value
		(Note 1)
Other – 1.6%
Fidelity Municipal Cash Central Fund, 2.49% (a)(d)	3,410,333	$ 3,410,333

TOTAL INVESTMENT PORTFOLIO 95.1%
(Cost $207,102,350)		207,102,350

NET OTHER ASSETS – 4.9%		10,717,107
NET ASSETS 100%		$217,819,457

Security Type Abbreviations

CP COMMERCIAL PAPER

VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,400,000 or 0.6% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals. (f) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		August 31, 2005

Assets
Investment in securities, at value (cost $207,102,350)
See accompanying schedule		$207,102,350
Cash		10,349,961
Receivable for fund shares sold		2,862,515
Interest receivable		756,512
Other receivables		23,556
Total assets		221,094,894

Liabilities
Payable for investments purchased	$2,200,000
Payable for fund shares redeemed	979,976
Distributions payable	6,680
Accrued management fee	88,712
Other affiliated payables	69
Total liabilities		3,275,437

Net Assets		$217,819,457
Net Assets consist of:
Paid in capital		$217,793,383
Undistributed net investment income		19,254
Accumulated undistributed net realized gain (loss) on
investments		6,820
Net Assets, for 217,693,823 shares outstanding		$217,819,457
Net Asset Value, offering price and redemption price per
share ($217,819,457 ÷ 217,693,823 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Statement of Operations
	Year ended August 31, 2005

Investment Income
Interest		$3,700,633

Expenses
Management fee	$899,281
Independent trustees’ compensation	877
Total expenses before reductions	900,158
Expense reductions	(133,335)	766,823

Net investment income		2,933,810

Net realized gain (loss) on investment securities		6,668
Net increase in net assets resulting from operations		$2,940,478

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	August 31,	August 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,933,810	$856,308
Net realized gain (loss)	6,668	43,224
Net increase in net assets resulting
from operations	2,940,478	899,532
Distributions to shareholders from net investment income .	(2,931,883)	(856,308)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	502,664,387	284,737,103
Reinvestment of distributions	2,899,293	847,210
Cost of shares redeemed	(444,707,485)	(262,790,710)
Net increase (decrease) in net assets and shares
resulting from share transactions	60,856,195	22,793,603
Total increase (decrease) in net assets	60,864,790	22,836,827

Net Assets
Beginning of period	156,954,667	134,117,840
End of period (including undistributed net investment
income of $19,254 and undistributed net investment
income of $0, respectively)	$217,819,457	$156,954,667

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Financial Highlights

Years ended August 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	016	.006	.008	.013	.032
Net realized and unrealized
gain (loss)D	—	—	—	—	—
Total from investment
operations	016	.006	.008	.013	.032
Distributions from net investment
income	(.016)	(.006)	(.008)	(.013)	(.032)
Distributions from net realized
gain	—	—	—D	—	—
Total distributions	(.016)	(.006)	(.008)	(.013)	(.032)
Net asset value, end of period . $	1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	1.60%	.60%	.86%	1.30%	3.23%
Ratios to Average Net AssetsC
Expenses before expense
reductions	50%	.50%	.50%	.50%	.50%
Expenses net of voluntary
waivers, if any	50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.43%	.49%	.48%	.45%	.47%
Net investment income	1.63%	.60%	.82%	1.27%	3.19%
Supplemental Data
Net assets, end of period
(000 omitted)	$217,819	$156,955	$134,118	$132,208	$101,853

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Notes to Financial Statements

For the period ended August 31, 2005

1. Significant Accounting Policies.

Fidelity Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Arizona Municipal Income Fund to Fidelity Arizona Municipal Income Fund effective August 15, 2005. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by eco nomic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assump tions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. For the income fund, debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment compa nies are valued at their net asset value each business day.

As permitted under Rule 2a 7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

30

1. Significant Accounting Policies continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Arizona Municipal
Income Fund	$95,633,620	$3,920,799	$(64,623)	$3,856,176
Fidelity Arizona Municipal
Money Market Fund	207,102,350	—	—	—

				Undistributed
			Undistributed	Long-term
			Ordinary Income	Capital Gain
Fidelity Arizona Municipal Income Fund			$—	$244,988
Fidelity Arizona Municipal Money Market Fund			19,322	—

Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The tax character of distributions paid was as follows:

August 31, 2005	Tax-exempt	Long-term	Total
	Income	Capital Gains
Fidelity Arizona Municipal Income Fund	$3,235,508	$377,090	$3,612,598
Fidelity Arizona Municipal Money
Market Fund	2,931,883		2,931,883

August 31, 2004	Tax-exempt	Long-term	Total
	Income	Capital Gains
Fidelity Arizona Municipal Income Fund	$2,795,363	$406,255	$3,201,618
Fidelity Arizona Municipal Money
Market Fund	846,776	9,532	856,308

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

32

2. Operating Policies continued

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $35,129,244 and $11,542,560, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment manage ment related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the indepen dent Trustees. Each fund’s management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	55%
Fidelity Arizona Municipal Money Market Fund	50%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income
Distributions
Fidelity Arizona Municipal Money Market Fund	$136,797

Annual Report

Notes to Financial Statements continued 5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s management fee. During the period, these credits reduced the management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$40,395
Fidelity Arizona Municipal Money Market Fund	133,335

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Annual Report

34

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund (formerly Spartan Arizona Municipal Income Fund) and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (formerly Spartan Arizona Municipal Income Fund) (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Union Street Trust’s and Fidelity Union Street Trust II’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the ac counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts October 10, 2005

35 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 321 funds advised by FMR or an affiliate. Mr. McCoy oversees 323 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 312 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1974 or 1991

Trustee of Fidelity Union Street Trust (1974) and Fidelity Union Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

36

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as a President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Arizona Municipal Money Market and Fidelity Arizona Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

37 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

38

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), and INET Technologies Inc. (telecom munications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

40

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

41 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

42

Name, Age; Principal Occupation Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Arizona Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM

(2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR

(2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas Silvia (44)

Year of Election or Appointment: 2005

Vice President of Fidelity Arizona Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Christine J. Thompson (47)

Year of Election or Appointment: 1998

Vice President of Fidelity Arizona Municipal Income. Ms. Thompson also serves as Vice President of other funds advised by FMR.

43 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Michael Widrig (42)

Year of Election or Appointment: 2003

Vice President of Arizona Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig managed a variety of Fidelity funds and worked as an analyst in the Fixed Income Group.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of FDC (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Annual Report

44

Name, Age; Principal Occupation Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income.. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Man agement where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Mehrmann also serves as Deputy Trea surer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Invest ments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

45 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Ms. Monasterio also serves as Deputy Trea surer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1994

Assistant Treasurer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Annual Report

46

Name, Age; Principal Occupation Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Fidelity Arizona Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

47 Annual Report

Distributions

The Board of Trustees of Arizona Municipal Income Fund voted to pay on October 10, 2005, to shareholders of record at the opening of business on October 7, 2005, a distribution of $.03 per share derived from capital gains realized from sales of portfolio securities.

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subsequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Fund	2005	2004
Fidelity Arizona Municipal Income Fund	$278,356	$352,841
Fidelity Arizona Municipal Money Market Fund	$6,669	$—

During fiscal year ended 2005, 100% of each fund’s income dividends were free from federal income tax, and 4.72% and 51.70% of Arizona Municipal Income Fund and Arizona Municipal Money Market Fund’s income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

48

Proxy Voting Results

A special meeting of the fund’s shareholders was held on April 13, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow
the Board of Trustees, if permitted by
applicable law, to authorize fund mergers
without shareholder approval.*
	# of	% of
	Votes	Votes
Affirmative	7,963,915,275.00	80.395
Against	1,604,213,132.51	16.194
Abstain	331,409,117.16	3.346
Broker
Non Votes .	6,453,184.00	.065
TOTAL	9,905,990,708.67	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of	% of
	Votes	Votes
Laura B. Cronin
Affirmative	9,373,053,787.27	94.620
Withheld	532,936,921.40	5.380
TOTAL	9,905,990,708.67	100.000
Dennis J. Dirks
Affirmative	9,385,368,522.63	94.744
Withheld	520,622,186.04	5.256
TOTAL	9,905,990,708.67	100.000
Robert M. Gates
Affirmative	9,372,071,963.26	94.610
Withheld	533,918,745.41	5.390
TOTAL	9,905,990,708.67	100.000
George H. Heilmeier
Affirmative	9,374,826,621.61	94.638
Withheld	531,164,087.06	5.362
TOTAL	9,905,990,708.67	100.000
Abigail P. Johnson
Affirmative	9,349,225,683.70	94.380
Withheld	556,765,024.97	5.620
TOTAL	9,905,990,708.67	100.000

	# of	% of
	Votes	Votes

Edward C. Johnson 3d
Affirmative	9,336,624,684.41	94.252
Withheld	569,366,024.26	5.748
TOTAL	9,905,990,708.67	100.000

Marie L. Knowles
Affirmative	9,385,202,135.87	94.743
Withheld	520,788,572.80	5.257
TOTAL	9,905,990,708.67	100.000
Ned C. Lautenbach
Affirmative	9,376,788,549.33	94.658
Withheld	529,202,159.34	5.342
TOTAL	9,905,990,708.67	100.000
Marvin L. Mann
Affirmative	9,361,169,551.40	94.500
Withheld	544,821,157.27	5.500
TOTAL	9,905,990,708.67	100.000
William O. McCoy
Affirmative	9,363,552,602.29	94.524
Withheld	542,438,106.38	5.476
TOTAL	9,905,990,708.67	100.000
Robert L. Reynolds
Affirmative	9,372,289,526.22	94.612
Withheld	533,701,182.45	5.388
TOTAL	9,905,990,708.67	100.000
Cornelia M. Small
Affirmative	9,384,016,844.12	94.731
Withheld	521,973,864.55	5.269
TOTAL	9,905,990,708.67	100.000
William S. Stavropoulos
Affirmative	9,373,082,552.28	94.620
Withheld	532,908,156.39	5.380
TOTAL	9,905,990,708.67	100.000
Kenneth L. Wolfe
Affirmative	9,374,633,251.39	94.636
Withheld	531,357,457.28	5.364
TOTAL	9,905,990,708.67	100.000

* Denotes trust-wide proposals and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund (formerly Spartan Arizona Municipal Income Fund) / Fidelity Arizona Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its sharehold ers by Fidelity (including the investment performance of each fund); (2) the competi tiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and indepen dent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s

Annual Report

50

shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

51 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a broad based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”) (bond fund only), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The Board did not consider that Lipper peer group to be a meaningful comparison for Fidelity Arizona Municipal Money Market Fund, however, because the peer group combines tax exempt money market funds from several different states. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

52

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark over time.

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative

53 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 17% would mean that 83% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (includ ing transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

Annual Report

54

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also

55 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee compari sons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the

Annual Report

56

Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

57 Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Sub Advisers

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation Boston, MA

Transfer and Service Agents

Citibank, N.A. New York, NY and

Fidelity Service Company, Inc. Boston, MA

Custodian

Citibank, N.A. New York, NY

The Fidelity Telephone Connection Mutual Fund 24 Hour Service

Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® )	(automated_phone_logo) 1-800-544-5555

(automated_phone_logo) Automated line for quickest service

AZI/SPZ-UANN-1005 1.790910.102

Fidelity® Municipal Money Market Fund

Annual Report August 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Changes/	6	A summary of major shifts in the fund’s
Performance		investments over the past six months and
		one year, and performance information.
Investments	7	A complete list of the fund’s investments.
Financial Statements	89	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	93	Notes to the financial statements.
Report of Independent	97
Registered Public
Accounting Firm
Trustees and Officers	98
Distributions	109
Proxy Voting Results	110
Board Approval of	111
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C Johnson 3rd)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an ac curate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confi dent we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offend ers should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick applica tion of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legisla tors and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings. For nearly 60 years, Fidelity has worked very hard to improve its products and ser vice to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and partici pants in retirement plans across America. Let me close by saying that we do not take your trust in us for granted, and we real ize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Actual	$1,000.00	$1,010.20	$2.23
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.99	$2.24

* Expenses are equal to the Fund’s annualized expense ratio of .44%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

5 Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	8/31/05	2/28/05	8/31/04
0 – 30	92.4	89.8	91.3
31 – 90	2.1	1.9	1.7
91 – 180	0.3	5.0	1.7
181 – 397	5.2	3.3	5.3
Weighted Average Maturity
	8/31/05	2/28/05	8/31/04
Fidelity Municipal Money Market	24 Days	19 Days	26 Days
All Tax Free Money Market Funds Average*	28 Days	28 Days	36 Days

*Source: iMoneyNet, Inc.

Current and Historical Seven Day Yields
	8/29/05	5/30/05	2/28/05	11/29/04	8/30/04
Fidelity Municipal Money
Market Fund	2.14%	2.45%	1.39%	1.31%	.91%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

Annual Report

Investments August 31, 2005

Showing Percentage of Net Assets

Municipal Securities 97.1%

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 1.3%
Alabama Gen. Oblig. Participating VRDN Series MS 668,
2.52% (Liquidity Facility Morgan Stanley) (c)(g)	$6,623	$6,623
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 2.62%, LOC
Southtrust Bank NA, VRDN (c)(f)	7,500	7,500
(Gazebo East Proj.) Series 1991 B, 2.59%, LOC Southtrust
Bank NA, VRDN (c)	2,540	2,540
(Liberty Square Apts. Proj.) Series C, 2.62%, LOC Southtrust
Bank NA, VRDN (c)(f)	8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 2.6%, LOC AmSouth
Bank NA, Birmingham, VRDN (c)(f)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series Merlots 01 A38, 2.45% (Liquidity Facility
Wachovia Bank NA) (c)(f)(g)	14,650	14,650
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev.
Participating VRDN Series MT 16, 2.53% (Liquidity Facility
Svenska Handelsbanken AB) (c)(g)	23,055	23,055
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber
Museum Proj.) 2.52%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Participating VRDN:
Series EGL 030007 Class A, 2.53% (Liquidity Facility
Citibank NA, New York) (c)(g)	4,875	4,875
Series EGL 02 6009, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	4,100	4,100
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.)
2.55%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000	8,000
Cullman Med. Park South Med. Clinic Board Rev. Participating
VRDN Series MT 121, 2.55% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(g)	12,250	12,250
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel
Decatur LLC Proj.) Series 2003 A, 2.43%, VRDN (c)(f)	17,000	17,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.)
2.64%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	3,765	3,765
Houston County Health Care Auth. Rev. Bonds:
Series PT 879, 2.15%, tender 11/10/05 (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)(h)	10,195	10,195
Series PT 880, 2.85%, tender 6/22/06 (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)(h)	23,730	23,730
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.)
2.55%, LOC Wachovia Bank NA, VRDN (c)(f)	8,200	8,200

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – continued
Jefferson County Swr. Rev. Participating VRDN:
Series EGL 02 6016, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	$5,000	$5,000
Series PT 1838, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	10,520	10,520
Series PT 849, 2.53% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	12,495	12,495
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.)
2.62%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	3,620	3,620
Mobile Indl. Dev. Board Rev. (Newark Group Ind. Proj.)
2.47%, LOC Wachovia Bank NA, VRDN (c)(f)	3,975	3,975
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip.
Proj.) Series 1996, 2.69%, LOC Southtrust Bank NA,
VRDN (c)(f)	1,215	1,215
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.)
Series 1997, 2.62%, LOC Bank of America NA, VRDN (c)(f)	1,220	1,220
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters
477, 2.53% (Liquidity Facility JPMorgan Chase Bank) (c)(g) .	4,775	4,775
		220,303

Alaska – 1.0%
Alaska Hsg. Fin. Corp.:
Participating VRDN:
Series Merlots 99 D, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	12,900	12,900
Series Putters 1020, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	5,780	5,780
Series A, 2.55% (FSA Insured), VRDN (c)(f)	25,500	25,500
Alaska Ind. Dev. & Export Auth. Participating VRDN Series MT
129, 2.57% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	4,850	4,850
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN:
Series PT 1861, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	11,745	11,745
Series PT 862, 2.54% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	9,995	9,995
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 2.45% (Liquidity Facility Wachovia Bank
NA) (c)(f)(g)	7,500	7,500
Series PT 2061, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	6,420	6,420
Series ROC II R138, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	8,015	8,015

See accompanying notes which are an integral part of the financial statements.

Annual Report

8

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alaska – continued
Anchorage Gen. Oblig. Participating VRDN Series PT 2652,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$12,010	$12,010
Anchorage Wastewtr. Rev. Participating VRDN Series DB 128,
2.53% (Liquidity Facility Deutsche Bank AG) (c)(g)	6,945	6,945
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 3%, tender 6/1/06 (c)	24,500	24,500
Series 1994 C, 3%, tender 6/1/06 (c)	24,000	24,000
		160,160

Arizona – 1.7%
Arizona School Facilities Board Ctfs. of Prtn. Participating
VRDN Series ROC II R 4069, 2.53% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (c)(g)	8,600	8,600
Arizona School Facilities Board State School Impt. Rev.
Participating VRDN Series Putters 484, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)	11,935	11,935
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN
Series PT 2312, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,720	3,720
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN
Series PT 2237, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	14,010	14,010
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 2.8% tender
9/7/05, CP mode (f)	6,035	6,035
(Clayton Homes, Inc. Proj.) Series 1998, 2.59%, LOC U.S.
Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 2.55%, LOC Fannie
Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(f)	14,900	14,900
(San Lucas Apts. Proj.) 2.57%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 2.55%, LOC Fannie
Mae, VRDN (c)(f)	3,390	3,390
(San Miguel Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 2.55%, LOC Fannie Mae,
VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(f)	3,800	3,800
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 2.57% (Liquidity
Facility Morgan Stanley) (c)(f)(g)	47,400	47,400

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – continued
Mesa Util. Sys. Rev. Participating VRDN Series Putters 960,
2.53% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$5,200	$5,200
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN
Series Merlots 02 A28, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	3,385	3,385
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating
VRDN:
Series EGL 7050040, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	9,475	9,475
Series EGL 720050020, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	23,035	23,035
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series BS 9063, 2.41% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)	7,990	7,990
Series PT 1401, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	4,410	4,410
Phoenix Gen. Oblig. Participating VRDN Series PT 1436,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,395	1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square
Apt. Proj.) Series 1995, 2.45%, LOC Gen. Elec. Cap. Corp.,
VRDN (c)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 2.64%,
LOC Wachovia Bank NA, VRDN (c)(f)	990	990
(Plastican Proj.) Series 1997, 2.4%, LOC Fleet Bank NA,
VRDN (c)(f)	3,020	3,020
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN Series Merlots 01 A23, 2.45% (Liquidity Facility
Wachovia Bank NA) (c)(f)(g)	510	510
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron
Place Apts. Proj.) 2.55%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series ROC II R1002, 2.53% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	14,150	14,150
Series 1997 B:
2.7% 9/7/05, CP	4,900	4,900
2.8% 9/15/05, CP	18,000	18,000
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap.
Corp. Proj.) 2.73% tender 11/3/05, CP mode	8,560	8,560
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab.
Proj.) Series 1999 A, 2.65%, LOC Wells Fargo Bank NA,
San Francisco, VRDN (c)(f)	2,045	2,045
		278,455

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arkansas – 0.7%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.)
Series 1999, 2.57%, LOC Bank of America NA, VRDN (c)(f)	$2,325	$2,325
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C,
2.64% (Liquidity Facility Bank of America NA) (c)(f)(g)	5,150	5,150
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.)
2.54%, LOC Wachovia Bank NA, VRDN (c)(f)	24,000	24,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners
LP Proj.) 2.6%, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series MS 1139, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	58,240	58,240
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.)
Series 1992, 2.49%, LOC Fortis Banque SA, VRDN (c)(f)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp.
Proj.) Series 1999, 2.57%, LOC Bank of America NA,
VRDN (c)(f)	5,500	5,500
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT
1948, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,730	5,730
		118,645

California – 1.5%
Access to Lns. for Learning Student Ln. Corp. Rev.:
Bonds (Student Ln. Prog.) Series II A7, 2.95%, tender
6/1/06, LOC State Street Bank & Trust Co., Boston (c)(f)	13,350	13,350
(Student Ln. Prog.):
Series VA1, 2.58% (AMBAC Insured), VRDN (c)(f)	40,000	40,000
Series VA2, 2.55% (AMBAC Insured), VRDN (c)(f)	45,000	45,000
California Home Mtg. Fin. Auth. Homebuyers Fund Single
Family Participating VRDN Series ROC II R321, 2.55%
(Liquidity Facility Citibank NA) (c)(f)(g)	95,470	95,470
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating
VRDN:
Series MT 22, 2.56% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	24,240	24,240
Series MT 79, 2.56% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	2,305	2,305
Series PT 998, 2.56% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	24,900	24,900
		245,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – 3.1%
Adams & Arapahoe Counties Joint School District #28J Aurora
Participating VRDN Series PT 1771, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	$5,865	$5,865
Adams County Hsg. Auth. (Semper Village Apartments Proj.)
Series 2004 A, 2.57%, LOC Fannie Mae, VRDN (c)(f)	7,250	7,250
Arapaho County School District #6, Littleton Participating
VRDN Series PT 1983, 2.53% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(g)	7,410	7,410
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.)
Series 1996, 2.65%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series MT 23, 2.53% (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)	21,255	21,255
Series PA 02 1094, 2.53% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(g)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2.52%, LOC
JPMorgan Chase Bank, VRDN (c)	16,700	16,700
Colorado Hsg. & Fin. Auth.:
Participating VRDN:
Series BA 96 E, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	670	670
Series FRRI 00 A3, 2.78% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)	390	390
Series FRRI 00 A4, 2.73% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)	900	900
Series FRRI L37J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	8,495	8,495
Series FRRI L9, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	1,185	1,185
Series LB 03 L31J, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	8,300	8,300
Series LB 04 F12, 2.53% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(f)(g)	7,720	7,720
Series LB 04 F13, 2.53% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(f)(g)	7,475	7,475
Series LB 05 F4, 2.58% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(f)(g)	4,400	4,400
Series Merlots 01 A20, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	2,240	2,240

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Colorado Hsg. & Fin. Auth.: – continued
Participating VRDN:
Series PT 1373, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	$2,850	$2,850
Series Putters 120, 2.56% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	2,470	2,470
Series 2002 A3, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	6,215	6,215
Series 2003 A2 Class I, 2.5% (Liquidity Facility Dexia Cr.
Local de France), VRDN (c)(f)	21,300	21,300
Series 2003 B3, 2.5% (Liquidity Facility JPMorgan Chase
Bank), VRDN (c)(f)	17,000	17,000
Series 2004 B2 Class I, 2.5% (Liquidity Facility Dexia Cr.
Local de France), VRDN (c)(f)	16,000	16,000
Series A2 Class 1, 2.5% (Liquidity Facility Dexia Cr. Local de
France), VRDN (c)(f)	23,000	23,000
Series C2 Class I, 2.5% (Liquidity Facility Dexia Cr. Local de
France), VRDN (c)(f)	25,000	25,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic
Services, Inc. Proj.) 2.55%, LOC Bank of America NA,
VRDN (c)(f)	7,000	7,000
Colorado Springs Utils. Rev. Participating VRDN:
Series SGB 28, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	11,480	11,480
Series TOC 04 E, 2.52% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	11,650	11,650
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 2.45% (AMBAC Insured),
VRDN (c)(f)	45,655	45,655
Series 1989 A, 2.39% (AMBAC Insured), VRDN (c)(f)	14,000	14,000
Denver City & County Arpt. Rev. Participating VRDN:
Series FRRI 01 F12, 2.53% (Liquidity Facility Bank of New
York, New York) (c)(f)(g)	5,000	5,000
Series Merlots 97 Q, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	6,600	6,600
Series PA 762, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,995	4,995
Series PA 764R, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 2112, 2.57% (Liquidity Facility WestLB AG) (c)(f)(g)	2,480	2,480
Series PT 3124, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,250	7,250
Series PT 782, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5,515	5,515

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Denver City & County Arpt. Rev. Participating VRDN: -
continued
Series PT 920, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$1,500	$1,500
Series Putters 1054, 2.4% (Liquidity Facility JPMorgan Chase
& Co.) (c)(g)	5,295	5,295
Series RF 02 E14, 2.64% (Liquidity Facility Bank of New
York, New York) (c)(f)(g)	44,200	44,200
Series Stars 104, 2.53% (Liquidity Facility BNP Paribas
SA) (c)(g)	5,555	5,555
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at
DIA Proj.) Series A, 2.53%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	8,790	8,790
El Paso County Co. Single Family Mtg. Rev. Participating
VRDN Series MS 1136, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	8,689	8,689
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.)
Series 1993, 2.65%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	840	840
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 2.57%, LOC Fannie
Mae, VRDN (c)(f)	7,250	7,250
(Timberleaf Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(f)	13,850	13,850
Lower Colorado River Auth. Rev. Participating VRDN Series
EGL 01 4313, 2.53% (Liquidity Facility Citibank NA, New
York) (c)(g)	7,500	7,500
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts
Apts. Proj.) Series 2000 A, 2.64%, LOC U.S. Bank NA,
Minnesota, VRDN (c)	7,120	7,120
Reg’l. Trans. District Sales Tax Rev. Participating VRDN Series
MS 01 679, 2.52% (Liquidity Facility Morgan Stanley) (c)(g)	2,955	2,955
Southern Ute Indian Tribe of Southern Ute Indian Reservation
2.55%, VRDN (c)	13,000	13,000
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN
Series EGL 7050046 Class A, 2.53% (Liquidity Facility
Citibank NA) (c)(g)	4,620	4,620
Weld County School District #6, Greely Participating VRDN
Series PT 1918, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	4,585	4,585
Westminster County Multi-family Hsg. Rev. (Lakeview Apts.
Proj.) Series 1997, 2.65%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		503,774

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Connecticut – 0.9%
Connecticut Gen. Oblig. Participating VRDN:
Series EGL 7050017, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	$11,660	$11,660
Series EGL 7050078, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	19,000	19,000
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38,
2.54% (Liquidity Facility Landesbank Hessen Thuringen) (c)(f)(g)	125,260	125,260
		155,920

Delaware – 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co.
Proj.):
Series 1988, 2.52%, VRDN (c)(f)	3,550	3,550
Series 1993 C, 2.54%, VRDN (c)	4,300	4,300
Series 1994, 2.52%, VRDN (c)(f)	11,200	11,200
Series 1999 A, 2.52%, VRDN (c)	6,730	6,730
Series 1999 B, 2.57%, VRDN (c)(f)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	11,480	11,480
Series FRRI 02 L8, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	5,925	5,925
Series ROC II R359, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	2,155	2,155
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield
English Village Proj.) 2.57%, LOC Fannie Mae, VRDN (c)(f) .	8,500	8,500
		62,840

District Of Columbia – 1.9%
District of Columbia Enterprise Zone Rev. (Crowell & Moring
LLP Proj.) 2.41%, LOC Suntrust Bank, VRDN (c)(f)	3,300	3,300
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 2451, 2.53% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	5,125	5,125
Series ROC II 99 10, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	5,905	5,905
District of Columbia Hosp. Rev. Participating VRDN Series
Floaters 01 712, 2.57% (Liquidity Facility Morgan
Stanley) (c)(g)	17,660	17,660
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 2.65%, LOC Bank of
America NA, VRDN (c)(f)	3,155	3,155

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
District Of Columbia – continued
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.: -
continued
(WDC I LP Dev. Proj.) Series 2000, 2.54%, LOC Suntrust
Bank, VRDN (c)(f)	$8,520	$8,520
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev.
Participating VRDN Series PT 3088, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	8,640	8,640
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 2.64%, LOC Branch
Banking & Trust Co., VRDN (c)(f)	6,350	6,350
(Fort Lincoln New Town/Premium Distributors LLC Proj.)
Series 2000, 2.54%, LOC Wachovia Bank NA,
VRDN (c)(f)	8,660	8,660
(Nat’l. Assoc. of Realtors Proj.) Series 2003 A, 2.41%, LOC
Suntrust Bank, VRDN (c)(f)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN
Series PT 1410, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,120	5,120
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	12,300	12,300
Series ROC II 99 5, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	9,505	9,505
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev.
Participating VRDN Series MT 108, 2.57% (Liquidity Facility
Svenska Handelsbanken AB) (c)(f)(g)	1,660	1,660
Metropolitan Washington Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series EGL 7050026, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	5,750	5,750
Series EGL 720050023, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	5,975	5,975
Series MT 114, 2.57% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)	5,990	5,990
Series MT 13, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	5,495	5,495
Series PT 1991, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	3,235	3,235
Series PT 2672, 2.57% (Liquidity Facility Dexia Cr. Local
de France) (c)(f)(g)	5,350	5,350
Series PT 736, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	4,645	4,645
Series Putters 1017, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	1,375	1,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
District Of Columbia – continued
Metropolitan Washington Arpts. Auth. Sys. Rev.: – continued
Participating VRDN:
Series ROC II R195, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	$5,995	$5,995
Series Stars 126, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	20,000	20,000
Series Stars 130, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	5,170	5,170
Series TOC 05 E, 2.56% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)(g)	19,200	19,200
2.42% (FSA Insured), VRDN (c)(f)	125,945	125,945
		317,525

Florida – 3.7%
Broward County Arpt. Sys. Rev. Participating VRDN Series
Stars 93, 2.57% (Liquidity Facility BNP Paribas SA) (c)(f)(g) .	12,140	12,140
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary
Apts Proj.) Series A, 2.53%, LOC Fannie Mae, VRDN (c)(f) .	16,230	16,230
Canaveral Port Auth. Rev. Participating VRDN Series ROC II
R2025, 2.53% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(g)	7,765	7,765
Cape Coral Gen. Oblig. 2.63% 10/26/05, LOC Bank of
America NA, CP	10,100	10,100
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 17, 2.61% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	17,225	17,225
Deltona Util. Sys. Rev. Participating VRDN Series PT 2024,
2.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,205	5,205
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF
00 15, 2.64% (Liquidity Facility Bank of New York, New
York) (c)(f)(g)	6,675	6,675
Florida Board of Ed. Cap. Outlay Participating VRDN Series
EGL 7050031, 2.53% (Liquidity Facility Citibank NA) (c)(g) .	16,310	16,310
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	17,840	17,840
Series Putters 473, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	6,965	6,965
Series ROC II R2208, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	4,000	4,000
Florida Dept. of Envir. Protection Preservation Rev.
Participating VRDN Series Floaters 722, 2.52% (Liquidity
Facility Morgan Stanley) (c)(g)	3,680	3,680

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 2.53%, LOC
Fannie Mae, VRDN (c)(f)	$7,500	$7,500
(Lynn Lake Apts. Proj.) Series B1, 2.57%, LOC Freddie Mac,
VRDN (c)(f)	10,100	10,100
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000
1, 2.4%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
Gainesville Utils. Sys. Rev. 2.85% 10/6/05, CP	19,600	19,600
Hillsborough County Aviation Auth. Rev.:
Participating VRDN Series PT 745, 2.57% (Liquidity Facility
Svenska Handelsbanken AB) (c)(f)(g)	2,500	2,500
Series D:
2.58% 9/15/05, LOC Landesbank Baden-Wuert, CP (f)	12,300	12,300
2.6% 9/15/05, LOC Landesbank Baden-Wuert, CP (f)	3,000	3,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters
Run Apts. Proj.) Series 2002 A, 2.4%, LOC Fannie Mae,
VRDN (c)(f)	9,000	9,000
Jacksonville Aviation Auth. Rev.:
Series B1, 2.55% (FSA Insured), VRDN (c)(f)	26,050	26,050
Series B2, 2.4% (FSA Insured), VRDN (c)(f)	8,775	8,775
2.4% (FGIC Insured), VRDN (c)(f)	15,500	15,500
Jacksonville Health Facilities Auth. Participating VRDN Series
ROC II R186, 2.53% (Liquidity Facility Citibank NA) (c)(g)	11,800	11,800
JEA Wtr. & Swr. Sys. Rev. Participating VRDN
Series Putters 805, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	5,470	5,470
Lakeland Wtr. & Wastewtr. Rev. Participating VRDN Series
Putters 481, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	4,995	4,995
Lee County Arpt. Rev. Participating VRDN
Series PT 2269, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	2,880	2,880
Lee County Trans. Facilities Participating VRDN Series ROC II
R342, 2.53% (Liquidity Facility Citibank NA) (c)(g)	8,265	8,265
Miami-Dade County Aviation Rev.:
Participating VRDN Series 2003 L22J, 2.53% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	9,445	9,445
Series 2005 A:
2.58% 10/3/05, LOC BNP Paribas SA, LOC Dexia Cr.
Local de France, CP (f)	16,000	16,000
2.58% 10/11/05, LOC BNP Paribas SA, LOC Dexia Cr.
Local de France, CP (f)	17,000	17,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Miami-Dade County Edl. Facilities Auth. Rev. Participating
VRDN Series PT 2097, 2.52% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(g)	$1,425	$1,425
Miami-Dade County Health Facilities Auth. Hosp. Rev.
Participating VRDN Series PT 884, 2.52% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	5,600	5,600
Miami-Dade County Wtr. & Swr. Rev. Bonds 4% 10/1/05
(MBIA Insured)	7,365	7,373
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating
VRDN:
Series PT 2106, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,300	4,300
Series PT 2411, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	19,100	19,100
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point
Villas Apt. Proj.) Series 2000 F, 2.53%, LOC Fannie Mae,
VRDN (c)(f)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced
Drainage Sys., Inc. Proj.) 2.62%, LOC Nat’l. City Bank,
VRDN (c)(f)	1,100	1,100
Orange County Sales Tax Rev. Participating VRDN Series PT
1557, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,685	9,685
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C1, 2.51% (FSA Insured), VRDN (c)	41,335	41,335
Series 2003 C3, 2.51% (FSA Insured), VRDN (c)	13,750	13,750
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay
Apts. Proj.) Series A, 2.4%, LOC Fannie Mae, VRDN (c)(f)	3,700	3,700
Palm Beach County School Board Ctfs. of Prtn. Participating
VRDN Series ROC II R297, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	6,300	6,300
Palm Beach County School District 2.4% 9/6/05, LOC Bank of
America NA, CP	17,900	17,900
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev.
Participating VRDN:
Series PT 2239, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5,690	5,690
Series PT 993, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	3,040	3,040
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge
Cove Apts. Proj.) Series 2001, 2.4%, LOC AmSouth Bank
NA, Birmingham, VRDN (c)(f)	4,900	4,900

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D,
2.65%, tender 12/15/05 (Nat’l. Rural Utils. Coop. Fin.
Corp. Guaranteed) (c)	$11,550	$11,550
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 2.65%
(Nat’l. Rural Utils. Coop. Fin. Corp. Guaranteed),
VRDN (c)	6,050	6,050
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G, 2.6% 9/15/05 (FGIC Insured), CP (f)	12,095	12,095
Series G:
2.85% 10/6/05 (FGIC Insured), CP	21,025	21,025
2.87% 10/6/05 (FGIC Insured), CP (f)	7,500	7,500
2.9% 9/16/05 (FGIC Insured), CP (f)	21,295	21,295
Tampa Bay Wtr. Util. Sys. Rev. 2.55%, LOC Bank of America
NA, VRDN (c)(f)	51,400	51,400
		604,178

Georgia – 4.2%
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	5,000	5,000
Series MS 00 313, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	4,090	4,090
Series MS 00 375, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	14,345	14,345
Series MT 43, 2.57% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	7,530	7,530
Series PT 2501, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	24,155	24,155
Series PT 901, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	12,000	12,000
Atlanta Gen. Oblig. Participating VRDN Series SG 123,
2.53% (Liquidity Facility Societe Generale) (c)(g)	9,845	9,845
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 2.41%, LOC Suntrust Bank,
VRDN (c)(f)	4,475	4,475
(Brentwood Creek Apts. Proj.) Series 1999, 2.54%, LOC
Suntrust Bank, VRDN (c)(f)	4,425	4,425
(Carver Redev. Phase III Proj.) 2.41%, LOC Suntrust Bank,
VRDN (c)(f)	6,500	6,500
(Carver Redev. Proj.) Series 2000, 2.54%, LOC Suntrust
Bank, VRDN (c)(f)	2,955	2,955
(Collegetown at Harris Homes Phase I Proj.) 2.57%, LOC
Fannie Mae, VRDN (c)(f)	5,650	5,650

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: -
continued
(Peaks at West Atlanta Proj.) Series 2001, 2.41%, LOC
Suntrust Bank, VRDN (c)(f)	$4,910	$4,910
(Villages of Cascade Proj.) Series 1997 A, 2.54%, LOC
Suntrust Bank, VRDN (c)(f)	6,285	6,285
2.54%, LOC Wachovia Bank NA, VRDN (c)(f)	9,600	9,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 2.59% (Liquidity Facility Bank of America
NA) (c)(g)	4,520	4,520
Series EGL 04 2014 Class A, 2.53% (Liquidity Facility
Citibank NA) (c)(g)	4,950	4,950
Series PT 2373, 2.53% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	19,945	19,945
Series ROC II R 324, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	10,055	10,055
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset
Cove Apts. Proj.) 2.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	5,000	5,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek
Envir. Proj.) 2.54%, LOC Suntrust Bank, VRDN (c)(f)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.)
Series 1995, 2.54%, LOC Wachovia Bank NA, VRDN (c)(f) .	6,400	6,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series
2000, 2.83%, tender 5/5/06 (c)	20,725	20,725
Participating VRDN:
Series PA 1315, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	6,000	6,000
Series ROC II R413, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	5,320	5,320
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts
Proj.) Series 1999, 2.62%, LOC Branch Banking & Trust Co.,
VRDN (c)(f)	13,305	13,305
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.):
Series 2000 B, 2.44%, LOC Gen. Elec. Cap. Corp.,
VRDN (c)(f)	20,900	20,900
Series 2000 C, 2.44%, LOC Gen. Elec. Cap. Corp.,
VRDN (c)(f)	48,000	48,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating
VRDN Series MS 983, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	12,964	12,964

See accompanying notes which are an integral part of the financial statements.

21		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts.
Proj.) 2.41%, LOC Suntrust Bank, VRDN (c)(f)	$6,200	$6,200
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt.
Proj.) 2.4%, LOC Freddie Mac, VRDN (c)(f)	10,335	10,335
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.)
2.62%, LOC Comerica Bank, Texas, VRDN (c)(f)	1,800	1,800
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 2.54%, LOC
Suntrust Bank, VRDN (c)(f)	3,575	3,575
(Wesley Club Apts. Proj.) 2.41%, LOC Suntrust Bank,
VRDN (c)(f)	5,900	5,900
Fulton County Bldg. Auth. Rev. Participating VRDN Series
Putters 323, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	11,670	11,670
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls
Apt. Proj.) Series 1999, 2.54%, LOC Wachovia Bank NA,
VRDN (c)(f)	18,000	18,000
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN
Series MT 93, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,000	5,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev.
(Spout Springs Wtr. LLC Proj.) 2.55%, LOC Bank of America
NA, VRDN (c)(f)	10,300	10,300
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series PT
504, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	6,375	6,375
Georgia Muni. Elec. Auth.:
Bonds (Gen. Resolution Projs.) Series 1985 A, 2.7% tender
9/6/05, LOC Landesbank Hessen-Thuringen, CP mode	5,000	5,000
Series A, 2.7% 9/6/05, LOC Bayerische Landesbank
Girozentrale, LOC WestLB AG, CP	9,718	9,718
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series PA 786, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	4,595	4,595
Series PT 1821, 2.53% (Liquidity Facility WestLB AG) (c)(g) .	9,270	9,270
Georgia Port Auth. Rev.:
(Colonel’s Island Term. Proj.) 2.54%, LOC Suntrust Bank,
VRDN (c)(f)	3,100	3,100
(Mayor’s Point Term. Proj.) Series 1992, 2.54%, LOC
Suntrust Bank, VRDN (c)(f)	1,400	1,400
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN:
Series ROC II R6009 2.53% (Liquidity Facility Citibank
NA) (c)(g)	9,200	9,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN:
– continued
Series Stars 87, 2.53% (Liquidity Facility BNP Paribas
SA) (c)(g)	$16,070	$16,070
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc.
Proj.) Series 1996, 2.54%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (c)(f)	6,260	6,260
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 2.41%, LOC Suntrust Bank,
VRDN (c)(f)	8,000	8,000
(Herrington Woods Apt. Proj.) Series 1996 A, 2.39%, LOC
Fannie Mae, VRDN (c)(f)	13,335	13,335
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing
Corp. Proj.) Series 1997, 2.54%, LOC Fleet Nat’l. Bank,
VRDN (c)(f)	12,250	12,250
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN
Series PT 2583, 2.53% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	7,140	7,140
Liberty County Indl. Auth. (Hy Sil Manufacturing Co., Inc.
Proj.) Series 2001 A, 2.54%, LOC Suntrust Bank,
VRDN (c)(f)	2,250	2,250
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander
Crossing Apts. Proj.) 2.62%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)(f)	15,900	15,900
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp.
Proj.) Series 1999, 2.55%, LOC Bank of America NA,
VRDN (c)(f)	4,300	4,300
Metropolitan Atlanta Rapid Transit Series 2004 B, 2.5%
9/9/05, LOC Dexia Cr. Local de France, CP	22,700	22,700
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.
Participating VRDN Series SG 57, 2.53% (Liquidity Facility
Societe Generale) (c)(g)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.)
2.54%, LOC Suntrust Bank, VRDN (c)(f)	2,500	2,500
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds Second
Series 1995, 2.83%, tender 5/5/06 (c)	12,500	12,500
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc.
Proj.) Series 1994, 2.62%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	1,600	1,600
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 2.56%, LOC Fannie Mae,
VRDN (c)(f)	8,200	8,200
(Walton Centennial Proj.) Series A, 2.54%, LOC Wachovia
Bank NA, VRDN (c)(f)	19,200	19,200

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 2.54%, VRDN (c)(f)	$17,100	$17,100
(Kaolin Terminals, Inc. Proj.) 2.55%, LOC Bank of America
NA, VRDN (c)(f)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 2.54%, LOC
Suntrust Bank, VRDN (c)(f)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 2.54%, LOC
Suntrust Bank, VRDN (c)(f)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.)
Series 1997, 2.62%, LOC AmSouth Bank NA, Birmingham,
VRDN (c)(f)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc.
Proj.) Series 1997, 2.59%, LOC Wachovia Bank NA,
VRDN (c)(f)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic
Svcs. of Georgia LP Proj.) Series 2000, 2.53%, LOC Suntrust
Bank, VRDN (c)(f)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.)
Series 2000, 2.41%, LOC Suntrust Bank, VRDN (c)(f)	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook
Peanut Co. Proj.) Series 1996 B, 2.54%, LOC Suntrust Bank,
VRDN (c)(f)	3,200	3,200
		689,037

Hawaii – 0.6%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 2.43% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(f)(g)	11,185	11,185
Series PA 765, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,995	4,995
Series PT 830, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	2,215	2,215
Series ROC II R59, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	7,495	7,495
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating
VRDN:
Series PA 1062, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	6,370	6,370
Series PA 1224, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	4,670	4,670
Series PA 1244, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	2,500	2,500

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Hawaii – continued
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating
VRDN: – continued
Series PA 795R, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	$8,900	$8,900
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	6,470	6,470
Series MS 738, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	11,745	11,745
Series PT 2965, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	26,820	26,820
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev.
Participating VRDN Series Merlots 01 A15, 2.45% (Liquidity
Facility Wachovia Bank NA) (c)(f)(g)	3,465	3,465
Honolulu City and County Wastewtr. Sys. Participating VRDN
Series PT 3084, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,375	5,375
		102,205

Idaho – 0.2%
Idaho Hsg. & Fin. Assoc.:
Participating VRDN:
Series PA 145A, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	466	466
Series PT 1152, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	1,580	1,580
Series 2003 D, 2.5% (Liquidity Facility Lloyds TSB Bank PLC),
VRDN (c)(f)	14,075	14,075
Series 2003 E, 2.5% (Liquidity Facility Lloyds TSB Bank PLC),
VRDN (c)(f)	8,025	8,025
Series D Class I, 2.5% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (c)(f)	10,000	10,000
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts
Proj.) Series 1997, 2.59%, LOC U.S. Bank NA, Minnesota,
VRDN (c)(f)	965	965
		35,111

Illinois – 7.4%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS
1152, 2.57% (Liquidity Facility Morgan Stanley) (c)(f)(g)	68,900	68,900
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.)
2.6%, LOC Fannie Mae, VRDN (c)(f)	19,300	19,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.)
2.5%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000

See accompanying notes which are an integral part of the financial statements.

25		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O’Hare Proj.)
2.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$39,250	$39,250
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 2.59% (Liquidity Facility Bank of America
NA) (c)(g)	18,690	18,690
Series EGL 01 1309, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	11,205	11,205
Series Merlots 01 A47, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	6,065	6,065
Series Merlots 05 A15, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	11,465	11,465
Series Merlots 97 E, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	8,700	8,700
Series Putters 975, 2.53% (Liquidity Facility Dresdner Bank
AG) (c)(g)	5,875	5,875
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	9,900	9,900
Series EGL 98 1302, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	11,600	11,600
Series PT 3115, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	21,175	21,175
Series Putters 510, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	5,300	5,300
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 2.66%,
LOC Harris NA, VRDN (c)(f)	3,695	3,695
(MRC Polymers, Inc. Proj.) Series 2001, 2.56%, LOC Lasalle
Bank NA, VRDN (c)(f)	5,940	5,940
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	32,670	32,670
Series BA 99 X1, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	14,995	14,995
Series Merlots 01 A85, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	5,720	5,720
Series MT 53, 2.57% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	16,650	16,650
Series MT 59, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	6,145	6,145
Series PA 1198, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	3,425	3,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN: -
continued
Series PA 1199, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	$7,000	$7,000
Series PA 1200, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	2,250	2,250
Series PT 2345, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	2,640	2,640
Series PT 2718, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	6,190	6,190
Series PT 755, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	7,000	7,000
Series PT 756, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	7,990	7,990
Series PT 980, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	1,330	1,330
Series Putters 253, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	9,995	9,995
Series Putters 368Z, 2.56% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	10,850	10,850
Series Putters 370, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	4,995	4,995
Series Putters 383, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	4,995	4,995
Series Putters 496, 2.56% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(f)(g)	10,685	10,685
Series Putters 670, 2.56% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)	7,430	7,430
Series Putters 845Z, 2.56% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	14,640	14,640
Series ROC II R69, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	18,070	18,070
Series ROC II R70, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	3,570	3,570
Chicago O’Hare Int’l. Arpt. Spl. Facilities Rev. (O’Hare Tech
Ctr. II LLC Proj.) 2.57%, LOC Lasalle Bank NA, VRDN (c)(f)	10,500	10,500
Chicago Park District Participating VRDN Series PT 2935,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,960	10,960
Chicago Pub. Bldg. Commission Bldg. Rev. Participating
VRDN:
Series PA 473, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	4,195	4,195
Series PT 2041, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,805	7,805

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00
AAA, 2.4% (Liquidity Facility Wachovia Bank NA) (c)(g)	$12,470	$12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 2.58% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	510	510
Series FRRI 02 L24J, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	1,045	1,045
Series Merlots 00 A31, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	80	80
Chicago Wastewtr. Transmission Rev. Participating VRDN
Series Merlots 01 A125, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	4,965	4,965
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 2.59% (Liquidity Facility Bank of America
NA) (c)(g)	9,995	9,995
Series Merlots 00 TT, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	18,785	18,785
Series Merlots 97 V, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste
Sys. of North America Proj.) Series 1999, 2.59%, LOC
JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 21, 2.57% (Liquidity Facility State Street Bank &
Trust Co., Boston) (c)(g)	30,000	30,000
Cook County Gen. Oblig. Participating VRDN Series PA 591,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,300	5,300
Cook County School District # 162 Matteson Participating
VRDN Series PT 3040, 2.53% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(g)	6,380	6,380
Cook County School District #135 Participating VRDN Series
PT 3120, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,705	5,705
DuPage County Trans. Rev. Participating VRDN Series PT
3008, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,300	9,300
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 2.4%, LOC
U.S. Bank NA, Minnesota, VRDN (c)(f)	5,005	5,005
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.)
2.66%, LOC Harris NA, VRDN (c)(f)	3,685	3,685
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American
Wtr. Cap. Corp. Proj.) Series 1997, 2.78% tender 11/3/05,
CP mode (f)	23,325	23,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Cloverhill Pastry Vend Corp. Proj.) 2.6%, LOC M&I Marshall
& Ilsley Bank, VRDN (c)(f)	$3,210	$3,210
(Delta-Unibus Corp. Proj.) Series 2001, 2.6%, LOC Bank of
America NA, VRDN (c)(f)	3,400	3,400
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 2.65%,
LOC Harris NA, VRDN (c)(f)	2,352	2,352
(R&R Enterprises 2nd Proj.) Series 1999 A, 2.66%, LOC
Harris NA, VRDN (c)(f)	4,660	4,660
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series
1998, 2.54%, LOC HSBC Bank USA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.):
2.55%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
2.55%, LOC Wachovia Bank NA, VRDN (c)(f)	16,000	16,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American
Wtr. Co. Proj.) 2.55% (MBIA Insured), VRDN (c)(f)	9,860	9,860
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series MACN 05 D, 2.53% (Liquidity Facility Bank of
America NA) (c)(g)	7,010	7,010
Series Merlots 97 U, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	9,040	9,040
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3029,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,800	7,800
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	9,100	9,100
Series EGL 02 1301, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	5,900	5,900
Series EGL 02 1304, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	5,040	5,040
Series EGL 02 6025, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	9,900	9,900
Series MSTC 01 148, 2.41% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)	12,435	12,435
Series PT 1882, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	18,420	18,420
Series PT 379, 2.53% (Liquidity Facility DEPFA BANK
PLC) (c)(g)	10,465	10,465
Series PT 871, 2.53% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	4,000	4,000
Series Putters 02 321, 2.53% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	14,485	14,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig. Participating VRDN: – continued
Series Putters 842, 2.53% (Liquidity Facility Dresdner Bank
AG) (c)(g)	$9,095	$9,095
Series ROC II R4536, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	5,175	5,175
Illinois Health Facilities Auth. Rev.:
Bonds:
(Evanston Northwestern Health Care Corp. Proj.) Series
1996, 2.9% tender 9/15/05, CP mode	19,000	19,000
Series PT 977, 2.15%, tender 11/10/05 (Liquidity Facility
Svenska Handelsbanken AB) (c)(g)(h)	9,755	9,755
Participating VRDN Series PA 848R, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	5,190	5,190
Illinois Int’l. Port District Facilities (Southdown, Inc. Proj.) Series
2000, 2.42%, LOC Wachovia Bank NA, VRDN (c)(f)	8,500	8,500
Illinois Reg’l. Trans. Auth. Participating VRDN:
Series 720050003 Class A, 2.53% (Liquidity Facility
Citibank NA) (c)(g)	4,400	4,400
Series Merlots 01 A48, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	8,905	8,905
Series Merlots 02 A23, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	11,775	11,775
Series Merlots 02 A24, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	4,965	4,965
Series Merlots 02 A41, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	8,475	8,475
Series MSTC 9044, 2.41% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)	8,200	8,200
Series PT 2317, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,360	5,360
Series PT 2394, 2.53% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	24,900	24,900
Series PT 2398, 2.53% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	26,220	26,220
Series SG 3, 2.54% (Liquidity Facility Societe
Generale) (c)(g)	4,000	4,000
Series SGB 19, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	5,000	5,000
Series PT 1929, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,615	7,615

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Sales Tax Rev. Participating VRDN: – continued
Series ROC II R4542, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	$4,985	$4,985
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 2.39%, LOC Bank of America NA,
VRDN (c)(f)	3,700	3,700
Series 1998 A, 2.45% (MBIA Insured), VRDN (c)(f)	1,450	1,450
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series PT 3127, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	10,715	10,715
Series Putters 1014, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	6,980	6,980
Series Putters 963, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	12,065	12,065
Series Putters 965, 2.53% (Liquidity Facility Dresdner Bank
AG) (c)(g)	32,345	32,345
Kane & DeKalb Counties Cmnty. Unit School District #302
Participating VRDN Series Putters 283, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)	4,600	4,600
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.)
Series 1991, 2.41%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5
Participating VRDN Series PT 1989, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	5,480	5,480
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev.
Participating VRDN Series EGL 00 1306, 2.53% (Liquidity
Facility Citibank NA, New York) (c)(g)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN:
Series EGL 02 6001, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	4,600	4,600
Series PZ 45, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	4,500	4,500
Series PZ 52, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,575	7,575
Series TOC 05 V1, 2.57% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	9,290	9,290
Series TOC 05 Z5, 2.57% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	17,700	17,700
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997,
2.66%, LOC Harris NA, VRDN (c)(f)	3,705	3,705
Northern Illinois Univ. Revs. Participating VRDN Series PT
2320, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,140	7,140

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series
1998, 2.46%, LOC Fannie Mae, VRDN (c)(f)	$10,630	$10,630
Roaring Fork Muni. Prods LLC Participating VRDN Series RF 05
12, 2.57% (Liquidity Facility Bank of New York, New
York) (c)(g)	12,895	12,895
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998,
2.54%, LOC Suntrust Bank, VRDN (c)(f)	800	800
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc.
Proj.) Series 1986, 2.41%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	9,500	9,500
Schaumburg Village Gen. Oblig. Participating VRDN Series
Merlots 04 C33, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	4,890	4,890
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating
VRDN:
Series IXIS 05 10, 2.53% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(g)	4,000	4,000
Series Merlots 00 S, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	3,500	3,500
Series Merlots 01 A105, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	3,160	3,160
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear &
Engineering Corp. Proj.) 2.65%, LOC Bank of America NA,
VRDN (c)(f)	4,472	4,472
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.) 2.57%,
LOC Lasalle Bank NA, VRDN (c)(f)	12,915	12,915
Winnebago County Gen. Oblig. Participating VRDN Series PT
2070, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,675	5,675
		1,223,059

Indiana – 1.2%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.)
2.56%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f) .	5,965	5,965
Carmel Clay Parks Bldg. Corp. Participating VRDN Series
Putters 539, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	5,800	5,800
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series
1995, 2.54%, LOC Suntrust Bank, VRDN (c)(f)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange
Proj.) Series 1997, 2.64%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	3,200	3,200
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.)
Series 2000, 2.57%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (c)(f)	8,048	8,048

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II
Proj.) 2.55%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (c)(f)	$2,062	$2,062
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.)
2.42%, VRDN (c)(f)	6,500	6,500
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series
1996 A, 2.57%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (c)(f)	2,975	2,975
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01
177, 2.41% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(g)	17,000	17,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.):
Series 2002 A, 2.55%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	6,250	6,250
Series 2002 B, 2.54%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	7,000	7,000
Indiana Health Facility Fing. Auth. Rev. Participating VRDN
Series PA 972, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,400	7,400
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series Clipper 05 12, 2.69% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)	14,092	14,092
Series Merlots 01 A2, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	1,155	1,155
Series Merlots 97 H, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	3,745	3,745
Series ROC II R99, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	3,680	3,680
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series MT 33, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,915	5,915
Series Putters 479, 2.53% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(g)	7,465	7,465
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 2.6%, LOC Fed.
Home Ln. Bank, Cincinnati, VRDN (c)(f)	9,968	9,968
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 2.54%, LOC Fed. Home Ln. Bank,
Cincinnati, VRDN (c)(f)	6,300	6,300
(US LLC Proj.) Series 1996, 2.65%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	400	400

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 150, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$7,170	$7,170
Series MT 39, 2.57% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)	14,580	14,580
IPS Multi-School Bldg. Corp. Participating VRDN Series PT
2297, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,675	5,675
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 2.79%, LOC
Huntington Nat’l. Bank, Columbus, VRDN (c)(f)	1,000	1,000
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.)
2.54%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,400	8,400
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series
1996, 2.6%, LOC Bank of America NA, VRDN (c)(f)	1,100	1,100
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 2.41%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	10,000	10,000
Series 1999 A, 2.41%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A,
2.41%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.)
2.62%, LOC Nat’l. City Bank, Indiana, VRDN (c)(f)	4,835	4,835
		204,430

Iowa 0.3%
Iowa Fin. Auth.:
Bonds Series 2005 C, 2.95%, tender 11/1/05 (Liquidity
Facility State Street Bank & Trust Co., Boston) (c)(f)	12,000	12,000
Participating VRDN:
Series 2003 L21J, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	9,140	9,140
Series LB 04 L33J, 2.62% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	12,075	12,075
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series
1999, 2.6%, LOC Bank of America NA, VRDN (c)(f)	2,500	2,500
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series BA 00 N, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	8,675	8,675

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Iowa – continued
Iowa Fin. Auth. Single Family Rev.: – continued
Participating VRDN:
Series ROC II R74, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	$2,870	$2,870
(Mtg. Backed Securities Prog.) Series 2004 G, 2.5%
(Liquidity Facility State Street Bank & Trust Co., Boston),
VRDN (c)(f)	4,500	4,500
		51,760

Kansas 0.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series
2000, 2.55%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN:
Series EGL 00 1601, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	5,000	5,000
Series EGL 04 1005, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	3,800	3,800
Kansas Dev. Fin. Auth. Multi-family Rev. (Summit Woods Proj.)
Series G1, 2.54%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A,
2.54%, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
Olathe Gen. Oblig. BAN Series A, 4% 6/1/06	24,470	24,680
Sedgwick & Shawnee Counties Participating VRDN Series PT
674, 2.58% (Liquidity Facility Svenska Handelsbanken
AB) (c)(f)(g)	1,935	1,935
Wichita Hosp. Rev. Participating VRDN Series MT 64, 2.53%
(Liquidity Facility Svenska Handelsbanken AB) (c)(g)	7,180	7,180
		80,495

Kentucky 0.9%
Carroll County Solid Waste Disp. Rev. (North American
Stainless LP Proj.) Series 2000, 2.55%, LOC JPMorgan
Chase Bank, VRDN (c)(f)	10,000	10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue
Co. Proj.) 2.43% (Kimberly-Clark Corp. Guaranteed),
VRDN (c)(f)	4,000	4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper
Co. Proj.):
Series 1993 A, 2.43% (Kimberly-Clark Corp. Guaranteed),
VRDN (c)(f)	24,050	24,050
Series 1993 B, 2.43% (Kimberly-Clark Corp. Guaranteed),
VRDN (c)(f)	8,900	8,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.)
Series 1997, 2.45%, LOC Wachovia Bank NA, VRDN (c)(f) .	5,000	5,000

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kentucky – continued
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co.
Proj.) 2.62%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$100	$100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.)
Series 1996, 2.65%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	1,110	1,110
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec.
Co. Proj.) Series 1992 A, 2.72% tender 9/6/05, CP mode .	5,000	5,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	5,475	5,475
Series PT 490, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	6,245	6,245
Series PT 521, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs.,
Inc. Proj.) Series 2000, 2.55%, LOC Bank of America NA,
VRDN (c)(f)	5,000	5,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series 03
L49J, 2.53% (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(f)(g)	3,745	3,745
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating
VRDN Series PT 740, 2.58% (Liquidity Facility Lloyds TSB
Bank PLC) (c)(f)(g)	4,000	4,000
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.)
Series 2000, 2.59%, LOC U.S. Bank NA, Minnesota,
VRDN (c)(f)	6,000	6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of
Kentucky LLC Proj.) 2.59%, LOC Wachovia Bank NA,
VRDN (c)(f)	7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky
LLC Proj.) 2.59%, LOC Wachovia Bank NA, VRDN (c)(f)	7,450	7,450
Louisville & Jefferson County Swr. District Rev. Participating
VRDN Series EGL 99 1701, 2.53% (Liquidity Facility
Citibank NA, New York) (c)(g)	6,115	6,115
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop.
Proj.):
Series 1984 B1, 2.65% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	17,350	17,350
Series 1984 B2, 2.65% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	11,230	11,230

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kentucky – continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop.
Proj.): – continued
Series 1984 B3, 2.65% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	$9,570	$9,570
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of
America Proj.) 2.62%, LOC Fifth Third Bank, Cincinnati,
VRDN (c)(f)	2,385	2,385
		156,270

Louisiana – 2.3%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev.
Participating VRDN:
Series MS 973, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	54,210	54,210
Series MS 996, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	9,995	9,995
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax
Participating VRDN Series ROC II R4038, 2.53% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	8,125	8,125
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999,
2.55%, VRDN (c)(f)	7,500	7,500
Lafayette Utils. Rev. Participating VRDN:
Series Merlots B23, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	14,000	14,000
Series PT 2323, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,235	5,235
Lake Charles Hbr. & Term. District Dock & Wharf Rev.
(Conoco, Inc. Proj.) 2.5%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	14,400	14,400
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 7050038, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	4,350	4,350
Series ROC II R7009, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	16,000	16,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 99 A52, 2.68% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)	3,290	3,290
Series MS 1066, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	11,400	11,400
Series PT 516, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	4,080	4,080
Series ROC II R351, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	5,350	5,350

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Louisiana – continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev.: – continued
Participating VRDN Series Clipper 05 11, 2.64% (Liquidity
Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	$5,132	$5,132
Louisiana Pub. Facilities Auth. Rev. Participating VRDN
Series MT 46, 2.53% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	7,995	7,995
New Orleans Aviation Board Rev. Series 1997 A, 2.55%
(MBIA Insured), VRDN (c)(f)	19,785	19,785
New Orleans Fin. Auth. Single Family Mortgage Rev.
Participating VRDN:
Series MS 1137, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	22,135	22,135
Series MS 857, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	22,135	22,135
New Orleans Gen. Oblig. Participating VRDN Series EGL 00
1801, 2.53% (Liquidity Facility Citibank NA, New
York) (c)(g)	5,790	5,790
New Orleans Indl. Dev. Board Multi-family Hsg. Rev. (LGD
Rental I Proj.) 2.54%, LOC Wachovia Bank NA, VRDN (c)(f)	6,500	6,500
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.)
Series 1994, 2.44%, VRDN (c)(f)	21,050	21,050
Port New Orleans Board Commerce Rev. 2.55%, LOC BNP
Paribas SA, VRDN (c)(f)	9,855	9,855
South Louisiana Port Commission Port Facilities Rev. (Holnam,
Inc. Proj.) 2.45%, LOC Wachovia Bank NA, VRDN (c)(f)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 2.8% tender
10/17/05, CP mode	16,200	16,200
(Dow Chemical Co. Proj.):
Series 1993, 2.55%, VRDN (c)(f)	15,000	15,000
Series 1994 A, 2.55%, VRDN (c)(f)	8,200	8,200
Series 1994 B, 2.45%, VRDN (c)	8,900	8,900
Series 1995, 2.55%, VRDN (c)(f)	43,600	43,600
		382,812

Maine – 0.6%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 12, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	3,330	3,330
Series MT 3, 2.58% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)(g)	21,160	21,160
Series MT 6, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	12,495	12,495

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Maine – continued
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN: -
continued
Series MT 77, 2.58% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)(g)	$8,665	$8,665
Series PT 2336, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	2,160	2,160
Series PT 2352, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,950	4,950
Series PT 2487, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,790	5,790
Maine Hsg. Auth. Mtg. Purchase Rev.:
Participating VRDN Series BA 99 P, 2.64% (Liquidity Facility
Bank of America NA) (c)(f)(g)	13,295	13,295
Series 2003 E1, 2.54% (AMBAC Insured), VRDN (c)	10,000	10,000
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.)
Series 2000, 2.5%, LOC Bank of New York, New York,
VRDN (c)(f)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00
1901, 2.53% (Liquidity Facility Citibank NA, New
York) (c)(g)	2,000	2,000
		92,845

Maryland 1.6%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas &
Elec. Co. Proj.) 2.58% tender 9/2/05, LOC Wachovia Bank
NA, CP mode (f)	35,000	35,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas
& Elec. Co. Proj.) Series 1985, 2.6% tender 9/9/05, LOC
Wachovia Bank NA, CP mode	21,100	21,100
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series
1992, 2.5%, LOC Danske Bank AS, VRDN (c)	2,000	2,000
Baltimore County Gen. Oblig. (Notre Dame Preparatory
School Proj.) 2.54%, LOC Manufacturers & Traders Trust
Co., VRDN (c)	6,750	6,750
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec.
Co. Proj.) Series 1985, 2.75% tender 9/23/05, LOC
Wachovia Bank NA, CP mode	26,805	26,805
Baltimore Rev. Participating VRDN Series SGA 20, 2.41%
(Liquidity Facility Societe Generale) (c)(g)	13,900	13,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev.:
Participating VRDN:
Series LB 04 L24, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	12,315	12,315

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Maryland – continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev.: – continued
Participating VRDN:
Series LB 04 L59J, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	$7,435	$7,435
Series LB 04 L75J, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	9,860	9,860
(Parlane Apts. Proj.) Series 2001 C, 2.41%, LOC Fannie
Mae, VRDN (c)(f)	1,400	1,400
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series
1996, 2.55%, LOC Bank of America NA, VRDN (c)(f)	1,800	1,800
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II
LLC Proj.) 2.54%, LOC Suntrust Bank, VRDN (c)(f)	1,700	1,700
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN
Series Floaters L9J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev.
(Comfort Link Proj.) 2.41%, LOC Suntrust Bank, VRDN (c)(f) .	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 867, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	20,000	20,000
Series SGA 143, 2.41% (Liquidity Facility Societe
Generale) (c)(g)	8,295	8,295
Series A, 2.8% 9/9/05 (Liquidity Facility Bank of America
NA), CP	12,465	12,465
Montgomery County Hsg. Opportunity Commission Single
Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	2,600	2,600
Series MT 88, 2.54% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	10,500	10,500
Northeast Maryland Waste Disp. Auth. Resource Recovery
Rev. Participating VRDN Series EGL 97 C2001, 2.53%
(Liquidity Facility Citibank NA, New York) (c)(g)	8,415	8,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.
Participating VRDN:
Series PT 766, 2.57% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	7,735	7,735
Series PT 842, 2.57% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)(g)	9,995	9,995
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41
Proj.) 2.59%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	645	645
		257,390

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – 2.8%
Detroit City School District Participating VRDN:
Series BA 02 H, 2.57% (Liquidity Facility Bank of America
NA) (c)(g)	$4,620	$4,620
Series EGL 7050072, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	21,200	21,200
Series EGL 720050065, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	9,900	9,900
Series ROC II R4004, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	4,755	4,755
Detroit Gen. Oblig. Participating VRDN Series EGL 04 1006
Class A, 2.53% (Liquidity Facility Citibank NA) (c)(g)	8,910	8,910
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 2.53% (Liquidity Facility ABN-AMRO Bank
NV) (c)(g)	14,420	14,420
Series EGL 72005001, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	7,365	7,365
Series Merlots 00 I, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	3,200	3,200
Series Merlots 04 B2, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	9,300	9,300
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	6,995	6,995
Series Putters 200, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	4,100	4,100
Series Putters 345, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	8,495	8,495
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202,
2.53% (Liquidity Facility Citibank NA, New York) (c)(g)	12,520	12,520
Fitzgerald Pub. School District Participating VRDN Series
Putters 561, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	1,000	1,000
Kentwood Pub. Schools Participating VRDN Series EGL 03 24,
2.53% (Liquidity Facility Citibank NA, New York) (c)(g)	9,585	9,585
Lakeview School District Calhoun County Participating VRDN
Series PT 1624, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,215	7,215
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen.
Hosp. Proj.) Series 2003 A1, 2.44%, LOC Comerica Bank,
Detroit, VRDN (c)	14,720	14,720
Michigan Bldg. Auth. Rev. Participating VRDN:
Series LB 03 L34J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(g)	10,645	10,645

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Bldg. Auth. Rev. Participating VRDN: – continued
Series PT 1954, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	$8,625	$8,625
Michigan Gen. Oblig. Participating VRDN Series PT 2021,
2.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,435	4,435
Michigan Higher Ed. Student Ln. Auth. Rev. 2.39% (AMBAC
Insured), VRDN (c)(f)	9,000	9,000
Michigan Hosp. Fin. Auth. Hosp. Rev. Bonds Series PT 732,
2.95%, tender 7/20/06 (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)(h)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington
Place Apts. Proj.) Series 1999 A, 2.53%, LOC Bank of
America NA, VRDN (c)(f)	7,520	7,520
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2002 A,
2.5% (MBIA Insured), VRDN (c)(f)	6,200	6,200
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 2.5% (MBIA Insured), VRDN (c)(f)	6,200	6,200
Series 2002 A, 2.5% (MBIA Insured), VRDN (c)(f)	4,000	4,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series BA 02 F, 2.57% (Liquidity Facility Bank of America
NA) (c)(g)	4,995	4,995
Series EGL 00 2201, 2.53% (Liquidity Facility Citibank
NA, New York) (c)(g)	10,110	10,110
Series MS 718, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	17,169	17,169
RAN Series 2005 B2, 4% 8/18/06, LOC JPMorgan Chase
Bank	135,700	137,069
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Fintex LLC Proj.) Series 2000, 2.66%, LOC Comerica Bank,
Detroit, VRDN (c)(f)	1,720	1,720
(Majestic Ind., Inc. Proj.) 2.66%, LOC Comerica Bank,
Detroit, VRDN (c)(f)	1,700	1,700
(Orchestra Place Renewal Proj.) Series 2000, 2.59%, LOC
ABN AMRO Bank NV, VRDN (c)	6,500	6,500
(YMCA Metropolitan Lansing Proj.) 2.6%, LOC Standard
Fed. Bank, VRDN (c)	9,900	9,900
Michigan Trunk Line Participating VRDN Series Floaters 01
569, 2.52% (Liquidity Facility Morgan Stanley) (c)(g)	8,450	8,450
Michigan Trunk Line Fund Participating VRDN:
Series Clipper 05 27, 2.61% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(g)	13,620	13,620
Series EGL 7050042 Class A, 2.53% (Liquidity Facility
Citibank NA) (c)(g)	7,660	7,660

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 720050029, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	$8,600	$8,600
Series Putters 836, 2.56% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)	7,610	7,610
Series Stars 132, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	20,845	20,845
		465,173

Minnesota 2.8%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr.
Assoc. Proj.) Series 1988 A, 2.65% tender 9/9/05 (Nat’l.
Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (f)	3,350	3,350
Bloomington Health Care Facilities Rev. Participating VRDN
Series FRRI 03 L1J, 2.48% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(g)	18,560	18,560
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 2.42%, LOC Lasalle
Bank NA, VRDN (c)(f)	7,195	7,195
(Regatta Commons Proj.) Series A, 2.42%, LOC Lasalle Bank
NA, VRDN (c)(f)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev.
Participating VRDN:
Series MT 60, 2.58% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	8,775	8,775
Series MT 61, 2.58% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	20,780	20,780
Series PT 2816, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	9,205	9,205
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series
2003 A1, 2.54%, LOC Fannie Mae, VRDN (c)(f)	4,325	4,325
Farmington Ind. School District #192 Participating VRDN
Series EGL 7050030 Class A, 2.53% (Liquidity Facility
Citibank NA) (c)(g)	23,380	23,380
Hennepin County Gen. Oblig. Series 1996 C, 2.6%,
VRDN (c)(f)	700	700
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone
Arch Apts. Proj.) 2.54%, LOC Lasalle Bank NA, VRDN (c)(f)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN:
Series MT 118, 2.58% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	21,000	21,000
Series MT 120, 2.54% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	24,570	24,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Minnesota – continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN:
Series PT 1442, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$5,240	$5,240
Series PT 1457, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5,205	5,205
Series PT 1459, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5,640	5,640
Series PT 2844, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	7,430	7,430
Series PT 2855, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,995	4,995
Series PT 735, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	5,225	5,225
Series Putters 1029, 2.53% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	5,040	5,040
Series Putters 941, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	4,140	4,140
Minneapolis Rev. Bonds 2.6%, tender 10/14/05 (c)	6,820	6,820
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719,
2.52% (Liquidity Facility Morgan Stanley) (c)(g)	36,500	36,500
Minnesota Hsg. Fin. Agcy.:
Bonds:
Series 2005 E, 2.95% 5/18/06 (f)	54,600	54,600
Series 2005 F, 2.95% 5/18/06 (f)	14,985	14,985
Participating VRDN:
Series LB 03 L28J, 2.58% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	9,100	9,100
Series LB 04 L23, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	7,485	7,485
Series Merlots 01 B3, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	1,960	1,960
Series G, 2.52% (Liquidity Facility Lloyds TSB Bank PLC),
VRDN (c)(f)	8,955	8,955
Minnesota School District Tax & Aid Anticipation Borrowing
Prog. Ctfs. of Prtn. TAN Series 2004 A, 3% 9/2/05	73,915	73,916
Rochester Health Care Facilities Rev. Bonds (Mayo
Foundation/Mayo Med. Ctr. Proj.):
Series 2000 A, 2.5% tender 9/9/05, CP mode	11,300	11,300
Series 2001 D:
2.5% tender 9/9/05, CP mode	4,500	4,500
2.75% tender 9/8/05, CP mode	15,000	15,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

44

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Minnesota – continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.
Series A, 2.55% 9/2/05 (Liquidity Facility Landesbank
Hessen-Thuringen), CP	$19,000	$19,000
Univ. of Minnesota Participating VRDN Series MS 01 648,
2.52% (Liquidity Facility Morgan Stanley) (c)(g)	2,500	2,500
		460,076

Mississippi – 1.0%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc.
Proj.) 2.55%, LOC JPMorgan Chase Bank, VRDN (c)(f)	20,300	20,300
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.)
Series 1997, 2.64%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	2,925	2,925
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 2.41%, LOC Fleet Nat’l. Bank, VRDN (c)(f)	5,000	5,000
Mississippi Gen. Oblig.:
Participating VRDN:
Series EGL 99 2401, 2.53% (Liquidity Facility Citibank
NA, New York) (c)(g)	10,900	10,900
Series Putters 138, 2.53% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	11,935	11,935
BAN Series A, 2.75% 10/1/05	12,915	12,915
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 2.62%, LOC
Southtrust Bank NA, VRDN (c)(f)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 2.62%, LOC
Southtrust Bank NA, VRDN (c)(f)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 2.62%, LOC
AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN
Series MS 989, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	72,124	72,124
		162,099

Missouri – 1.5%
Bi-State Dev. Agcy. Rev. Participating VRDN Series SG 175,
2.53% (Liquidity Facility Societe Generale) (c)(g)	18,000	18,000
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood
Apts. Proj.) 2.57%, LOC Fannie Mae, VRDN (c)(f)	13,000	13,000
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards
Apts. Proj.) 2.55%, LOC Fannie Mae, VRDN (c)(f)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas
City Air Cargo Svcs. Proj.) 2.57%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	7,300	7,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Missouri – continued
Kansas City Passenger Facilities Charge Rev. Participating
VRDN Series MT 17, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	$11,810	$11,810
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN
Series Merlots B38, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	9,340	9,340
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors
Manufacturing Corp. Proj.) Series 1999, 2.54%, LOC
WestLB AG, VRDN (c)(f)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 2.4% (Liquidity
Facility Wachovia Bank NA) (c)(g)	13,300	13,300
(Lutheran High School Assoc. Proj.) 2.65%, LOC U.S. Bank
NA, Minnesota, VRDN (c)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Participating VRDN:
Series MS 1049, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	8,140	8,140
Series Putters 362, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	10,815	10,815
(SSM Health Care Sys. Proj.) 2.36% (FGIC Insured),
VRDN (c)	20,000	20,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN
Series EGL 03 48, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	9,835	9,835
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.
Participating VRDN:
Series BA 02 K, 2.62% (Liquidity Facility Bank of America
NA) (c)(f)(g)	5,125	5,125
Series Clipper 05 14, 2.69% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)	10,322	10,322
Series FRRI 03 L5J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	7,125	7,125
Series FRRI A64, 2.68% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)	1,110	1,110
Series LB 04 L15, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	4,405	4,405
Series LB 04 L35J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	6,865	6,865
Series Merlots 01 A28, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	2,295	2,295
Series PT 2038, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,745	4,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Missouri – continued
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.
Participating VRDN: – continued
Series PT 2972, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$4,360	$4,360
Series Putters 224, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	2,415	2,415
Saint Charles County Indl. Dev. Auth. Multi-family Rev. (Peine
Lakes Apts. Proj.) 2.54%, LOC Wachovia Bank NA,
VRDN (c)(f)	2,150	2,150
Saint Louis Arpt. Rev. Participating VRDN Series PT 2993,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	17,755	17,755
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.)
Series 2003 A, 2.42%, LOC Fannie Mae, VRDN (c)(f)	13,250	13,250
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips
Historic Restoration Proj.):
Series 2001 A, 2.42%, LOC Lasalle Bank NA, VRDN (c)(f)	4,500	4,500
Series B, 2.42%, LOC Lasalle Bank NA, VRDN (c)(f)	15,500	15,500
		247,212

Montana 0.2%
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	4,795	4,795
Series LB 03 L33J, 2.58% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	18,235	18,235
Series LB 04 6, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	7,635	7,635
Series Merlots 02 A19, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	2,305	2,305
		32,970

Nebraska – 1.5%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) Series A, 2.55%, LOC Bank of America NA,
VRDN (c)(f)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 2.65% (MBIA Insured),
VRDN (c)(f)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 00 H, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	260	260
Series BA 98 J, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	14,995	14,995

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Investments continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nebraska – continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: – continued
Participating VRDN:
Series FRRI L31, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	$2,135	$2,135
Series Merlots 00 O, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	475	475
Series Merlots 00 UU, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	3,995	3,995
Series 2000 F, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	25,315	25,315
Series 2000 G, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	410	410
Series 2001 B, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	22,515	22,515
Series 2001 E, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	8,590	8,590
Series 2002 B, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	23,795	23,795
Series 2002 F:
2.5% (Liquidity Facility Fed. Home Ln. Bank Topeka),
VRDN (c)(f)	22,165	22,165
2.5% (Liquidity Facility Fed. Home Ln. Bank Topeka),
VRDN (c)(f)	2,415	2,415
Series 2003 B, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	15,295	15,295
Series 2003 E, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	9,780	9,780
Series 2004 B, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	11,850	11,850
Series 2004 G, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	10,000	10,000
Series 2005 B, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	16,000	16,000
Nebraska Pub. Pwr. District Rev. Participating VRDN Series
EGL 04 16 Class A, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	5,330	5,330
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10,
2.53% (Liquidity Facility Citibank NA) (c)(g)	5,065	5,065
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series ROC II R7008, 2.53% (Liquidity
Facility Citibank NA) (c)(g)	8,085	8,085

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Municipal Securities continued
	Principal	Value (Note 1)
Amount (000s)		(000s)
Nebraska – continued
Omaha Pub. Pwr. District Elec. Rev.: – continued
2.8% 9/15/05 (Liquidity Facility JPMorgan Chase Bank), CP $	10,000	$10,000
Omaha Spl. Oblig. Participating VRDN Series DB 125, 2.53%
(Liquidity Facility Deutsche Bank AG) (c)(g)	8,255	8,255
		245,025

Nevada 1.6%
Clark County Arpt. Rev.:
Participating VRDN:
Series EGL 720050024, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	17,205	17,205
Series MT 31, 2.57% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	11,590	11,590
Series PT 2358, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	5,215	5,215
Series Putters 498, 2.56% (Liquidity Facility PNC Bank
NA, Pittsburgh) (c)(f)(g)	21,275	21,275
Series Stars 137, 2.53% (Liquidity Facility BNP Paribas
SA) (c)(g)	15,490	15,490
Series 2004 B, 2.42% (XL Cap. Assurance, Inc. Insured),
VRDN (c)(f)	10,100	10,100
Series C, 2.45% (XL Cap. Assurance, Inc. Insured),
VRDN (c)(f)	37,900	37,900
Clark County Gen. Oblig.:
Participating VRDN Series Putters 996, 2.53% (Liquidity
Facility Dresdner Bank AG) (c)(g)	6,550	6,550
Series 2003 A, 2.7% 9/2/05, CP	15,300	15,300
Clark County Las Vegas-McCarran Int’l. Arpt. Passenger
Facility Charge Rev. Participating VRDN Series Stars 91,
2.57% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	4,795	4,795
Clark County School District Participating VRDN:
Series FRRI 02 D, 2.55% (Liquidity Facility Bank of New
York, New York) (c)(g)	5,910	5,910
Series PA 1220, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	13,425	13,425
Series PT 2406, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,915	5,915
Series PT 2555, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	10,980	10,980
Series PT 2565, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	10,235	10,235
Series ROC II R2184, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	14,585	14,585

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nevada – continued
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist,
Inc. Proj.) Series A, 2.62%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)(f)	$8,060	$8,060
Las Vegas Valley Wtr. District Participating VRDN Series PT
1672, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,310	5,310
Nevada Gen. Oblig. Participating VRDN Series SGB 31,
2.53% (Liquidity Facility Societe Generale) (c)(g)	23,100	23,100
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 2.45% (Liquidity
Facility Wachovia Bank NA) (c)(f)(g)	2,750	2,750
(Horizon Apt. Hsg. Proj.) Series 2000 A, 2.55%, LOC
Fannie Mae, VRDN (c)(f)	5,510	5,510
Series 2002 A, 2.55%, LOC Fannie Mae, VRDN (c)(f)	7,510	7,510
Reno-Tahoe Arpt. Auth. New Arpt. Rev. Participating VRDN
Series PT 3108, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,050	9,050
		267,760

New Hampshire – 1.2%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 3, 2.6% (Liquidity Facility State Street Bank &
Trust Co., Boston) (c)(f)(g)	53,441	53,441
Manchester Arpt. Rev. 2.5% (FGIC Insured), VRDN (c)(f)	34,570	34,570
Manchester School Facilities Rev. Participating VRDN Series BS
217, 2.41% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(g)	14,445	14,445
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New
England Pwr. Co. Proj.) Series 1990 A, 2.63% tender
9/6/05, CP mode (f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc.
Proj.) Series 1998, 2.6%, LOC HSBC Bank USA, VRDN (c)(f)	3,350	3,350
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza
Biologies, Inc. Proj.) 2.59%, LOC Deutsche Bank AG,
VRDN (c)(f)	20,000	20,000
New Hampshire Higher Edl. & Health Facilities Auth. Rev.
Participating VRDN Series MS 866, 2.53% (Liquidity Facility
Morgan Stanley) (c)(g)	22,000	22,000
New Hampshire Hsg. Fin. Auth. Single Family Rev.
Participating VRDN:
Series BA 01 B, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	2,050	2,050
Series Merlots 00 A29, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	2,405	2,405

See accompanying notes which are an integral part of the financial statements.

Annual Report

50

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Hampshire – continued
New Hampshire Hsg. Fin. Auth. Single Family Rev.
Participating VRDN: – continued
Series Merlots 00 B13, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	$655	$655
Series Merlots 01 A51, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	3,100	3,100
Series Merlots 97 F, 2.45% (Liquidity Facility Wachovia Bank
NA) (c)(f)(g)	2,395	2,395
Series PA 351, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	970	970
Series PT 348, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	955	955
Series Putters 357, 2.56% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)	10,455	10,455
		190,791

New Jersey – 0.8%
New Jersey Gen. Oblig. TRAN Series 2005 A, 4% 6/23/06 .	116,700	117,767
New Jersey Trans. Trust Fund Auth. Participating VRDN Series
EGL 720050001 Class A, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	17,500	17,500
		135,267

New Mexico – 0.2%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN
Series BA 04B, 2.53% (Liquidity Facility Bank of America
NA) (c)(g)	5,160	5,160
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing
Proj.) Series 1996, 2.42%, LOC U.S. Bank NA, Minnesota,
VRDN (c)(f)	1,785	1,785
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A,
2.72%, LOC Nat’l. City Bank, Indiana, VRDN (c)(f)	940	940
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 2.69% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)	11,500	11,500
Series FRRI 03 L15, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	6,410	6,410
Series Merlots 00 A9, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	1,450	1,450
Series Merlots 01 A37, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	6,420	6,420

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Mexico – continued
New Mexico Mtg. Fin. Auth. Participating VRDN: – continued
Series PA 118, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$445	$445
Series PT 225, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	6,955	6,955
		41,065

New York – 1.1%
Bank of New York Muni. Ctfs. trust various states Participating
VRDN Series BNY 02 3, 2.55% (Liquidity Facility Bank of
New York, New York) (c)(f)(g)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC
02 188, 2.41% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(g)	10,995	10,995
New York City Gen. Oblig. Participating VRDN Series ROC II
R251, 2.56% (Citigroup Global Markets Hldgs., Inc.
Guaranteed) (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(g)	38,200	38,200
New York State Dorm. Auth. Revs. Participating VRDN Series
PT 2646, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	32,630	32,630
New York State Hsg. Fin. Agcy. Rev. Series A, 2.35%, LOC
Landesbank Hessen-Thuringen, VRDN (c)	30,000	30,000
New York State Mtg. Agcy. Rev. Participating VRDN Series PA
410, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	3,650	3,650
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1997 2,
2.5% 9/1/05, CP	53,940	53,940
New York Transitional Fin. Auth. Rev. Bonds Series FRRI 01
N11, 2.6%, tender 9/14/05 (Liquidity Facility Bank of New
York, New York) (c)(g)(h)	10,000	10,000
		180,915

Non State Specific 0.9%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN:
Series Clipper 04 11, 2.64% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)	27,156	27,156
Series Clipper 05 18, 2.64% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)(g)	28,635	28,635
Series Clipper 05 19, 2.64% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)(g)	15,360	15,360
Series Clipper 05 7, 2.61% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(g)	17,100	17,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Non State Specific continued
Lehman Brothers Pooled Muni. Trust Receipts Participating
VRDN:
Series LB 04 L68J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	$22,445	$22,445
Series LB 05 L11, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	13,915	13,915
Series LB 05 LJ5, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	26,580	26,580
		151,191

North Carolina – 1.3%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev.
(Kroehler Furniture Proj.) Series 1998, 2.62%, LOC Nat’l.
City Bank, VRDN (c)(f)	2,700	2,700
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9,
2.57% (Liquidity Facility Citibank NA) (c)(f)(g)	3,000	3,000
Charlotte Wtr. & Swr. Sys. Rev. 2.8% 1/20/06 (Liquidity
Facility Wachovia Bank NA), CP	14,800	14,800
Columbus County Indl. Facilities & Poll. Cont. Rev.
(Conflandey, Inc. Proj.) 2.6%, LOC BNP Paribas SA,
VRDN (c)(f)	3,500	3,500
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.)
2.54%, LOC Suntrust Bank, VRDN (c)(f)	5,655	5,655
Forsyth County Ctfs. of Prtn. Participating VRDN:
Series ROC II R7010, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	16,215	16,215
Series ROC II R7529, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	10,855	10,855
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.
(Duke Energy Corp. Proj.) Series 1999, 2.56%, VRDN (c)(f) .	1,200	1,200
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev.
(American Coating Technologies Proj.) 2.7%, LOC
Huntington Nat’l. Bank, Columbus, VRDN (c)(f)	3,650	3,650
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones
Lumber Co. Proj.) Series 2000, 2.54%, LOC Wachovia Bank
NA, VRDN (c)(f)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series PT
1962, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,430	5,430
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN:
Series Clipper 05 8, 2.57% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)	25,300	25,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Carolina – continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN: – continued
Series FRRI 02 L7, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	$5,150	$5,150
Series FRRI 03 L17, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	2,100	2,100
North Carolina Med. Care Commission Rev. Participating
VRDN Series ROC II R296, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	3,000	3,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.
Participating VRDN Series Putters 341, 2.53% (Liquidity
Facility JPMorgan Chase & Co.) (c)(g)	13,415	13,415
Piedmont Triad Arpt. Auth. Series B, 2.55% (XL Cap.
Assurance, Inc. Insured), VRDN (c)(f)	11,500	11,500
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int’l.
Maintenance Corp. Proj.) Series 1989, 2.7%, LOC Citibank
NA, New York, VRDN (c)(f)	6,900	6,900
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth.
Rev.:
(New Generation Corp. Proj.) Series 1999, 2.54%, LOC
Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
(Pine Brick Co., Inc. Proj.) Series 2000, 2.54%, LOC
Wachovia Bank NA, VRDN (c)(f)	7,300	7,300
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir.
Facilities Rev. (Sampson County Disp., Inc. Proj.) 2.54%,
LOC Wachovia Bank NA, VRDN (c)(f)	34,355	34,355
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev.
Rev. (Greiner Vacuette NA Proj.) 2.54%, LOC Wachovia
Bank NA, VRDN (c)(f)	7,500	7,500
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.
(Rock Tenn Converting Corp. Proj.) 2.54%, LOC Suntrust
Bank, VRDN (c)(f)	2,750	2,750
Univ. Sys. Pool Rev. Participating VRDN Series PT 1614,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,030	9,030
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park
Apt. Proj.) Series 2001 A, 2.41%, LOC Suntrust Bank,
VRDN (c)(f)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev.
Rev. (Carolina Indl. LLC Proj.) Series 1997, 2.66%, LOC
Harris NA, VRDN (c)(f)	1,650	1,650
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates
Proj.) Series 1999, 2.54%, LOC Suntrust Bank, VRDN (c)(f) .	5,400	5,400
		216,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

54

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Dakota 0.1%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series
1994 C, 2.65% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	$8,545	$8,545
Ohio – 1.3%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 2.42% (Liquidity Facility Sallie Mae),
VRDN (c)(f)	35,700	35,700
Series 1998 A2, 2.42% (Liquidity Facility Sallie Mae),
VRDN (c)(f)	34,200	34,200
Cincinnati Technical & Cmnty. College Gen. Receipts
Participating VRDN Series PT 02 1587, 2.52% (Liquidity
Facility Merrill Lynch & Co., Inc.) (c)(g)	6,480	6,480
Cuyahoga County Health Care Facilities Rev. (Althenheim
Proj.) 2.54%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,800	7,800
Delaware County Health Care Facilities (Willow Brook
Christian Cmnty. Proj.) Series 1999, 2.65%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (c)	5,800	5,800
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068,
2.53% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(g)	2,895	2,895
Ohio Higher Edl. Facility Commission Rev.:
2.5% 9/9/05 (Liquidity Facility JPMorgan Chase Bank), CP .	13,000	13,000
2.75% 9/8/05 (Liquidity Facility JPMorgan Chase Bank), CP	9,000	9,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 00 F, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	6,130	6,130
Series BA 00 Q, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	750	750
Series BA 98 B, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	20,300	20,300
Series BA 98 Q, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	20,395	20,395
Series BA 99 Q, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	825	825
Series LB 03 L46J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	4,915	4,915
Series PT 241, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,280	4,280
Series PT 582, 2.57% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)	3,100	3,100
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2.42%,
LOC Key Bank NA, VRDN (c)(f)	3,800	3,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: – continued
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 2.57%, LOC
Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	$2,400	$2,400
Ohio Solid Waste Rev. (BP Products NA, Inc. Proj.) 2.44% (BP
PLC Guaranteed), VRDN (c)(f)	20,700	20,700
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B,
2.48%, LOC Fleet Bank NA, VRDN (c)(f)	8,100	8,100
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co.
Proj.) Series 1997, 2.62%, LOC Standard Fed. Bank,
VRDN (c)(f)	800	800
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 2.51%,
LOC Key Bank NA, VRDN (c)(f)	2,200	2,200
		213,570

Oklahoma – 1.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04
3, 2.61% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (c)(f)(g)	24,500	24,500
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics
Corp. Proj.) Series 2000, 2.54%, LOC Wachovia Bank NA,
VRDN (c)(f)	7,100	7,100
Grand River Dam Auth. Rev. Participating VRDN Series PT
1953, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,995	9,995
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 2.54%,
LOC Suntrust Bank, VRDN (c)(f)	3,300	3,300
Muskogee Med. Ctr. Auth. Rev. 2.55%, LOC Bank of America
NA, VRDN (c)	7,400	7,400
Oklahoma City Gen. Oblig. Participating VRDN Series Putters
743, 2.53% (Liquidity Facility JPMorgan Chase Bank) (c)(g) .	2,595	2,595
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 2.42%, tender
12/1/05 (c)(f)	10,000	10,000
(ConocoPhillips Co. Proj.) 2.41%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	3,000	3,000
(Shawnee Fdg. LP Proj.) Series 1996, 2.54%, LOC Bank of
Nova Scotia, VRDN (c)(f)	3,100	3,100
Oklahoma Gen. Oblig. Participating VRDN Series PT 1879,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,620	9,620
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.
Participating VRDN:
Series LB 03 L29J, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	6,100	6,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oklahoma – continued
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.
Participating VRDN: – continued
Series LB 99 A5, 2.68% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)	$2,135	$2,135
Series PT 167, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	1,380	1,380
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 2.39% (MBIA Insured), VRDN (c)(f)	22,125	22,125
Series 2003 A2, 2.39% (MBIA Insured), VRDN (c)(f)	24,000	24,000
Series A, 2.39% (MBIA Insured), VRDN (c)(f)	10,000	10,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN:
Series MS 01 582, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	14,100	14,100
Series MS 1068, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	5,870	5,870
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind.,
Inc./Southwest Aeroservices Proj.) Series 1998, 2.6%, LOC
Bank of America NA, VRDN (c)(f)	2,200	2,200
Tulsa Int’l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 2.69% (Liquidity Facility Bank of America
NA) (c)(f)(g)	9,485	9,485
Series BA 97 B2, 2.64% (Liquidity Facility Bank of America
NA) (c)(g)	7,000	7,000
		185,005

Oregon – 0.6%
Clackamus County School District #7J Participating VRDN
Series PT 3066, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,525	9,525
Multnomah County Hosp. Facilities Auth. Rev. Participating
VRDN Series PA 1257, 2.54% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)(g)	5,000	5,000
Oregon Dept. Administrative Services Participating VRDN
Series EGL 04 2011, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	4,500	4,500
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co.
Proj.) Series 205, 2.62%, LOC Nat’l. City Bank, PA,
VRDN (c)(f)	4,585	4,585
Oregon Gen. Oblig. Participating VRDN Series ROC II R6001,
2.53% (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating
VRDN Series Merlots 01 B5, 2.45% (Liquidity Facility
Wachovia Bank NA) (c)(f)(g)	6,615	6,615

See accompanying notes which are an integral part of the financial statements.

57		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oregon – continued
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI
03 F4J, 2.58% (Lehman Brothers Hldgs., Inc. Guaranteed)
(Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	$11,750	$11,750
Port of Portland Arpt. Rev. Participating VRDN Series PT 683,
2.57% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	10,690	10,690
Portland Cmnty. College District Participating VRDN:
Series PT 3001, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	18,950	18,950
Series ROC II R5040, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	11,900	11,900
Portland Hsg. Auth. Rev.:
(New Columbia – Cecelia Proj.) 2.55%, LOC Bank of
America NA, VRDN (c)(f)	200	200
(New Columbia – Trouton Proj.) 2.55%, LOC Bank of
America NA, VRDN (c)(f)	12,365	12,365
		101,030

Pennsylvania – 4.6%
Allegheny County Arpt. Rev. Participating VRDN Series PA
567, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	10,905	10,905
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762,
2.85%, tender 6/15/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)(h)	36,315	36,315
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 2.6%, VRDN (c)	40,400	40,400
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American
Wtr. Cap. Corp. Proj.) Series 1996, 2.63% tender 9/19/05,
CP mode (f)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating
VRDN Series PA 1139, 2.54% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)(f)(g)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 2.52%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (c)(f)	70,300	70,300
Series 1998 A2, 2.57%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (c)(f)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc.
Proj.) Series 1997, 2.64%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	2,675	2,675
Harrisburg Auth. Wtr. Rev. Series A, 2.54% (FGIC Insured),
VRDN (c)	11,200	11,200
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc.
Proj.) 2.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,000	3,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

58

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Montgomery Higher Ed. & Health Auth. Hosp. Rev.
Participating VRDN Series MSTC 98 31 Class A, 2.43%
(Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	$11,925	$11,925
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 2.8% tender 9/7/05, CP mode (f)	18,250	18,250
Series 1991, 2.78% tender 11/3/05, CP mode (f)	15,450	15,450
(Binney & Smith, Inc. Proj.) Series 1997 A, 2.42%, LOC
JPMorgan Chase Bank, VRDN (c)(f)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.
(Merck & Co. Proj.) Series 2000, 2.56%, VRDN (c)(f)	17,000	17,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3,
2.59%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	125	125
Series 1994 B3, 2.59%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	800	800
Series 1996 D5, 2.59%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	1,800	1,800
Series 1997 B1, 2.59%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	1,000	1,000
Series 1997 B4, 2.59%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	1,000	1,000
Series 1997 B6, 2.59%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	400	400
Series 1997 B8, 2.59%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	700	700
Series 1997 B9, 2.59%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	600	600
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev.
(Sunoco, Inc. (R&M) Proj.):
Series A, 2.715% (Sunoco, Inc. Guaranteed), VRDN (c)(f)	8,400	8,400
Series B, 2.54% (Sunoco, Inc. Guaranteed), VRDN (c)(f)	6,900	6,900
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 512, 2.53% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(g)	13,965	13,965
Series Putters 939, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	8,300	8,300
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 C, 2.41%, LOC Sallie Mae, VRDN (c)(f)	9,450	9,450
Series 1997 A, 2.45% (AMBAC Insured), VRDN (c)(f)	18,600	18,600
Series 2000 A, 2.45% (AMBAC Insured), VRDN (c)(f)	21,800	21,800
Series 2001 B, 2.54% (FSA Insured), VRDN (c)(f)	31,200	31,200
Series 2002 B, 2.55% (FSA Insured), VRDN (c)(f)	47,200	47,200

See accompanying notes which are an integral part of the financial statements.

59 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.: -
continued
Series A:
2.45% (AMBAC Insured), VRDN (c)(f)	$20,000	$20,000
2.55% (FSA Insured), VRDN (c)(f)	69,800	69,800
Series A1, 2.45% (AMBAC Insured), VRDN (c)(f)	35,400	35,400
2.41% (AMBAC Insured), VRDN (c)(f)	54,600	54,600
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev.
Participating VRDN Series MT 42, 2.55% (Liquidity Facility
Lloyds TSB Bank PLC) (c)(g)	15,000	15,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 04 L80, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	6,370	6,370
Series PA 1235, 2.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	3,800	3,800
Series PT 2068, 2.56% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	9,920	9,920
Series PT 2190, 2.56% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	10,120	10,120
Series PT 890, 2.56% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	22,600	22,600
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Participating VRDN Series Putters 366Z, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118,
2.57% (Liquidity Facility Societe Generale) (c)(f)(g)	9,715	9,715
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN
Series PA 882, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	3,795	3,795
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB
134, 2.54% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	6,815	6,815
Philadelphia School District Participating VRDN Series EGL
7050036, 2.53% (Liquidity Facility Citibank NA) (c)(g)	10,820	10,820
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 2.56% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)(g)	18,600	18,600
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN Series MS 01 752, 2.52% (Liquidity
Facility Morgan Stanley) (c)(g)	3,715	3,715
		753,135

Rhode Island – 0.2%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series
2004 A, 2.37% (MBIA Insured), VRDN (c)	20,600	20,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Rhode Island – continued
Rhode Island Econ. Dev. Corp. Participating VRDN:
Series PT 2954, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$2,255	$2,255
Series Putters 971, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)	1,740	1,740
Rhode Island Hsg. & Mtg. Fin. Corp. Bonds Series 41C,
3.375% 11/1/05 (f)	13,480	13,496
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp.
Proj.) 2.55%, LOC Fleet Bank NA, VRDN (c)(f)	2,400	2,400
		40,491

South Carolina – 1.9%
Berkeley County School District Participating VRDN Series
MSCO 01 656, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	8,618	8,618
Charleston County School District Participating VRDN Series PT
2100, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	13,745	13,745
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A,
2.43%, VRDN (c)(f)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.)
Series 1994, 2.54%, LOC Wachovia Bank NA, VRDN (c)(f) .	6,650	6,650
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev.
Participating VRDN Series PT 2549, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	6,230	6,230
Greer Combined Util. Sys. Rev. Participating VRDN Series
Merlots 02 A30, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	3,760	3,760
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating
VRDN Series Austin 05 A, 2.54% (Liquidity Facility Bank of
America NA) (c)(g)	36,465	36,465
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 2.44%, VRDN (c)	16,000	16,000
Orangeburg County Solid Waste Disp. Facilities Rev.
Participating VRDN Series Merlots 97 B, 2.45% (Liquidity
Facility Wachovia Bank NA) (c)(f)(g)	8,825	8,825
Richland County School District #2 Participating VRDN Series
PT 1646, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	18,060	18,060
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating
VRDN:
Series BA 01 L, 2.64% (Liquidity Facility Bank of America
NA) (c)(f)(g)	2,705	2,705
Series PA 1072, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	5,370	5,370

See accompanying notes which are an integral part of the financial statements.

61 Annual Report

Investments continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating
VRDN: – continued
Series PT 326, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	$13,995	$13,995
Series ROC II R398, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	2,095	2,095
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 2.41%, LOC Suntrust Bank,
VRDN (c)(f)	3,000	3,000
(City Heights Apt. Proj.) Series 2000 A1, 2.54%, LOC
Suntrust Bank, VRDN (c)(f)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 2.54%,
LOC Suntrust Bank, VRDN (c)(f)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 2.59%, LOC Bayerische Landesbank
Girozentrale, VRDN (c)(f)	2,100	2,100
(Carolina Ceramics LLC Proj.) 2.54%, LOC Wachovia Bank
NA, VRDN (c)(f)	4,000	4,000
(Carolinas Recycling Group Proj.) Series 2001, 2.54%, LOC
Wachovia Bank NA, VRDN (c)(f)	4,200	4,200
(Chambers Richland Co. Landfill Proj.) Series 1997, 2.54%,
LOC Suntrust Bank, VRDN (c)(f)	9,000	9,000
(Keys Printing Co. Proj.) 2.64%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	1,700	1,700
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 2.59%, LOC Wachovia Bank NA,
VRDN (c)(f)	1,100	1,100
Series 1997 B, 2.59%, LOC Wachovia Bank NA,
VRDN (c)(f)	1,800	1,800
Series C, 2.59%, LOC Wachovia Bank NA, VRDN (c)(f)	6,225	6,225
(Ring Missouri LP Proj.) Series 1999, 2.54%, LOC Suntrust
Bank, VRDN (c)(f)	3,600	3,600
(Turnils North America Proj.) Series 1999, 2.42%, LOC
Wachovia Bank NA, VRDN (c)(f)	4,700	4,700
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A,
2.41%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 2.5%
(FSA Insured), VRDN (c)(f)	25,000	25,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 04 17, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	7,660	7,660
Series Merlots 00 L, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	6,500	6,500

See accompanying notes which are an integral part of the financial statements.

Annual Report

62

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN: -
continued
Series Merlots B6, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	$9,870	$9,870
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN:
Series MS 728, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	12,500	12,500
Series PT 2304, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	12,790	12,790
Series PT 2306, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,180	5,180
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.)
2.7% tender 10/4/05, CP mode	26,000	26,000
		306,123

South Dakota 0.4%
South Dakota Hsg. Dev. Auth.:
Participating VRDN Series Clipper 05 9, 2.69% (Liquidity
Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	15,810	15,810
(Harmony Heights Proj.) Series 2001, 2.65%, LOC Fannie
Mae, VRDN (c)(f)	6,500	6,500
Series 2005 G, 2.45% (Liquidity Facility DEPFA BANK PLC),
VRDN (c)(f)	8,300	8,300
2.55% (Liquidity Facility Landesbank Hessen-Thuringen),
VRDN (c)(f)	10,000	10,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating
VRDN:
Series MT 104, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,220	9,220
Series PT 888, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,340	5,340
Series PT 889, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	1,800	1,800
Series PT 907, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	7,320	7,320
Series PT 957, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,630	4,630
		68,920

Tennessee – 1.6%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int’l.,
Inc. Proj.) 2.55%, LOC JPMorgan Chase Bank, VRDN (c)(f) .	4,500	4,500

See accompanying notes which are an integral part of the financial statements.

63 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Tennessee – continued
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar
Products, Inc. Proj.) 2.64%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	$1,300	$1,300
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel
Corp. Proj.) Series 1995, 2.55%, LOC Bank of America NA,
VRDN (c)(f)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN
Series PT 922, 2.56% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(g)	23,000	23,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 2.59%,
LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev.
(Kimberly Clark Corp. Proj.) 2.43%, VRDN (c)(f)	11,600	11,600
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities
Rev. (Bowater, Inc. Proj.) Series 1999, 2.54%, LOC
Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
Memphis Elec. Sys. Rev. Participating VRDN:
Series Putters 377, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	14,000	14,000
Series Putters 378, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	17,865	17,865
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating
VRDN:
Series Merlots 00 C, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	22,000	22,000
Series PT 706, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5,525	5,525
Series PT 718, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Participating
VRDN Series ROC II R371, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	6,165	6,165
Metropolitan Govt. Nashville & Davidson County Health & Edl.
Facilities Board Rev. 2.8% 9/16/05, CP	10,000	10,000
Metropolitan Nashville Arpt. Auth. Passenger Fac. Charge Rev.
2.41%, LOC Suntrust Bank, VRDN (c)(f)	10,400	10,400
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive
Prod. Proj.) 2.59%, LOC Landesbank Baden-Wuert,
VRDN (c)(f)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless
Proj.) 2.55%, LOC Lasalle Bank NA, VRDN (c)(f)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 2.56%
(AMBAC Insured), VRDN (c)(f)	16,870	16,870

See accompanying notes which are an integral part of the financial statements.

Annual Report 64

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Tennessee – continued
Shelby County Gen. Oblig. Participating VRDN:
Series EGL 00 4201, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	$16,045	$16,045
Series EGL 01 4202, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	15,550	15,550
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing
Proj.) 2.54%, LOC Suntrust Bank, VRDN (c)(f)	1,000	1,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 2.62% (Liquidity Facility Bank of America
NA) (c)(f)(g)	3,225	3,225
Series FRRI 02 L13, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	5,860	5,860
Series LB L32J, 2.58% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	4,500	4,500
Series Merlots 05 C3, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	6,005	6,005
Tennessee School Board Auth. Participating VRDN Series PT
3025, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,710	9,710
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas
Group LLC Proj.) Series 2001, 2.41%, LOC Bank of America
NA, VRDN (c)(f)	5,000	5,000
		263,115

Texas 15.2%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J,
2.45% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	21,805	21,805
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01
4302, 2.53% (Liquidity Facility Citibank NA, New
York) (c)(g)	9,300	9,300
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V,
2.57% (Liquidity Facility Bank of America NA) (c)(g)	6,750	6,750
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	10,195	10,195
Series Merlots 00 LLL, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	7,135	7,135
Series Merlots 01 A63, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	6,415	6,415
Series Merlots 02 A1, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	2,065	2,065
Series ROC II R6029, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	4,990	4,990

See accompanying notes which are an integral part of the financial statements.

65		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN: -
continued
Series ROC II R7014, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	$6,375	$6,375
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs
Rehabilitation Proj.) Series 1997, 2.55%, LOC JPMorgan
Chase Bank, VRDN (c)	3,400	3,400
Bexar County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Rosemont at Acme Apts. Proj.) 2.57%, LOC Wachovia Bank NA,
VRDN (c)(f)	6,750	6,750
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN:
Series MS 1023, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	8,000	8,000
Series SG B55, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	26,000	26,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) 2.41%, LOC Wachovia Bank
NA, VRDN (c)(f)	57,700	57,700
(Texas Utils. Energy Co. Proj.) Series A, 2.45%, LOC
Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev.:
(Dow Chemical Co. Proj.) Series A2, 2.55%, VRDN (c)(f)	9,500	9,500
(JT Venture Proj.) Series 1998, 2.44%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	25,000	25,000
(Merey Sweeny LP Proj.) Series 2000 A, 2.44%, LOC
JPMorgan Chase Bank, VRDN (c)(f)	3,600	3,600
Brazosport Independent School District Participating VRDN
Series PT 2315, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,350	5,350
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.)
Series 1997, 2.54%, LOC HSBC Bank USA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series ROC II
R4074, 2.53% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(g)	10,415	10,415
Burleson Gen. Oblig. Participating VRDN Series PT 2545,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,625	6,625
Calhoun County Navigation District Envir. Facilities Rev.
(Formosa Plastics Corp. Proj.) 2.54%, LOC Wachovia Bank
NA, VRDN (c)(f)	6,885	6,885
Calhoun County Navigation District Poll. Cont. Rev. (Formosa
Plastics Corp., Texas Proj.) 2.54%, LOC Wachovia Bank NA,
VRDN (c)(f)	10,000	10,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Calhoun County Navigation District Port Rev. (Formosa Plastics
Corp. Proj.) Series 2000, 2.55%, LOC Bank of America NA,
VRDN (c)(f)	$5,500	$5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics
Corp. Proj.):
Series 2000, 2.54%, LOC Wachovia Bank NA, VRDN (c)(f) .	22,100	22,100
2.54%, LOC Wachovia Bank NA, VRDN (c)(f)	22,100	22,100
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls
Vistas Apts. Proj.) 2.57%, LOC Fannie Mae, VRDN (c)(f)	3,000	3,000
Crowley Independent School District Participating VRDN Series
PT 3041, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	12,375	12,375
Cypress-Fairbanks Independent School District:
Bonds Series AAB 02 13, 2.42%, tender 9/7/05 (Liquidity
Facility ABN AMRO Bank NV) (c)(g)	9,940	9,940
Participating VRDN:
Series Merlots C16, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	4,990	4,990
Series PT 1649, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	990	990
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN Series PA 1195, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	5,265	5,265
Series 2001:
2.78% 9/15/05 (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), CP	20,000	20,000
2.9% 11/2/05 (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), CP	15,100	15,100
Dallas County Util. & Reclamation District Rev. Participating
VRDN Series PA 1136R, 2.53% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)(g)	6,575	6,575
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN:
Series EGL 03 20, 2.57% (Liquidity Facility Citibank NA,
New York) (c)(f)(g)	16,800	16,800
Series FRRI 02 L29J, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	12,735	12,735
Series Merlots 00 II, 2.45% (Liquidity Facility Wachovia Bank
NA) (c)(f)(g)	11,695	11,695
Series Merlots 02 A13, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	4,780	4,780
Series PT 2156, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	2,620	2,620

See accompanying notes which are an integral part of the financial statements.

67 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN: -
continued
Series PT 2318, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$5,625	$5,625
Series PT 682, 2.57% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)	9,005	9,005
Series Putters 1019, 2.56% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	2,035	2,035
Series Putters 201, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	18,245	18,245
Series Putters 202, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	23,220	23,220
Series Putters 350, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	7,140	7,140
Series Putters 353, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	7,220	7,220
Series Putters 354, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	5,000	5,000
Series Putters 355, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	7,995	7,995
Series Putters 778, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	4,015	4,015
Series RF 03 4, 2.64% (Liquidity Facility Bank of New York,
New York) (c)(f)(g)	17,310	17,310
2.57% (Liquidity Facility Citibank NA) (c)(f)(g)	3,000	3,000
Dallas Fort Worth Reg’l. Arpt. Rev. Participating VRDN Series
EGL 95 4301 Class A, 2.53% (Liquidity Facility Citibank
NA, New York) (c)(g)	24,435	24,435
Dallas Gen. Oblig. Participating VRDN Series Putters 598,
2.53% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	5,885	5,885
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 2.53% (Liquidity Facility
Citibank NA) (c)(g)	19,060	19,060
Series PT 2181, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,645	3,645
Denton County Gen. Oblig. Participating VRDN Series PT
2983, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	6,940	6,940
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	9,220	9,220
Series MS 01 635, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	15,210	15,210

See accompanying notes which are an integral part of the financial statements.

Annual Report 68

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Dripping Springs Independent School District Participating
VRDN Series PT 3107, 2.53% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(g)	$9,095	$9,095
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal
Blanchers LLC Proj.) 2.66%, LOC Harris NA, VRDN (c)(f)	4,200	4,200
Eagle Mountain & Saginaw Independent School District
Participating VRDN Series SGA 03 141, 2.41% (Liquidity
Facility Societe Generale) (c)(g)	6,000	6,000
Ector County Independent School District Participating VRDN
Series EGL 02 4301, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	4,120	4,120
El Paso Gen. Oblig.:
Series 2004 B, 2.6% 9/8/05, CP	20,000	20,000
2.51% 9/1/05, CP	43,800	43,800
Fort Bend County Hsg. Fin. Corp. Single Family Rev.
Participating VRDN Series FRRI 02 L14, 2.53% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	2,775	2,775
Frenship Independent School District Participating VRDN Series
PT 3036, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,990	5,990
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 2.53%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,085	16,085
Frisco Independent School District Participating VRDN Series
DB 157, 2.53% (Liquidity Facility Deutsche Bank AG) (c)(g) .	7,300	7,300
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 2.53%,
LOC JPMorgan Chase Bank, VRDN (c)(f)	1,500	1,500
Garland Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primerose at
Crist Apts. Proj.) 2.6%, LOC Wachovia Bank NA,
VRDN (c)(f)	6,900	6,900
Garland Independent School District Participating VRDN Series
ROC II R2213, 2.53% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(g)	5,360	5,360
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc.
Proj.) Series 1996, 2.65%, LOC Suntrust Bank, VRDN (c)(f) .	4,475	4,475
Granbury Independent School District Participating VRDN
Series PT 3080, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,665	7,665
Grapevine Gen. Oblig. Participating VRDN:
Series PT 3055, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,305	5,305
Series PT 3056, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,060	7,060
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds
Series 1993 B, 2.95%, tender 6/1/06, LOC State Street
Bank & Trust Co., Boston (a)(c)(f)	15,000	15,000
See accompanying notes which are an integral part of the financial statements.

69		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.)
Series 1997, 2.53%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	$3,280	$3,280
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo
Petroleum Corp. Proj.) Series 1999, 2.44%, LOC BNP
Paribas SA, VRDN (c)(f)	17,300	17,300
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo
Petroleum Corp. Proj.) 2.44%, LOC Royal Bank of Scotland
Plc, VRDN (c)(f)	50,000	50,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 2.43% (Air Products & Chemicals, Inc.
Guaranteed), VRDN (c)(f)	11,300	11,300
(BP Prods. North America, Inc. Proj.) 2.44%, VRDN (c)(f)	18,250	18,250
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series A, 2.55%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs Texas Die
Casting Proj.) 2.78%, LOC Fifth Third Bank, Cincinnati,
VRDN (c)(f)	5,150	5,150
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston
Music Hall-Hobby Ctr. Proj.) Series 1999, 2.55%, LOC
JPMorgan Chase Bank, VRDN (c)	4,900	4,900
Harris County Flood District Cont. Ctfs. of Prtn. Series F, 2.57%
9/1/05, LOC Landesbank Hessen-Thuringen, CP	7,300	7,300
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	20,600	20,600
Series PT 1623, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,995	5,995
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Baypointe Apts. Proj.) 2.48%, LOC Citibank NA,
VRDN (c)(f)	6,800	6,800
(Louetta Village Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(f)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 2.57%, LOC Fannie
Mae, VRDN (c)(f)	6,170	6,170
(Primrose at Bammel Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(f)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 2.54%, LOC Gen.
Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(f)	5,500	5,500

See accompanying notes which are an integral part of the financial statements.

Annual Report

70

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	$4,675	$4,675
Series MSTC 00 98, 2.41% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)	19,965	19,965
Series PT 1468, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	10,200	10,200
Series ROC II R40, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	10,125	10,125
Series ROC II R41, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	12,825	12,825
Houston Gen. Oblig.:
Participating VRDN:
Series EGL 04 1008 Class A, 2.53% (Liquidity Facility
Citibank NA) (c)(g)	10,000	10,000
Series PT 2974, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	7,470	7,470
Series E, 2.55% 9/6/05 (Liquidity Facility Bank of America
NA), CP	10,000	10,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 2.48%, LOC Citibank NA,
VRDN (c)(f)	5,000	5,000
(Little Nell Apts. Proj.) 2.57%, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(Mayfair Park Apts. Proj.) 2.57%, LOC Fannie Mae,
VRDN (c)(f)	3,000	3,000
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating
VRDN Series PT 631, 2.57% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)(g)	2,200	2,200
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of
Texas Guaranteed) (c)	54,500	54,500
Participating VRDN Series MT 83, 2.53% (Liquidity Facility
BNP Paribas SA) (c)(g)	6,745	6,745
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.)
Series 2003 A, 2.55%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	4,970	4,970
Houston Util. Sys. Rev. Participating VRDN:
Merlots 04 B17, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	4,680	4,680
ROC II R 4063, 2.53% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(g)	9,980	9,980
Series DB 108, 2.53% (Liquidity Facility Deutsche Bank
AG) (c)(g)	7,300	7,300

See accompanying notes which are an integral part of the financial statements.

71 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Houston Util. Sys. Rev. Participating VRDN: – continued
Series Merlots C13, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	$7,695	$7,695
Series TOC 04 A, 2.52% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	12,600	12,600
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	21,830	21,830
Series Merlots C20, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	3,275	3,275
Series SGB 24, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	6,840	6,840
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.)
2.43%, VRDN (c)(f)	6,300	6,300
Katy Independent School District Participating VRDN Series PT
1598, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,640	5,640
Keller Independent School District Participating VRDN Series
PT 3035, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	16,790	16,790
Lancaster Independent School District Participating VRDN
Series PA 1264, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	7,500	7,500
Laredo Int’l. Toll Bridge Rev. Participating VRDN Series PT
3106, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	6,875	6,875
Leander Independent School District Participating VRDN Series
Piper 2005 C, 2.59% (Liquidity Facility Bank of New York,
New York) (c)(g)	8,840	8,840
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	6,000	6,000
Series MSCO 01 577, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	7,915	7,915
Series PT 2004, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,765	5,765
Series PT 2270, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	16,310	16,310
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities
Rev. (Onyx Envir. Svcs. Proj.) 2.55%, LOC Fleet Nat’l. Bank,
VRDN (c)(f)	3,400	3,400
Lubbock Gen. Oblig. Participating VRDN Series ROC II
R4532, 2.53% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(g)	5,150	5,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
McAllen Independent School District Participating VRDN:
Seires SGB 61, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	$13,600	$13,600
Series PT 3082, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	11,860	11,860
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series
Putters 1064, 2.4% (Liquidity Facility JPMorgan Chase &
Co.) (c)(g)	5,920	5,920
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int’l. Corp. Proj.)
2.71%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Gen. Oblig. Participating VRDN Series PT
2339, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	6,925	6,925
Nacogdoches County Hosp. District Sales Tax Rev.
Participating VRDN Series Merlots 01 A59, 2.4% (Liquidity
Facility Wachovia Bank NA) (c)(g)	5,105	5,105
North Central Health Facilities Dev. Corp. Rev. Bonds (Dallas
Methodist Hosp. Proj.) Series 1998:
2.55% tender 9/6/05 (AMBAC Insured) (Liquidity Facility
Dexia Cr. Local de France), CP mode	7,000	7,000
2.9% tender 11/4/05 (AMBAC Insured) (Liquidity Facility
Dexia Cr. Local de France), CP mode	10,000	10,000
North East Texas Independent School District Participating
VRDN:
Series Putters 393, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	6,840	6,840
Series SG 143, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	13,000	13,000
Northside Independent School District Participating VRDN
Series PT 2254, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,370	5,370
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01
4307, 2.53% (Liquidity Facility Citibank NA, New
York) (c)(g)	9,500	9,500
Pearland Gen. Oblig. Participating VRDN Series PT 2364,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,780	5,780
Plano Independent School District:
Bonds 2.85%, tender 1/26/06 (Permanent School Fund of
Texas Guaranteed) (c)	16,115	16,115
Participating VRDN Series ROC II R2106, 2.53% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	6,485	6,485
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp.
Proj.) 2.55%, LOC JPMorgan Chase Bank, VRDN (c)	6,450	6,450

See accompanying notes which are an integral part of the financial statements.

73 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Port Arthur Navigation District Indl. Dev. Corp. Exempt
Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 2.45%
(Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	$8,300	$8,300
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo
Petroleum Corp. Proj.) Series 1998, 2.44%, LOC JPMorgan
Chase Bank, VRDN (c)(f)	19,200	19,200
Port of Port Arthur Navigation District Envir. Facilities Rev.
(Motiva Enterprises LLC Proj.) 2.46%, VRDN (c)(f)	50,630	50,630
Princeton Independent School District Participating VRDN
Series SGB 02 41A, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	3,500	3,500
Round Rock Independent School District Participating VRDN
Series EGL 050064, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	11,000	11,000
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,995	4,995
Series MT 29, 2.57% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	17,465	17,465
Series PT 2796, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	6,015	6,015
Series PT 924, 2.57% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)(g)	5,000	5,000
Series Putters 888, 2.56% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)	6,360	6,360
Series Stars 107, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	4,310	4,310
Series Stars 134, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	4,865	4,865
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series Merlots 01 A10, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	5,775	5,775
Series PT 1708, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	7,495	7,495
Series PT 2649, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	13,075	13,075
Series Putters 771, 2.53% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	8,140	8,140
Series SG 105, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	9,500	9,500
Series A:
2.57% 9/15/05, CP	7,500	7,500
2.78% 9/8/05, CP	22,000	22,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

74

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
San Antonio Gen. Oblig. Participating VRDN Series ROC II
R7519, 2.53% (Liquidity Facility Citibank NA) (c)(g)	$5,155	$5,155
San Antonio Independent School District Bonds Series AAB 01
28, 2.42%, tender 9/7/05 (Liquidity Facility ABN-AMRO
Bank NV) (c)(g)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN
Steel Proj.) Series 1998, 2.6%, LOC Bank of America NA,
VRDN (c)(f)	3,300	3,300
San Antonio Muni. Drainage Util. Sys. Rev. Participating
VRDN Series Putters 811T, 2.53% (Liquidity Facility
JPMorgan Chase Bank) (c)(g)	14,325	14,325
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series Merlots 00 VV, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	8,700	8,700
Series SG 02 159, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	22,500	22,500
Series 2001 A, 2.9% 11/2/05 (Liquidity Facility Bank of
America NA), CP	39,500	39,500
San Marcos Consolidated Independent School District
Participating VRDN Series PT 2284, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	8,755	8,755
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev.
Participating VRDN Series Merlots 00 BB, 2.4% (Liquidity
Facility Wachovia Bank NA) (c)(g)	7,885	7,885
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood
Care Proj.) Series 1998, 2.55%, LOC JPMorgan Chase
Bank, VRDN (c)	9,325	9,325
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.)
2.54%, LOC Wachovia Bank NA, VRDN (c)(f)	3,600	3,600
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating
VRDN Series LB 04 L2, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	6,130	6,130
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev.
Participating VRDN Series LB 05 L4J, 2.53% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	10,515	10,515
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series FRRI 02 L9, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	10,465	10,465
Series LB 04 L16, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	4,955	4,955
Series LB 04 L79, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	9,925	9,925

See accompanying notes which are an integral part of the financial statements.

75 Annual Report

Investments continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Texas continued
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.: -
continued
Participating VRDN:
Series ROC II R178, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)		$4,150	$4,150
Series 2004 B, 2.42% (FSA Insured), VRDN (c)(f)		15,300	15,300
Series 2004 D, 2.54% (FSA Insured), VRDN (c)(f)		5,800	5,800
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 2.57%, LOC Fannie Mae, VRDN (c)(f)		4,000	4,000
(Chisholm Trail Proj.) 2.57%, LOC Fannie Mae, VRDN (c)(f)	.	6,000	6,000
(Lafayette Village Apts. Proj.) 2.6%, LOC Bank of America
NA, VRDN (c)(f)		7,000	7,000
(Pinnacle Apts. Proj.) 2.57%, LOC Fannie Mae, VRDN (c)(f)	.	7,500	7,500
(Post Oak East Apts. Proj.) Series A, 2.57%, LOC Fannie
Mae, VRDN (c)(f)		8,000	8,000
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.) 2.5%, tender 9/1/05
(Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)		32,245	32,245
Participating VRDN:
Series FRRI 01 L41, 2.58% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		13,370	13,370
Series MACN 05 I, 2.53% (Liquidity Facility Bank of
America NA) (c)(g)		4,695	4,695
Series Merlots 00 QQ, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)		22,050	22,050
Series MT 109, 2.53% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)		5,475	5,475
Series PA 1063, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		8,995	8,995
Series PA 631R, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		7,600	7,600
Series PA 975, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		7,495	7,495
Series PT 1191, 2.58% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		1,645	1,645
Series PT 3049, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)		8,540	8,540
Series PT 524, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		5,635	5,635
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2, 2.41%, VRDN (c)(f)		20,565	20,565
Series A, 2.5% (Liquidity Facility State Street Bank & Trust
Co., Boston), VRDN (c)(f)		25,920	25,920
(Veterans Land Proj.) Series A, 2.41%, VRDN (c)(f)		30,525	30,525

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Texas Gen. Oblig.: – continued
TRAN 4.5% 8/31/06 (b)	$ 247,000	$250,584
Texas Pub. Fin. Auth. Series 2002 A, 2.7% 9/9/05 (Liquidity
Facility Texas Gen. Oblig.), CP	12,500	12,500
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series EGL 02
6004, 2.53% (Liquidity Facility Citibank NA, New
York) (c)(g)	12,650	12,650
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN
Series PZ 66, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,550	5,550
Town Ctr. Impt. District Sales & Hotel Occupancy Tax
Participating VRDN Series PA 884R, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	5,000	5,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.)
2.57%, LOC Fannie Mae, VRDN (c)(f)	6,700	6,700
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating
VRDN Series PT 833, 2.53% (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)	17,175	17,175
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 584, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series 2002 A, 2.55% 9/1/05 (Liquidity Facility Utmico), CP	11,000	11,000
Victory Street Pub. Facility Corp. Multi-family Hsg. Rev.
(Uvalde Ranch Apts. Proj.) 2.6%, LOC Bank of America NA,
VRDN (c)(f)	6,650	6,650
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,530	5,530
Ysleta Independent School District Participating VRDN Series
Putters 1039, 2.4% (Liquidity Facility JPMorgan Chase &
Co.) (c)(g)	8,900	8,900
		2,499,874

Utah 0.2%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev.
Participating VRDN Series ROC II R2202, 2.53% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	8,565	8,565
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN
Series EGL 96 C4402 Class A, 2.53% (Liquidity Facility
Citibank NA, New York) (c)(g)	4,170	4,170
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877,
2.53% (Liquidity Facility Landesbank Hessen Thuringen) (c)(g) .	9,990	9,990

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Utah – continued
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997,
2.51%, LOC Key Bank NA, VRDN (c)(f)	$370	$370
Utah Bldg. Ownership Auth. Lease Rev. Participating VRDN
Series Putters 536, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	10,365	10,365
		33,460

Vermont – 0.4%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating
VRDN Series Merlots 00 B7, 2.4% (Liquidity Facility
Wachovia Bank NA) (c)(g)	10,220	10,220
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	2,850	2,850
Series LB 04 L76, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	5,925	5,925
Series 17 A, 2.47% (FSA Insured), VRDN (c)(f)	7,500	7,500
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series
1990, 2.45%, LOC ABN AMRO Bank NV, VRDN (c)(f)	8,100	8,100
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ,
2.42% (AMBAC Insured), VRDN (c)(f)	30,000	30,000
		64,595

Virginia – 2.1%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev.
(Fairfield Village Square Proj.) Series A, 2.57%, LOC Fannie
Mae, VRDN (c)(f)	10,000	10,000
Arlington Co. Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of
Ballston Apartments) 2.42%, LOC Rbc Centura Bank Rocky,
VRDN (c)(f)	14,000	14,000
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia
Forge Co. Proj.) Series 1996, 2.66%, LOC Harris NA,
VRDN (c)(f)	1,165	1,165
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A, 2.55%, LOC JPMorgan
Chase Bank, VRDN (c)(f)	4,500	4,500
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN:
Series PT 2133, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	11,000	11,000
Series PT 886, 2.58% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(g)	13,600	13,600
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop
Sand & Gravel, Inc. Proj.) Series 2000, 2.54%, LOC
Wachovia Bank NA, VRDN (c)(f)	4,600	4,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

78

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series
ROC II R349, 2.53% (Liquidity Facility Citibank NA) (c)(g)	$5,000	$5,000
Frederick County Indl. Dev. Auth. Rev. (Nat’l. Wildlife
Federation Proj.) Series 1996, 2.55%, LOC Bank of America
NA, VRDN (c)(f)	6,810	6,810
Halifax County Indl. Dev. Auth. Exempt Facilities Rev.
Participating VRDN Series PA 1104, 2.56% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)(g)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.) Series 1992:
2.6% tender 9/9/05, CP mode (f)	10,000	10,000
2.75% tender 9/7/05, CP mode (f)	34,800	34,800
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of
Virginia Landfills, Inc. Proj.) Series 2000, 2.54%, LOC
Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.):
Series 1984:
2.52% tender 9/7/05, CP mode	3,400	3,400
2.77% tender 10/3/05, CP mode	2,400	2,400
2.78% tender 10/14/05, CP mode	4,000	4,000
Series 1987:
2.6% tender 9/9/05, CP mode	1,700	1,700
2.7% tender 9/7/05, CP mode	13,100	13,100
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating
VRDN Series ROC II R322, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	13,475	13,475
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility
Rev. (Metropolitan Machine Corp. Proj.) 2.54%, LOC
Wachovia Bank NA, VRDN (c)(f)	6,600	6,600
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.)
2.59%, LOC Wachovia Bank NA, VRDN (c)(f)	4,210	4,210
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev.
(Ocean Marine LLC Proj.) Series 2001 B, 2.59%, LOC
Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility
Rev. (Ocean Marine LLC Proj.) Series A, 2.54%, LOC
Wachovia Bank NA, VRDN (c)(f)	6,300	6,300
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co. Proj.) 2.6% tender 9/9/05, CP
mode	9,800	9,800
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp.
Proj.) Series 2000, 2.54%, LOC Wachovia Bank NA,
VRDN (c)(f)	8,540	8,540

See accompanying notes which are an integral part of the financial statements.

79		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Pulaski County Indl. Dev. Auth. Indl. Dev. Rev. (Pulaski
Furniture Proj.) 2.54%, LOC Wachovia Bank NA,
VRDN (c)(f)	$9,000	$9,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic
Waste Disp. Proj.) 2.59%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	10,000	10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03
30, 2.53% (Liquidity Facility Citibank NA, New York) (c)(g) .	3,300	3,300
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating
VRDN Series MS 01 721, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	23,300	23,300
Virginia Commonwealth Trans. Board Trans. Rev. Participating
VRDN:
Series EGL 99 4601, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	7,000	7,000
Series MS 01 727, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	6,000	6,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds Series A,
2.63%, tender 9/14/05 (c)(f)	73,100	73,100
Virginia Port Auth. Commonwealth Port Rev. Participating
VRDN Series DB 138, 2.56% (Liquidity Facility Deutsche
Bank AG) (c)(f)(g)	7,285	7,285
		346,230

Washington 4.3%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011
Class A, 2.53% (Liquidity Facility Citibank NA) (c)(g)	6,050	6,050
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	14,955	14,955
Series Merlots 01 B1, 2.45% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	6,990	6,990
Series PA 1047, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	8,995	8,995
Series PT 950, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	4,995	4,995
Clark County Pub. Util. District #1 Elec. Rev. Participating
VRDN Series Merlots 02 A3, 2.4% (Liquidity Facility
Wachovia Bank NA) (c)(g)	4,480	4,480
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev.
Participating VRDN Series PT 3062, 2.57% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)(g)	6,360	6,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

80

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	$5,280	$5,280
Series PT 2960, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	34,105	34,105
Series Putters 242, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	2,100	2,100
Series Putters 256, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	2,800	2,800
Series ROC II R152, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 2.43%,
VRDN (c)(f)	3,200	3,200
Goat Hill Properties Lease Rev. Participating VRDN:
Series Putters 705, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(g)	1,560	1,560
Series Putters 957, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(g)	7,365	7,365
Grant County Pub. Util. District #2 Elec. Rev. Participating
VRDN Series PT 780, 2.53% (Liquidity Facility Lloyds TSB
Bank PLC) (c)(g)	7,000	7,000
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.
Participating VRDN Series MT 69, 2.57% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)(g)	5,025	5,025
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.)
2.55%, LOC Bank of America NA, VRDN (c)(f)	5,785	5,785
King County Rural Library District Participating VRDN:
Series PT 3053, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	17,920	17,920
Series Putters 1009, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	5,940	5,940
King County School District #401 Highline Pub. Schools
Participating VRDN Series ROC II R4561, 2.53% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,275	5,275
King County School District #408 Auburn Participating VRDN
Series PT 3090, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	6,335	6,335
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	6,300	6,300
Series PA 1179, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	8,480	8,480
Series PT 796, 2.53% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(g)	9,030	9,030

See accompanying notes which are an integral part of the financial statements.

81		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 2.53%,
LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	$2,990	$2,990
Pierce County School District #403 Bethel Participating VRDN
Series PT 1647, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	11,200	11,200
Port of Seattle Gen. Oblig.:
Participating VRDN Series Stars 128, 2.57% (Liquidity
Facility BNP Paribas SA) (c)(f)(g)	9,490	9,490
Series 2002 B2, 2.65% 9/1/05, LOC Bayerische
Landesbank Girozentrale, CP (f)	3,890	3,890
Port of Seattle Passenger Facilities Charge Rev. Participating
VRDN Series MT 110, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	9,320	9,320
Port of Seattle Rev.:
Participating VRDN:
Series MS 1028, 2.52% (Liquidity Facility Morgan
Stanley) (c)(g)	2,845	2,845
Series PA 752, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 3044, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	13,460	13,460
Series PT 654, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	3,725	3,725
Series PT 728, 2.57% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	4,430	4,430
Series ROC II R362, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	9,675	9,675
Series ROC II R7015, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	3,995	3,995
Series 1997, 2.53%, LOC Bank of New York, New York,
VRDN (c)(f)	101,830	101,830
Series 2001 A1, 2.7% 9/6/05, LOC Bank of America NA,
CP	9,330	9,330
Series 2001 B1, 2.58% 9/1/05, LOC Bank of America NA,
CP (f)	5,775	5,775
Port of Tacoma Rev. Series A, 2.75% 9/8/05, LOC WestLB
AG, CP	8,275	8,275
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	17,970	17,970
Seattle Drainage & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	8,490	8,490
Series PT 2241, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	6,610	6,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 2.57%, LOC
Key Bank NA, VRDN (c)(f)	$2,455	$2,455
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 2.35% tender 11/15/05, LOC
JPMorgan Chase Bank, CP mode	5,600	5,600
Participating VRDN:
Series Merlots 01 A56, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(g)	18,485	18,485
Series PT 2495, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	8,280	8,280
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90,
2.41% (Liquidity Facility Societe Generale) (c)(g)	15,815	15,815
Tacoma Gen. Oblig. Series 2002 A, 2.6% 9/1/05, LOC Bank
of America NA, CP	7,900	7,900
U.S. Bancorp Piper Jaffray Fdg. Trust Participating VRDN
Series FRRI 02 B, 2.55% (Liquidity Facility Bank of New York,
New York) (c)(g)	2,727	2,727
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village
Proj.) 2.6%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.)
Series 1997 A, 2.54%, LOC ABN AMRO Bank NV,
VRDN (c)(f)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series D, 2.55%, LOC JPMorgan
Chase Bank, VRDN (c)(f)	8,000	8,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	5,600	5,600
Series EGL 00 4705, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	16,300	16,300
Series EGL 7050032, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	5,175	5,175
Series EGL 7050037, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	6,000	6,000
Series EGL 7050067, 2.53% (Liquidity Facility Citibank
NA) (c)(g)	11,000	11,000
Series EGL 98 4702, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(g)	12,200	12,200
Series Merlots B22, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	3,790	3,790
Series MSTC 9048, 2.41% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)	9,990	9,990
Series Piper 05 B, 2.59% (Liquidity Facility Bank of New
York, New York) (c)(g)	8,745	8,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Washington Gen. Oblig. Participating VRDN: – continued
Series PT 1856, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	$5,535	$5,535
Series PT 2093, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	2,865	2,865
Series Putters 514, 2.53% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(g)	14,780	14,780
Series Putters 747, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(g)	5,945	5,945
Series RF 05 1, 2.57% (Liquidity Facility Bank of New York,
New York) (c)(g)	10,710	10,710
Series SGA 35, 2.41% (Liquidity Facility Societe
Generale) (c)(g)	12,500	12,500
Series SGB 09, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	9,100	9,100
Series SGB 11, 2.53% (Liquidity Facility Societe
Generale) (c)(g)	6,200	6,200
Washington Hsg. Fin. Commission Participating VRDN Series
LB 04 8, 2.53% (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(f)(g)	4,595	4,595
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Fairwinds Redmond Proj.) Series A, 2.6%, LOC Bank of
America NA, VRDN (c)(f)	7,500	7,500
(Merrill Gardens at Queen Anne Proj.) Series A, 2.6%, LOC
Bank of America NA, VRDN (c)(f)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 2.6%,
LOC Bank of America NA, VRDN (c)(f)	10,395	10,395
(Silver Creek Apts. Proj.) Series A, 2.57%, LOC Fannie Mae,
VRDN (c)(f)	4,100	4,100
(The Lodge at Eagle Ridge Proj.) Series A, 2.6%, LOC Bank
of America NA, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A,
2.57%, LOC Fannie Mae, VRDN (c)(f)	5,250	5,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A,
2.57%, LOC Fannie Mae, VRDN (c)(f)	8,225	8,225
		708,012

West Virginia – 0.5%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.) Series 1996, 2.65% tender 9/7/05,
CP mode (f)	18,700	18,700
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co.
Proj.) Series 1986, 2.75% tender 9/7/05, CP mode (f)	7,400	7,400

See accompanying notes which are an integral part of the financial statements.

Annual Report 84

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
West Virginia – continued
Harrison County Commission Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series A, 2.59%, LOC Wachovia Bank
NA, VRDN (c)(f)	$8,420	$8,420
Marion County Solid Waste Disp. Rev. (Grant Town
Cogeneration Proj.):
Series 1990 B, 2.44%, LOC Deutsche Bank AG, VRDN (c)(f)	5,555	5,555
Series 1990 D, 2.44%, LOC Deutsche Bank AG, VRDN (c)(f)	13,700	13,700
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.)
Series 1999, 2.79%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (c)(f)	4,470	4,470
West Virginia Pub. Energy Auth. Energy Rev. Bonds
(Morgantown Energy Assoc. Proj.):
2.5% tender 9/9/05, LOC Dexia Cr. Local de France, CP
mode (f)	14,600	14,600
2.75% tender 9/9/05, LOC Dexia Cr. Local de France, CP
mode (f)	1,200	1,200
Wood County Commission Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series A, 2.59%, LOC Wachovia Bank
NA, VRDN (c)(f)	6,580	6,580
		80,625

Wisconsin – 1.5%
Northland Pines School District Participating VRDN Series PT
2257, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	10,630	10,630
Pewuakee School District Participating VRDN Series PT 3012,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,755	6,755
Platteville Indl. Dev. Rev. (Woodward Communications Proj.)
2.66%, LOC Harris NA, VRDN (c)(f)	2,400	2,400
Pleasant Prairie Gen. Oblig. 2.54% (XL Cap. Assurance, Inc.
Insured), VRDN (c)	10,000	10,000
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc.
Proj.) Series 1995, 2.66%, LOC Harris NA, VRDN (c)(f)	3,000	3,000
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series
1994, 2.65%, LOC Harris NA, VRDN (c)(f)	1,040	1,040
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series
1996, 2.65%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,555	1,555
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 2.59%, LOC
U.S. Bank NA, Minnesota, VRDN (c)(f)	1,540	1,540
Southeast Wisconsin Professional Baseball Park District Sales
Tax Rev. Participating VRDN Series Merlots 00 Y, 2.4%
(Liquidity Facility Wachovia Bank NA) (c)(g)	5,000	5,000
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series
1996, 2.42%, LOC Wells Fargo Bank NA, San Francisco,
VRDN (c)(f)	1,980	1,980

See accompanying notes which are an integral part of the financial statements.

85 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 2.65%, LOC
JPMorgan Chase Bank, VRDN (c)(f)	$1,275	$1,275
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995,
2.42%, LOC Wells Fargo Bank NA, San Francisco,
VRDN (c)(f)	3,085	3,085
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN
Series Merlots 00 RR, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(g)	5,830	5,830
Wilmot Union High School District Participating VRDN Series
PT 2258, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,640	9,640
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 645,
2.52% (Liquidity Facility Morgan Stanley) (c)(g)	3,785	3,785
Wisconsin Gen. Oblig. Participating VRDN:
Series EGL 94 4904 Class A, 2.57% (Liquidity Facility
Citibank NA, New York) (c)(f)(g)	1,250	1,250
Series Putters 531, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	8,485	8,485
Wisconsin Health & Edl. Facilities Auth. Rev. Participating
VRDN:
Series PA 970, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,000	3,000
Series PT 761, 2.53% (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)	20,000	20,000
Series PT 873, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	10,765	10,765
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PT 445, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	3,525	3,525
Series ROC II R397, 2.57% (Liquidity Facility Citibank
NA) (c)(f)(g)	4,200	4,200
Series 2003 B, 2.41% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (c)(f)	30,400	30,400
Series 2004 E, 2.41% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (c)(f)	17,900	17,900
Series E, 2.41% (Liquidity Facility Fed. Home Ln. Bank -
Chicago), VRDN (c)(f)	10,890	10,890
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 2.41% (MBIA Insured), VRDN (c)(f)	7,235	7,235
Series 2002 B, 2.41% (MBIA Insured), VRDN (c)(f)	3,050	3,050
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev.
Participating VRDN Series MT 106, 2.58% (Liquidity Facility
Lloyds TSB Bank PLC) (c)(f)(g)	12,525	12,525

See accompanying notes which are an integral part of the financial statements.

Annual Report

86

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Trans. Rev.:
Participating VRDN Series ROC II R7000, 2.53% (Liquidity
Facility Citibank NA) (c)(g)	$5,990	$5,990
Series 1997 A, 2.6% 9/8/05, CP	42,175	42,175
		248,905

Wyoming – 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PA 833R, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	6,370	6,370
Series PT 01 359, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	5,970	5,970
		12,340

Other – 8.1%
Fidelity Municipal Cash Central Fund, 2.49% (d)(e)	1,344,253	1,344,253

TOTAL INVESTMENT PORTFOLIO 97.1%
(Cost $16,016,446)		16,016,446

NET OTHER ASSETS – 2.9%		481,124
NET ASSETS 100%		$16,497,570

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP		COMMERCIAL PAPER
RAN		REVENUE ANTICIPATION
NOTE
TAN	—	TAX ANTICIPATION NOTE
TRAN		TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND
NOTE

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund. (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request. (f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals. (g) Provides evidence of ownership in one or more underlying municipal bonds. (h) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94,295,000 or 0.6% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost (000s)
Allegheny County
Hosp. Dev. Auth.
Rev. Bonds Series
PT 762, 2.85%,
tender 6/15/06
(Liquidity Facility
Landesbank
Hessen Thuringen)	6/17/05	$36,315
Houston County
Health Care Auth.
Rev. Bonds Series
PT 879, 2.15%,
tender 11/10/05
(Liquidity Facility
Merrill Lynch &
Co., Inc.)	11/6/03	$10,195

	Acquisition
Security	Date	Cost (000s)
Houston County
Health Care Auth.
Rev. Bonds Series
PT 880, 2.85%,
tender 6/22/06
(Liquidity Facility
Merrill Lynch &
Co., Inc.)	6/21/05	$23,730
Illinois Health
Facilities Auth.
Rev. Bonds Series
PT 977, 2.15%,
tender 11/10/05
(Liquidity Facility
Svenska
Handelsbanken
AB)	6/3/04	$9,755
Michigan Hosp.
Fin. Auth. Hosp.
Rev. Bonds Series
PT 732, 2.95%,
tender 7/20/06
(Liquidity Facility
Svenska
Handelsbanken
AB)	1/30/03	$4,300
New York
Transitional Fin.
Auth. Rev. Bonds
Series FRRI 01
N11, 2.6%,
tender 9/14/05
(Liquidity Facility
Bank of New
York, New York)	7/17/02	$10,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		August 31, 2005

Assets
Investment in securities, at value (cost $16,016,446)
See accompanying schedule		$16,016,446
Cash		589,320
Receivable for investments sold
Regular delivery		31,113
Delayed delivery		56,915
Receivable for fund shares sold		197,703
Interest receivable		70,322
Prepaid expenses		17
Other receivables		1,628
Total assets		16,963,464

Liabilities
Payable for investments purchased
Regular delivery	$42,250
Delayed delivery	250,586
Payable for fund shares redeemed	165,696
Distributions payable	300
Accrued management fee	3,752
Other affiliated payables	2,219
Other payables and accrued expenses	1,091
Total liabilities		465,894

Net Assets		$16,497,570
Net Assets consist of:
Paid in capital		$16,497,561
Distributions in excess of net investment income		(17)
Accumulated undistributed net realized gain (loss) on
investments		26
Net Assets, for 16,495,274 shares outstanding		$16,497,570
Net Asset Value, offering price and redemption price per
share ($16,497,570 ÷ 16,495,274 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

89 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended August 31, 2005

Investment Income
Interest		$330,235

Expenses
Management fee	$44,577
Transfer agent fees	24,834
Accounting fees and expenses	1,038
Independent trustees’ compensation	82
Custodian fees and expenses	225
Registration fees	514
Audit	122
Legal	47
Miscellaneous	1,012
Total expenses before reductions	72,451
Expense reductions	(10,361)	62,090

Net investment income		268,145

Net realized gain (loss) on investment securities		(168)
Net increase in net assets resulting from operations		$267,977

See accompanying notes which are an integral part of the financial statements.

Annual Report

90

Statement of Changes in Net Assets
	Year ended	Year ended
	August 31,	August 31,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$268,145	$98,359
Net realized gain (loss)	(168)	458
Net increase in net assets resulting
from operations	267,977	98,817
Distributions to shareholders from net investment income .	(268,091)	(98,359)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	52,515,388	44,181,849
Reinvestment of distributions	265,207	97,029
Cost of shares redeemed	(51,919,337)	(42,599,950)
Net increase (decrease) in net assets and shares re-
sulting from share transactions	861,258	1,678,928
Total increase (decrease) in net assets	861,144	1,679,386

Net Assets
Beginning of period	15,636,426	13,957,040
End of period (including distributions in excess of net
investment income of $17 and $0, respectively)	$16,497,570	$15,636,426

See accompanying notes which are an integral part of the financial statements.

91 Annual Report

Financial Highlights

Years ended August 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00
Income from Investment
Operations
Net investment income	016.007		.009	.014	.032
Distributions from net investment
income	(.016)	(.007)	(.009)	(.014)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00
Total ReturnA	1.66%	.67%	.88%	1.38%	3.29%
Ratios to Average Net AssetsB
Expenses before expense
reductions	45%	.44%	.44%	.43%	.45%
Expenses net of voluntary
waivers, if any	45%	.44%	.44%	.43%	.45%
Expenses net of all reductions	38%	.43%	.42%	.39%	.42%
Net investment income	1.65%	.67%	.87%	1.35%	3.21%
Supplemental Data
Net assets, end of period
(in millions)	$16,498	$15,636	$13,957	$11,728	$9,843

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

92

Notes to Financial Statements

For the period ended August 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule

2a 7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, deferred trustees compensation, and losses deferred due to excise tax regulations.

93 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service

(IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	209

Cost for federal income tax purposes	$16,016,446
The tax character of distributions paid was as follows:

	August 31,	August 31,
	2005	2004
Tax exempt Income	$268,091	$98,359
Long term Capital Gains	—	—
Total	$268,091	$98,359

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

94

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .27% of the fund’s average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $34,722 for the period.

95 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $225 and $10,136, respectively.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Annual Report

96

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Money Market Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custo dian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts October 10, 2005

97 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 321 funds advised by FMR or an affiliate. Mr. McCoy oversees 323 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 312 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

98

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Municipal Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

99 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

100

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

101 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

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Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

103 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Union Street Trust II. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Municipal Money Market. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

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Name, Age; Principal Occupation Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (49)

Year of Election or Appointment: 2001

Vice President of Municipal Money Market. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Manage ment & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

105 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Municipal Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Municipal Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Municipal Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as Presi dent of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Municipal Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

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Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Municipal Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Municipal Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

107 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Invest ments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended August 31, 2005, $383,000, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended August 31, 2004, $0, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously des ignated as capital gain dividends with respect to such year.

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 57.45% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

109 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on April 13, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow
the Board of Trustees, if permitted by
applicable law, to authorize fund mergers
without shareholder approval.*
	# of	% of
	Votes	Votes
Affirmative	7,963,915,275.00	80.395
Against	1,604,213,132.51	16.194
Abstain	331,409,117.16	3.346
Broker
Non Votes	6,453,184.00	.065
TOTAL	9,905,990,708.67	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of	% of
	Votes	Votes
Laura B. Cronin
Affirmative	9,373,053,787.27	94.620
Withheld	532,936,921.40	5.380
TOTAL	9,905,990,708.67	100.000
Dennis J. Dirks
Affirmative	9,385,368,522.63	94.744
Withheld	520,622,186.04	5.256
TOTAL	9,905,990,708.67	100.000
Robert M. Gates
Affirmative	9,372,071,963.26	94.610
Withheld	533,918,745.41	5.390
TOTAL	9,905,990,708.67	100.000
George H. Heilmeier
Affirmative	9,374,826,621.61	94.638
Withheld	531,164,087.06	5.362
TOTAL	9,905,990,708.67	100.000
Abigail P. Johnson
Affirmative	9,349,225,683.70	94.380
Withheld	556,765,024.97	5.620
TOTAL	9,905,990,708.67	100.000

	# of	% of
	Votes	Votes
Edward C. Johnson 3d
Affirmative	9,336,624,684.41	94.252
Withheld	569,366,024.26	5.748
TOTAL	9,905,990,708.67	100.000
Marie L. Knowles
Affirmative	9,385,202,135.87	94.743
Withheld	520,788,572.80	5.257
TOTAL	9,905,990,708.67	100.000
Ned C. Lautenbach
Affirmative	9,376,788,549.33	94.658
Withheld	529,202,159.34	5.342
TOTAL	9,905,990,708.67	100.000
Marvin L. Mann
Affirmative	9,361,169,551.40	94.500
Withheld	544,821,157.27	5.500
TOTAL	9,905,990,708.67	100.000
William O. McCoy
Affirmative	9,363,552,602.29	94.524
Withheld	542,438,106.38	5.476
TOTAL	9,905,990,708.67	100.000
Robert L. Reynolds
Affirmative	9,372,289,526.22	94.612
Withheld	533,701,182.45	5.388
TOTAL	9,905,990,708.67	100.000
Cornelia M. Small
Affirmative	9,384,016,844.12	94.731
Withheld	521,973,864.55	5.269
TOTAL	9,905,990,708.67	100.000
William S. Stavropoulos
Affirmative	9,373,082,552.28	94.620
Withheld	532,908,156.39	5.380
TOTAL	9,905,990,708.67	100.000
Kenneth L. Wolfe
Affirmative	9,374,633,251.39	94.636
Withheld	531,357,457.28	5.364
TOTAL	9,905,990,708.67	100.000

* Denotes trust-wide proposals and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the

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112

privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 16% would mean that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

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The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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Board Approval of Investment Advisory Contracts and Management Fees continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

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The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

117 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

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Annual Report

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(such as changing name, address, bank, etc.)

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

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Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003

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Fidelity Investments Attn: Distribution Services 100 Crosby Parkway KC1H Covington, KY 41015

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Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

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General Correspondence

Fidelity Investments P.O. Box 500 Merrimack, NH 03054-0500

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Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

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Fidelity Investments Attn: Distribution Services 100 Crosby Parkway KC1H Covington, KY 41015

General Correspondence

Fidelity Investments P.O. Box 500 Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

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Fidelity Distributors Corporation Boston, MA

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MMM-UANN-1005
1.790909.102

Fidelity® AMT Tax Free Money Fund (formerly Spartan® Municipal Money Fund)

Annual Report August 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.

Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Changes/	6	A summary of major shifts in the fund’s
Performance		investments over the past six months
		and one year, and performance
		information.
Investments	7	A complete list of the fund’s investments.
Financial Statements	39	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	43	Notes to the financial statements.

Report of Independent	47
Registered Public
Accounting Firm
Trustees and Officers	48
Distributions	59
Proxy Voting Results	60
Board Approval of	61
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus. A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

3

Chairman’s Message

(Photograph of Edward C Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pric ing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead sev eral years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confi dent we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offend ers should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick applica tion of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legisla tors and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings. For nearly 60 years, Fidelity has worked very hard to improve its products and ser vice to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and partici pants in retirement plans across America. Let me close by saying that we do not take your trust in us for granted, and we real ize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Actual	$1,000.00	$1,010.80	$1.67
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,023.54	$1.68

* Expenses are equal to the Fund’s annualized expense ratio of .33%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

5 Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	8/31/05	2/28/05	8/31/04
0 – 30	94.8	94.3	94.9
31 – 90	1.5	2.3	1.1
91 – 180	0.2	2.0	0.2
181 – 397	3.5	1.4	3.8
Weighted Average Maturity
	8/31/05	2/28/05	8/31/04
Fidelity AMT Tax Free Money Fund	19 Days	12 Days	19 Days
All Tax Free Money Market Funds
Average*	28 Days	28 Days	36 Days

Current and Historical Seven Day Yields
	8/29/05	5/30/05	2/28/05	11/29/04	8/30/04
Fidelity AMT Tax Free Money Fund	2.22%	2.62%	1.59%	1.38%	1.00%
If Fidelity had not reimbursed
certain fund expenses	2.13%	2.52%	1.45%	1.27%	0.89%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2005

Showing Percentage of Net Assets

Municipal Securities 96.2%

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 2.0%
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev.
Participating VRDN Series MT 16, 2.53% (Liquidity Facility
Svenska Handelsbanken AB) (c)(f)	$9,180	$9,180
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr.
Proj.) Series 1997, 2.54%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)	1,900	1,900
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.)
Series 1999 B, 2.52%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)	3,000	3,000
Huntsville Health Care Auth. Rev. Series 1998, 2.54%, LOC
AmSouth Bank NA, Birmingham, VRDN (c)	5,505	5,505
Jefferson County Ltd. Oblig. School Warrants Series B, 2.5%
(AMBAC Insured), VRDN (c)	4,100	4,100
Jefferson County Swr. Rev. Series 2002 C2, 2.57% (XL Cap.
Assurance, Inc. Insured), VRDN (c)	1,000	1,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth.
Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.54%, LOC
AmSouth Bank NA, Birmingham, VRDN (c)	13,800	13,800
Morgan County-Decatur Health Care Auth. Hosp. Rev.
Participating VRDN Series PT 947, 2.53% (Liquidity Facility
Landesbank Hessen-Thuringen) (c)(f)	28,690	28,690
Tuscaloosa Spl. Care Facilities Fing. Auth. Residential Care
Family Mortgage Rev. (Capstone Village Proj.) Series C,
2.51%, LOC BNP Paribas SA, VRDN (c)	10,000	10,000
		77,175

Alaska – 1.3%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 2.59% (Liquidity Facility Bank of America
NA) (c)(f)	6,750	6,750
Series DB 162, 2.53% (Liquidity Facility Deutsche Bank
AG) (c)(f)	10,000	10,000
Series Merlots 99 D, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(f)	3,700	3,700
Anchorage Gen. Oblig. Participating VRDN Series PT 2561,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,980	6,980
Anchorage Lease Rev. Participating VRDN Series PT 2657,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,070	9,070
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series
1994 B, 3%, tender 6/1/06 (c)	12,000	12,000
		48,500

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – 2.7%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev.
Participating VRDN Series EGL 02 301, 2.53% (Liquidity
Facility Citibank NA, New York) (c)(f)	$8,495	$8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating
VRDN Series RF 04 2, 2.57% (Liquidity Facility Bank of New
York, New York) (c)(f)	6,750	6,750
Arizona School Facilities Board State School Impt. Rev.
Participating VRDN Series MS 00 497, 2.52% (Liquidity
Facility Morgan Stanley) (c)(f)	6,648	6,648
Maricopa County Poll. Cont. Rev. Participating VRDN Series
ROC II R407, 2.53% (Liquidity Facility Citibank NA) (c)(f)	4,520	4,520
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN
Series EGL 03 28, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	2,600	2,600
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN
Series EGL 7050056, 2.53% (Liquidity Facility Citibank
NA) (c)(f)	7,900	7,900
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series SG 03 160, 2.53% (Liquidity
Facility Societe Generale) (c)(f)	44,500	44,500
Series 1997 B, 2.5% 9/6/05, CP	14,425	14,425
Series 2004 C, 2.8% 9/15/05, CP	6,850	6,850
		102,688

California – 0.2%
Los Angeles Unified School District Participating VRDN Series
Putters 488, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	8,985	8,985
Colorado – 1.4%
Adams County Rev. (Adams Mental Health Foundation Prog.)
Series 1997, 2.6%, LOC JPMorgan Chase Bank, VRDN (c) .	1,435	1,435
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District
Participating VRDN Series PT 2174, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	4,680	4,680
Colorado Dept. of Trans. Rev. Participating VRDN Series PT
1955, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	10,725	10,725
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp.
Proj.) Series 2000, 2.52%, LOC JPMorgan Chase Bank,
VRDN (c)	4,500	4,500
Colorado Springs Utils. Rev. Participating VRDN Series MS
1141, 2.52% (Liquidity Facility Morgan Stanley) (c)(f)	7,325	7,325
Denver City & County Arpt. Rev. Participating VRDN Series
Merlots 97 Q, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(f)	3,160	3,160

See accompanying notes which are an integral part of the financial statements.

Annual Report

8

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 2.55% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(f)	$4,000	$4,000
Series MS 1064, 2.57% (Liquidity Facility Morgan
Stanley) (c)(f)	5,310	5,310
Series PZ 46, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	1,320	1,320
Series TOC 05 Z7, 2.57% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)	4,939	4,939
Reg’l. Trans. District Sales Tax Rev. Participating VRDN Series
MS 01 679, 2.52% (Liquidity Facility Morgan Stanley) (c)(f) .	3,930	3,930
Southern Ute Indian Tribe of Southern Ute Indian Reservation
2.55%, VRDN (c)	3,200	3,200
		54,524

District Of Columbia – 0.9%
District of Columbia Gen. Oblig. Participating VRDN:
Series Merlots 01 A127, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(f)	3,125	3,125
Series Putters 214, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	4,995	4,995
District of Columbia Rev.:
Participating VRDN Series PZ 74, 2.57% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	5,930	5,930
(Defenders of Wildlife Proj.) 2.55%, LOC Bank of America
NA, VRDN (c)	2,500	2,500
(Edmund Burke School Proj.) 2.5%, LOC Bank of America
NA, VRDN (c)	7,500	7,500
(The AARP Foundation Proj.) Series 2004, 2.5%, LOC Bank
of America NA, VRDN (c)	10,000	10,000
		34,050

Florida – 6.4%
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pembroke Village Apts. Proj.) 2.52%, LOC ABN AMRO
Bank NV, LOC Wachovia Bank NA, VRDN (c)	7,000	7,000
(Pier Club Apts. Proj.) 2.52%, LOC ABN AMRO Bank NV,
LOC Wachovia Bank NA, VRDN (c)	10,000	10,000
Broward County School Board Ctfs. of Prtn. Participating
VRDN Series DB 150, 2.52% (Liquidity Facility Deutsche
Bank AG) (c)(f)	11,730	11,730
Collier County School Board Ctfs. of Prtn. Participating VRDN
Series PT 2277, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,910	3,910

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 7050031, 2.53% (Liquidity Facility Citibank
NA) (c)(f)	$3,500	$3,500
Series MSDW 00 374, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	13,665	13,665
Series SGA 03 138, 2.4% (Liquidity Facility Societe
Generale) (c)(f)	4,100	4,100
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC
II R7013, 2.53% (Liquidity Facility Citibank NA) (c)(f)	3,415	3,415
Florida Dept. of Envir. Protection Preservation Rev.
Participating VRDN:
Series Floaters 722, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	7,100	7,100
Series MS 01 634, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	16,370	16,370
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series MS
1128, 2.52% (Liquidity Facility Morgan Stanley) (c)(f)	5,000	5,000
Florida Gen. Oblig. Participating VRDN:
Series ROC II 1000, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	7,525	7,525
Series ROC II R4070, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	12,920	12,920
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE,
2.41%, LOC Cr. Suisse, VRDN (c)	10,400	10,400
Florida Local Govt. Fin. Auth. Rev. Series A, 2.75% 9/8/05,
LOC Wachovia Bank NA, CP	4,806	4,806
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic
Facilities Impt. Rev. Participating VRDN Series SGB 44,
2.53% (Liquidity Facility Societe Generale) (c)(f)	1,920	1,920
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial
Health Sys. Proj.) Series 1992 B, 2.4%, VRDN (c)	22,000	22,000
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Participating VRDN Series PA 1026R, 2.52% (Liquidity
Facility Merrill Lynch & Co., Inc.) (c)(f)	1,620	1,620
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.)
Series 2000, 2.38%, VRDN (c)	15,200	15,200
Miami Health Facilities Auth. Rev. (Miami Jewish Home and
Hosp. for the Aged Proj.) 2.36%, LOC Suntrust Bank,
VRDN (c)	3,000	3,000
Orange County School Board Ctfs. of Prtn. Participating VRDN
Series ROC II R7501, 2.53% (Liquidity Facility Citibank
NA) (c)(f)	4,170	4,170

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Orlando Utils. Commission Wtr. & Elec. Rev. Participating
VRDN Series PT 2372, 2.51% (Liquidity Facility Dexia Cr.
Local de France) (c)(f)	$6,095	$6,095
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev.
(Emerald Bay Club Apts. Proj.) 2.52%, LOC ABN AMRO
Bank NV, LOC Wachovia Bank NA, VRDN (c)	6,500	6,500
Palm Beach County School District:
2.4% 9/6/05, LOC Bank of America NA, CP	14,500	14,500
2.4% 9/6/05, LOC Bank of America NA, CP	4,100	4,100
Polk County Util. Sys. Rev. Participating VRDN Series EGL
720050022, 2.53% (Liquidity Facility Citibank NA) (c)(f)	9,705	9,705
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec.
Coop., Inc. Proj.) Series 1984 S, 2.65% (Nat’l. Rural Utils.
Coop. Fin. Corp. Guaranteed), VRDN (c)	3,075	3,075
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc.
Proj.) 2.5%, LOC Bank of America NA, VRDN (c)	7,000	7,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series MS
98 112, 2.52% (Liquidity Facility Morgan Stanley) (c)(f)	5,745	5,745
Univ. of North Florida Foundation, Inc. Rev. 2.53%, LOC
Wachovia Bank NA, VRDN (c)	3,000	3,000
Volusia County Health Facilities Auth. Rev. Participating VRDN
Series MT 151, 2.52% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	9,700	9,700
Volusia County School Board Ctfs. of Prtn. Participating VRDN
Series Putters 970, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	4,200	4,200
		242,971

Georgia – 2.7%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series
Putters 513, 2.53% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(f)	14,125	14,125
Cobb County Dev. Auth. Univ. Facilities Rev. Participating
VRDN Series Putters 580, 2.53% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	3,285	3,285
DeKalb County Dev. Auth. Rev. (Marcus Institute Proj.) 2.5%,
LOC Bank of America NA, VRDN (c)	10,440	10,440
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr. Proj.)
2.36%, LOC Suntrust Bank, VRDN (c)	13,000	13,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe
Proj.) Series 1996 A, 2.59%, LOC Southtrust Bank NA,
VRDN (c)	10,705	10,705
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series
2000, 2.59%, LOC Suntrust Bank, VRDN (c)	16,400	16,400

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Georgia Gen. Oblig. Participating VRDN Series MS 1034,
2.52% (Liquidity Facility Morgan Stanley) (c)(f)	$2,358	$2,358
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series
SG 40, 2.53% (Liquidity Facility Societe Generale) (c)(f)	14,610	14,610
Georgia Road & Thruway Auth. Rev. Participating VRDN
Series PT 2019, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,010	5,010
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN
Series Floaters 01 675, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	5,900	5,900
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia
Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender
5/5/06 (c)	6,800	6,800
		102,633

Hawaii – 0.3%
Hawaii Gen. Oblig. Participating VRDN Series PT 960, 2.53%
(Liquidity Facility BNP Paribas SA) (c)(f)	5,900	5,900
Honolulu City & County Gen. Oblig. Participating VRDN
Series PT 2143, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,470	4,470
		10,370

Illinois – 12.3%
Champaign County Cmnty. Unit School District #116 Urbana
Participating VRDN Series Floaters 01 669, 2.52% (Liquidity
Facility Morgan Stanley) (c)(f)	7,105	7,105
Champaign County Gen. Oblig. Participating VRDN
Series Putters 887, 2.53% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	5,465	5,465
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 2.41% (Liquidity Facility ABN AMRO
Bank NV) (c)(f)	9,995	9,995
Series BA 96 BB, 2.59% (Liquidity Facility Bank of America
NA) (c)(f)	11,100	11,100
Series Merlots 97 E, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(f)	3,125	3,125
Series MS 01 566, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	5,000	5,000
Series PT 2931, 2.53% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	11,965	11,965
Series Putters 199, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	10,610	10,610
Series SGA 98, 2.41% (Liquidity Facility Societe
Generale) (c)(f)	7,820	7,820

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(f)	$2,715	$2,715
Series Merlots B24, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(f)	1,995	1,995
Series MS 1026, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	5,000	5,000
Series PT 2357, 2.53% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	5,735	5,735
Series TOC 05 O, 2.52% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)	7,370	7,370
Series TOC 05 Z10, 2.57% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(f)	3,050	3,050
Chicago Midway Arpt. Rev. Participating VRDN Series Putters
229, 2.53% (Liquidity Facility JPMorgan Chase Bank) (c)(f) .	5,680	5,680
Chicago Park District Participating VRDN:
Series Putters 521, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	5,690	5,690
Series Putters 710, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	6,310	6,310
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN
Series EGL 03 15, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	2,800	2,800
Chicago Sales Tax Rev. Participating VRDN Series DB 153,
2.53% (Liquidity Facility Deutsche Bank AG) (c)(f)	16,250	16,250
Chicago Wastewtr. Transmission Rev. Participating VRDN
Series PT 2312, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	7,685	7,685
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(f)	4,600	4,600
Series Merlots 97 V, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(f)	4,660	4,660
Series MS 01 560, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	12,000	12,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	16,850	16,850
Series PT 2574, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,395	5,395
Series Putters 766, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	5,395	5,395
Hoffman Estates Tax Increment Rev. (Sears, Roebuck & Co.
Proj.) 2.51%, LOC Northern Trust Co., Chicago, VRDN (c)	11,600	11,600
See accompanying notes which are an integral part of the financial statements.

13		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN
Series PA 1166, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	$10,805	$10,805
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series
Merlots 97 U, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(f)	4,535	4,535
Illinois Fin. Auth. Rev. (Central DuPage Hosp. Proj.) Series
2004 C, 2.52%, VRDN (c)	24,700	24,700
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	2,600	2,600
Series EGL 01 1307, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	10,675	10,675
Series MS 1024, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	13,545	13,545
Series MS 98 143, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	13,560	13,560
Series PT 01 1760, 2.53% (Liquidity Facility BNP Paribas
SA) (c)(f)	5,420	5,420
Series PT 1975, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,070	4,070
Series Putters 133, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	19,450	19,450
Series Putters 568, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	6,325	6,325
Series Putters 605, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	1,895	1,895
Series Putters 660, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	1,495	1,495
Series Putters 687, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	2,995	2,995
Illinois Health Facilities Auth. Rev. Participating VRDN:
Series PA 1217, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	6,375	6,375
Series PT 763, 2.53% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	20,195	20,195
Illinois Reg’l. Trans. Auth. Participating VRDN:
Series BA 03 C, 2.57% (Liquidity Facility Bank of America
NA) (c)(f)	7,045	7,045
Series EGL 01 1306, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	19,275	19,275
Series Merlots 01 A73, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(f)	4,920	4,920

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Reg’l. Trans. Auth. Participating VRDN: – continued
Series Merlots 02 A24, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(f)	$9,940	$9,940
Series MSTC 9044, 2.41% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(f)	7,355	7,355
Illinois Sales Tax Rev. Participating VRDN Series ROC II
R4516, 2.53% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(f)	4,490	4,490
Kane & DeKalb Counties Cmnty. Unit School District #302
Participating VRDN Series Putters 283, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (c)(f)	3,240	3,240
Kane & DuPage Counties Cmnty. Unit School District #303,
Saint Charles Participating VRDN Series Putters 824, 2.53%
(Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,780	3,780
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School
District #300 Carpentersville Participating VRDN Series EGL
00 1310, 2.53% (Liquidity Facility Citibank NA, New
York) (c)(f)	14,850	14,850
Lake County Forest Preservation District Participating VRDN
Series ROC II R2059, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	2,044	2,044
Maywood Gen. Oblig. Participating VRDN Series PT 2537,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,820	5,820
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN:
Series EGL 02 6001, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	5,400	5,400
Series EGL 2004 30, Class A, 2.53% (Liquidity Facility
Citibank NA) (c)(f)	4,000	4,000
Series PZ 62, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	2,420	2,420
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating
VRDN:
Series PT 2620, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,215	5,215
Series Putters 804, 2.53% (Liquidity Facility Dresdner Bank
AG) (c)(f)	5,170	5,170
Series SG 65, 2.53% (Liquidity Facility Societe
Generale) (c)(f)	5,705	5,705
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.)
2.51%, LOC Lasalle Bank NA, VRDN (c)	6,000	6,000
		468,274

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – 2.4%
Aurora School Bldg. Corp. Participating VRDN:
Series PT 2456, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$10,415	$10,415
Series Putters 642, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	5,400	5,400
Boone County Hosp. Assoc. Lease Rev. Participating VRDN
Series Putters 908, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	6,120	6,120
Carmel School Bldg. Corp. Participating VRDN Series PT 02
1458, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	1,030	1,030
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN
Series PT 3103, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,005	6,005
Ctr. Grove School Bldg. Corp. Participating VRDN Series
Putters 727, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	2,470	2,470
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN
Series DB 139, 2.53% (Liquidity Facility Deutsche Bank
AG) (c)(f)	7,480	7,480
Franklin Township Independent School Bldg. Corp., Marion
County Participating VRDN Series PT 3019, 2.53% (Liquidity
Facility Merrill Lynch & Co., Inc.) (c)(f)	5,615	5,615
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01
177, 2.41% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(f)	13,350	13,350
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
Participating VRDN Series MACN 05 F, 2.53% (Liquidity
Facility Bank of America NA) (c)(f)	5,000	5,000
(Riverview Hosp. Proj.) 2.51%, LOC Nat’l. City Bank,
Indiana, VRDN (c)	5,200	5,200
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series MS
942 D, 2.52% (Liquidity Facility Morgan Stanley) (c)(f)	4,310	4,310
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA
31, 2.41% (Liquidity Facility Societe Generale) (c)(f)	7,435	7,435
Purdue Univ. Rev. Series 2004 S, 2.48%, VRDN (c)	3,400	3,400
Saint Joseph County Health Care Facilities (South Bend Med.
Foundation Prog.) Series 2000, 2.57%, LOC Nat’l. City
Bank, Indiana, VRDN (c)	3,100	3,100
Sunman-Dearborn High School Bldg. Corp. Participating
VRDN Series Putters 671, 2.53% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	4,990	4,990
		91,320

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kansas 0.4%
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters
324, 2.53% (Liquidity Facility JPMorgan Chase Bank) (c)(f) .	$11,870	$11,870
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev.
Participating VRDN Series EGL 04 38, Class A, 2.53%
(Liquidity Facility Citibank NA) (c)(f)	4,735	4,735
		16,605

Kentucky 0.5%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop.,
Inc. Proj.) Series J1, 2.6%, tender 10/15/05 (Nat’l. Rural
Utils. Coop. Fin. Corp. Guaranteed) (c)	5,955	5,955
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg’l. Med.
Ctr. Proj.) Series 1998 A, 2.6%, LOC U.S. Bank NA,
Minnesota, VRDN (c)	4,900	4,900
Kentucky Property & Bldgs. Commission Revs. Participating
VRDN Series Putters 740, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	4,045	4,045
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.)
Series 1984 B1, 2.65% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	4,450	4,450
		19,350

Louisiana – 0.9%
Louisiana Office Facilities Lease Rev. Participating VRDN
Series PT 2031, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,840	5,840
Louisiana Pub. Facilities Auth. Rev. Participating VRDN:
Series PT 2439, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,300	6,300
Series Putters 1025Z, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	7,495	7,495
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 2.8% tender
10/17/05, CP mode	3,400	3,400
(Dow Chemical Co. Proj.) Series 1994 B, 2.45%, VRDN (c) .	10,000	10,000
		33,035

Maine – 0.1%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series DB 107,
2.53% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,200	5,200
Maryland 0.7%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec.
Co. Proj.) Series 1985, 2.75% tender 9/23/05, LOC
Wachovia Bank NA, CP mode	3,255	3,255

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Maryland – continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev. Participating VRDN Series PT 916, 2.54% (Liquidity
Facility Merrill Lynch & Co., Inc.) (c)(f)	$13,780	$13,780
Maryland Health & Higher Edl. Facilities Auth. Rev. (Kennedy
Krieger Institute Proj.) Series D, 2.54%, LOC Manufacturers
& Traders Trust Co., VRDN (c)	5,329	5,329
Ocean City Rev. (Harrison Inn 58 LP Proj.) 2.57%, LOC
Manufacturers & Traders Trust Co., VRDN (c)	3,400	3,400
		25,764

Massachusetts 0.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN Series EGL 720050007, 2.52% (Liquidity Facility
Citibank NA) (c)(f)	15,000	15,000
Massachusetts Gen. Oblig. Participating VRDN:
Series EGL 04 0005, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	8,100	8,100
Series MT 127, 2.51% (Liquidity Facility BNP Paribas
SA) (c)(f)	5,495	5,495
		28,595

Michigan – 3.3%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.)
2.54%, LOC Northern Trust Co., Chicago, VRDN (c)	5,100	5,100
Detroit City School District Participating VRDN:
Series AAB 04 39, 2.41% (Liquidity Facility ABN AMRO
Bank NV) (c)(f)	4,900	4,900
Series Putters 388, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	3,510	3,510
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01
A112, 2.4% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,155	5,155
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series
Merlots 00 D, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(f)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202,
2.53% (Liquidity Facility Citibank NA, New York) (c)(f)	3,900	3,900
Forest Hills Pub. Schools Participating VRDN Series PT 1762,
2.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,585	2,585
Grand Rapids Pub. Schools 2.51%, LOC Fifth Third Bank,
Cincinnati, VRDN (c)	1,400	1,400
Hudsonville Pub. Schools Participating VRDN Series Putters
897, 2.53% (Liquidity Facility JPMorgan Chase Bank) (c)(f) .	5,760	5,760

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem.
Hosp.) Series 2005 B, 2.51%, LOC Bank of Nova Scotia,
New York Agcy., VRDN (c)	$3,800	$3,800
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen.
Hosp. Proj.) Series 2003 A2, 2.49%, LOC Comerica Bank,
Detroit, VRDN (c)	8,900	8,900
Michigan Bldg. Auth. Rev. Participating VRDN:
Series MS 907, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	4,948	4,948
Series PT 2234, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	8,230	8,230
Series Stars 101, 2.52% (Liquidity Facility BNP Paribas
SA) (c)(f)	5,880	5,880
Michigan Gen. Oblig. Participating VRDN Series Putters 125,
2.53% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	8,225	8,225
Michigan Hosp. Fin. Auth. Hosp. Rev. (Holland Cmnty. Hosp.
Proj.) 2.51%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,220	3,220
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series Stars 141, 2.52% (Liquidity
Facility BNP Paribas SA) (c)(f)	3,985	3,985
RAN Series 2005 B2, 4% 8/18/06, LOC JPMorgan Chase
Bank	20,000	20,202
TAN Series 2005 B1, 4% 8/18/06	8,500	8,590
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home
Oblig. Group Proj.) 2.59%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (c)	8,940	8,940
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev.
Participating VRDN Series MS 00 282, 2.52% (Liquidity
Facility Morgan Stanley) (c)(f)	5,000	5,000
Southfield Library Bldg. Auth. Participating VRDN Series ROC
II R7521, 2.53% (Liquidity Facility Citibank NA) (c)(f)	2,675	2,675
		127,005

Minnesota 2.0%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 120, 2.54% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	5,160	5,160
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 2.4%
(Liquidity Facility Wachovia Bank NA) (c)(f)	3,795	3,795
Minneapolis Gen. Oblig. Participating VRDN Series Putters
641, 2.53% (Liquidity Facility JPMorgan Chase & Co.) (c)(f) .	1,320	1,320
Minneapolis Rev. Bonds 2.6%, tender 10/14/05 (c)	7,795	7,795

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Minnesota – continued
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	$7,300	$7,300
Series PT 2408, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	5,620	5,620
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9%
5/18/06	10,760	10,760
Rochester Health Care Facilities Rev. Bonds (Mayo
Foundation/Mayo Med. Ctr. Proj.) Series 2000 A, 2.5%
tender 9/9/05, CP mode	8,700	8,700
Univ. of Minnesota:
Series 1999 A, 2.48% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (c)	18,390	18,390
Series 2001 C, 2.48% (Liquidity Facility JPMorgan Chase
Bank), VRDN (c)	5,900	5,900
		74,740

Mississippi – 0.7%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series
Putters 667, 2.53% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	3,895	3,895
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	3,600	3,600
Series Putters 138, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	9,945	9,945
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.)
Series 2000 A, 2.52% (MBIA Insured), VRDN (c)	7,600	7,600
		25,040

Missouri – 0.1%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN
Series PA 1049, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	5,110	5,110
Nebraska – 0.6%
Douglas County School District #1 Participating VRDN Series
ROC II R4058, 2.53% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(f)	7,360	7,360
Nebraska Pub. Pwr. District Rev. Participating VRDN Series
EGL 04 14, 2.53% (Liquidity Facility Citibank NA) (c)(f)	3,200	3,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nebraska – continued
Omaha Convention Hotel Corp. Participating VRDN Series PA
1078, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$4,995	$4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701,
2.53% (Liquidity Facility Citibank NA, New York) (c)(f)	8,265	8,265
		23,820

Nevada 0.9%
Clark County Gen. Oblig. Participating VRDN:
Series AAB 01 25, 2.42% (Liquidity Facility ABN AMRO
Bank NV) (c)(f)	19,505	19,505
Series ROC II R1035, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	2,975	2,975
Clark County School District Participating VRDN Series PT
1721, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,540	5,540
Nevada Gen. Oblig. Participating VRDN Series SGB 31,
2.53% (Liquidity Facility Societe Generale) (c)(f)	6,000	6,000
		34,020

New Hampshire – 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods
at Exeter Proj.) 2.44%, LOC Fleet Nat’l. Bank, VRDN (c)	3,090	3,090
New Jersey – 2.2%
Casino Reinvestment Dev. Auth. Rev. Participating VRDN
Series Merlots 05 A3, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(f)	4,820	4,820
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series
EGL 720050002 Class A, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	5,400	5,400
New Jersey Gen. Oblig. Participating VRDN Series PT 2509,
2.52% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	11,840	11,840
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 41, 2.52% (Liquidity Facility Citibank NA,
New York) (c)(f)	4,100	4,100
Series PT 2843, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	5,800	5,800
Series ROC II R7012, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	17,000	17,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 20030034 Class A, 2.52% (Liquidity Facility
Citibank NA, New York) (c)(f)	3,500	3,500
Series MS 00 224, 2.51% (Liquidity Facility Morgan
Stanley) (c)(f)	9,000	9,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: -
continued
Series PA 958P, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$1,000	$1,000
Series PT 2402, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)	22,590	22,590
		85,050

New Jersey/Pennsylvania – 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN Series PA 606, 2.52% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	4,000	4,000
New Mexico – 0.1%
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN
Series Putters 953, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	5,495	5,495
New York – 5.1%
Erie County Gen. Oblig. RAN 3.75% 7/13/06, LOC
JPMorgan Chase Bank	8,400	8,467
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series PA 522, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	10,600	10,600
Series PA 996, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,900	4,900
New York City Gen. Oblig.:
Bonds:
Series 2004 E, 3% 11/1/05	6,180	6,184
Series 2004 F, 3% 11/1/05	3,900	3,902
Participating VRDN:
Series PT 962, 2.52% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	16,405	16,405
Series ROC II R251, 2.56% (Citigroup Global Markets
Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	8,000	8,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC
Proj.) Series A, 2.4%, LOC Bank of America NA, LOC Bank
of New York, New York, VRDN (c)	9,500	9,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN:
Series EGL 04 15, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	10,000	10,000
Series EGL 04 27 Class A, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	8,485	8,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN: – continued
Series EGL 04 36 Class A, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	$6,500	$6,500
New York Local Govt. Assistance Corp. Participating VRDN
Series SG 99, 2.52% (Liquidity Facility Societe
Generale) (c)(f)	15,500	15,500
New York State Dorm. Auth. Revs. Participating VRDN:
Series PA 1196, 2.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	5,795	5,795
Series PA 1265, 2.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	10,000	10,000
Series PT 746, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,500	4,500
New York State Envir. Facilities Corp. Clean Wtr. & Drinking
Wtr. Rev. Participating VRDN Series PT 2012, 2.52%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,195	5,195
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1997 2,
2.5% 9/1/05, CP	13,200	13,200
New York State Urban Dev. Corp. Rev. Participating VRDN
Series EGL 03 57, 2.52% (Liquidity Facility Citibank NA,
New York) (c)(f)	9,880	9,880
Sales Tax Asset Receivables Corp. Participating VRDN Series
EGL 04 48 Class A, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	9,400	9,400
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011, 2.52% (Liquidity Facility Citibank NA,
New York) (c)(f)	7,200	7,200
Series EGL 03 4, Class A, 2.52% (Liquidity Facility Citibank
NA, New York) (c)(f)	10,700	10,700
Series EGL 03 55, 2.52% (Liquidity Facility Citibank NA,
New York) (c)(f)	10,000	10,000
		194,313

New York & New Jersey – 0.2%
Port Auth. of New York & New Jersey Participating VRDN
Series EGL 03 59, 2.52% (Liquidity Facility Citibank NA,
New York) (c)(f)	7,870	7,870
Non State Specific 0.1%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 7, 2.61% (Liquidity Facility State Street Bank &
Trust Co., Boston) (c)(f)	3,600	3,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Carolina – 2.3%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II
R4056, 2.53% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(f)	$6,125	$6,125
Greensboro Combined Enterprise Sys. Rev. Series 2005 B,
2.5% (Liquidity Facility Bank of America NA), VRDN (c)	10,100	10,100
Mecklenburg County Ctfs. of Prtn. 2.51% (Liquidity Facility
Bank of America NA), VRDN (c)	12,380	12,380
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating
VRDN Series EGL 7050060, 2.53% (Liquidity Facility
Citibank NA) (c)(f)	15,600	15,600
North Carolina Gen. Oblig. Participating VRDN:
Series IXIS 05 1, 2.52% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(f)	10,000	10,000
Series PT 2206, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	7,980	7,980
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN
Series TOC 05 W, 2.39% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)	8,000	8,000
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 2.38%
(Liquidity Facility Dexia Cr. Local de France), VRDN (c)	15,700	15,700
		85,885

North Dakota 0.2%
North Dakota Muni. Bond Bank Participating VRDN
Series PT 1919, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,535	6,535
Ohio – 2.3%
Cincinnati City School District Participating VRDN Series EGL
04 34, 2.52% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Cincinnati Technical & Cmnty. College Gen. Receipts
Participating VRDN Series PT 1615, 2.52% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	5,670	5,670
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126,
2.38% (Liquidity Facility Societe Generale) (c)(f)	10,685	10,685
Darke County Health Care Facilities Rev. (Brethren Retirement
Cmnty. Proj.) 2.57%, LOC Fifth Third Bank, Cincinnati,
VRDN (c)	5,795	5,795
Dayton School District Participating VRDN Series SG 173,
2.52% (Liquidity Facility Societe Generale) (c)(f)	12,030	12,030
Hamilton County Econ. Dev. Rev. (Contemporary Arts Ctr.
Proj.) 2.5%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	2,000	2,000
Hamilton County Health Care Facilities Rev. (Twin Towers &
Twin Lakes Proj.) Series B, 2.52%, LOC U.S. Bank NA,
Minnesota, VRDN (c)	1,800	1,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Montgomery County Health Care & Multi-family Hsg. Facilities
Rev. (Franciscan St. Leonard Proj.) 2.54%, LOC Fifth Third
Bank, Cincinnati, VRDN (c)	$15,270	$15,270
Ohio Gen. Oblig. Participating VRDN Series Putters 511,
2.53% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	6,860	6,860
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.)
Series 2004 B, 2.51%, LOC Fifth Third Bank, Cincinnati,
VRDN (c)	7,370	7,370
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series
MS 98 71, 2.51% (Liquidity Facility Morgan Stanley) (c)(f)	5,200	5,200
Port of Greater Cincinnati Dev. Auth. Rev. (Nat’l. Underground
Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 2.45%,
LOC JPMorgan Chase Bank, LOC Fifth Third Bank,
Cincinnati, VRDN (c)	8,500	8,500
		87,180

Oregon – 1.0%
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	10,800	10,800
Series PT 2435, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,205	4,205
Umatilla County School District #8R Hermiston Participating
VRDN Series Putters 259, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J
Participating VRDN Series Putters 171, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (c)(f)	5,410	5,410
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 2.5%,
LOC Bank of America NA, VRDN (c)	10,000	10,000
		36,360

Pennsylvania – 2.8%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762,
2.85%, tender 6/15/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	8,900	8,900
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 2.6%, VRDN (c)	8,600	8,600
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg
Proj.) 2.54%, LOC Manufacturers & Traders Trust Co.,
VRDN (c)	3,800	3,800
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty.
Proj.) 2.5%, LOC Citizens Bank of Pennsylvania, VRDN (c)	5,785	5,785
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes
Proj.) 2.4%, LOC Bank of New York, New York, VRDN (c)	4,800	4,800

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Peco
Energy Co. Proj.) Series 1999 A, 2.33%, LOC Wachovia
Bank NA, VRDN (c)	$15,000	$15,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Dr. Gertrude Barber
Ctr. Proj.) 2.52%, LOC PNC Bank NA, Pittsburgh, VRDN (c) .	5,930	5,930
Pennsylvania Gen. Oblig. Participating VRDN Series MSTC 00
110, 2.3% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(f)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Marywood Univ.
Proj.) Series A, 2.52%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)	7,460	7,460
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN:
Series AAB 03 24, 2.41% (Liquidity Facility ABN AMRO
Bank NV) (c)(f)	2,300	2,300
Series Stars 124, 2.52% (Liquidity Facility BNP Paribas
SA) (c)(f)	5,100	5,100
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Participating VRDN Series ROC II R4552, 2.52% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	2,595	2,595
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN
Series 04 29 Class A, 2.52% (Liquidity Facility Citibank
NA) (c)(f)	8,430	8,430
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 773, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	1,995	1,995
Series SG 158, 2.52% (Liquidity Facility Societe
Generale) (c)(f)	20,000	20,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran
Village Proj.) 2.54%, LOC Manufacturers & Traders Trust
Co., VRDN (c)	5,300	5,300
		106,995

Rhode Island – 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating
VRDN Series PT 2253, 2.53% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)	3,730	3,730
South Carolina – 2.7%
Berkeley County School District Participating VRDN Series
MSCO 01 656, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	6,000	6,000
Charleston Wtrwks. & Swr. Rev. Series A, 2.52% (Liquidity
Facility Bank of America NA), VRDN (c)	9,000	9,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – continued
Chesterfield County School District Participating VRDN Series
PT 02 1453, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$6,445	$6,445
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 2.44%, VRDN (c)	3,700	3,700
South Carolina Edl. Facilities Auth. for Private Nonprofit
Institutions of Higher Learning Edl. Facilities Rev. (Caflin
Univ. Proj.) 2.5%, LOC Bank of America NA, VRDN (c)	9,800	9,800
South Carolina Gen. Oblig. School Facilities Participating
VRDN Series MS 1078, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	4,398	4,398
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC
Central Energy Plant Proj.) 2.5%, LOC Bank of America NA,
VRDN (c)	15,000	15,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series
PT 1877, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,760	5,760
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN:
Series PT 2305, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	7,845	7,845
Series PT 2306, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	10,320	10,320
Series Putters 316, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	2,480	2,480
Series Putters 590, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	2,650	2,650
Western Carolina Reg’l. Swr. Auth. Swr. Sys. Rev. Participating
VRDN Series Floaters 01 606, 2.52% (Liquidity Facility
Morgan Stanley) (c)(f)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.)
2.7% tender 10/4/05, CP mode	5,700	5,700
York County School District #4 Participating VRDN Series TOC
04 F, 2.52% (Liquidity Facility Goldman Sachs Group,
Inc.) (c)(f)	5,870	5,870
		101,518

South Dakota 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating
VRDN Series Floaters PT 1406, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	6,205	6,205
Tennessee – 2.5%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN
Series LB 03 L42J, 2.48% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)	23,460	23,460

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Tennessee – continued
Elizabethton Health & Edl. Facilities Board Rev. Participating
VRDN Series PT 894, 2.53% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)	$4,995	$4,995
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 879, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	9,245	9,245
Series MS 976, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	4,000	4,000
Metropolitan Govt. Nashville & Davidson County District
Energy Sys. Rev. Participating VRDN Series ROC II R2072,
2.53% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(f)	2,120	2,120
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.
(Tennessee County Ln. Pool Prog.) Series 1999, 2.5%, LOC
Bank of America NA, VRDN (c)	23,680	23,680
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 01 4201, 2.53% (Liquidity
Facility Citibank NA, New York) (c)(f)	10,640	10,640
Series 2004 ECN, 2.68% 10/7/05, CP	4,750	4,750
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Saint Benedict Auburndale School Proj.) 2.53%, LOC
AmSouth Bank NA, Birmingham, VRDN (c)	5,000	5,000
(Saint Mary’s Episcopal School Proj.) 2.79%, LOC First
Tennessee Bank NA, Memphis, VRDN (c)	6,080	6,080
		93,970

Texas 18.6%
Austin Cmnty. College District Rev. Participating VRDN Series
ROC II R2190, 2.53% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(f)	5,860	5,860
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA
122, 2.41% (Liquidity Facility Societe Generale) (c)(f)	9,680	9,680
Austin Gen. Oblig. Participating VRDN Series DB 160, 2.53%
(Liquidity Facility Deutsche Bank AG) (c)(f)	8,615	8,615
Austin Hotel Occupancy Tax Rev. 2.52% (CIFG North America
Insured), VRDN (c)	9,310	9,310
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V,
2.57% (Liquidity Facility Bank of America NA) (c)(f)	4,250	4,250
Board of Regents of The Texas A&M Univ. Sys. Permanent
Univ. Fund Participating VRDN Series Putters 605, 2.53%
(Liquidity Facility JPMorgan Chase & Co.) (c)(f)	7,215	7,215

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN:
Series Putters 411, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	$2,580	$2,580
Series Putters 517, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	12,250	12,250
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Dow Chemical Co. Proj.) Series B1, 2.45%, VRDN (c) .	8,400	8,400
Carrollton-Farmers Branch Independent School District Bonds
Series 1996, 5.7% 2/15/14 (Pre-Refunded to 2/15/06 @
100) (e)	3,855	3,904
Crowley Independent School District Participating VRDN Series
MS 1171, 2.39% (Liquidity Facility Morgan Stanley) (c)(f)	5,445	5,445
Cypress-Fairbanks Independent School District Participating
VRDN:
Series EGL 00 4304, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	5,000	5,000
Series PT 2512, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	1,295	1,295
Series ROC II R4514, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	5,505	5,505
Dallas Gen. Oblig. Participating VRDN Series MSDW 98 93,
2.52% (Liquidity Facility Morgan Stanley) (c)(f)	7,510	7,510
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 2.53% (Liquidity Facility
Citibank NA) (c)(f)	4,000	4,000
Series MS 1046, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	1,500	1,500
Series Putters 1003, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	1,970	1,970
Denton County Lewisville Independent School District
Participating VRDN Series Putters 701, 2.53% (Liquidity
Facility JPMorgan Chase & Co.) (c)(f)	4,000	4,000
Denton Independent School District Participating VRDN Series
SG 02 166, 2.53% (Liquidity Facility Societe Generale) (c)(f)	20,120	20,120
Denton Util. Sys. Rev. Participating VRDN Series SGA 32,
2.41% (Liquidity Facility Societe Generale) (c)(f)	15,230	15,230
Edinburg Consolidated Independent School District
Participating VRDN Series SGA 106, 2.41% (Liquidity
Facility Societe Generale) (c)(f)	8,600	8,600
El Paso Gen. Oblig. Participating VRDN Series Putters 843,
2.53% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,145	3,145
Fort Bend County Gen. Oblig. Participating VRDN Series SGB
46, 2.53% (Liquidity Facility Societe Generale) (c)(f)	4,500	4,500
See accompanying notes which are an integral part of the financial statements.

29		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 2.53%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$9,540	$9,540
Garland Independent School District Participating VRDN:
Series Putters 551, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	1,640	1,640
Series Putters 572, 2.53% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)	2,295	2,295
Harris County Gen. Oblig.:
Participating VRDN:
Series Putters 586, 2.53% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	7,665	7,665
Series ROC II R1029, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	3,465	3,465
Series 1998 C, 2.75% 10/4/05, CP	5,000	5,000
Harris County Hosp. District Rev. Participating VRDN Series PT
726, 2.53% (Liquidity Facility BNP Paribas SA) (c)(f)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. Participating
VRDN Series PZ 65, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	7,705	7,705
Hays Consolidated Independent School District Participating
VRDN:
Series PT 2462, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,530	3,530
Series PT 2543, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,040	4,040
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(f)	12,475	12,475
Series SG 03 161, 2.53% (Liquidity Facility Societe
Generale) (c)(f)	21,435	21,435
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity
Facility DEPFA BANK PLC) (c)(f)(g)	12,700	12,700
Participating VRDN Series Putters 489, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (c)(f)	2,690	2,690
Houston Independent School District Participating VRDN Series
TOC 05 F, 2.58% (Liquidity Facility Goldman Sachs Group,
Inc.) (c)(f)	15,400	15,400
Houston Util. Sys. Rev. Participating VRDN:
Merlots 04 B17, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(f)	7,470	7,470
Series DB 102, 2.53% (Liquidity Facility Deutsche Bank
AG) (c)(f)	5,475	5,475

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Houston Util. Sys. Rev. Participating VRDN: – continued
Series DB 113, 2.53% (Liquidity Facility Deutsche Bank
AG) (c)(f)	$8,020	$8,020
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(f)	3,785	3,785
Series MS 00 427, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	8,245	8,245
Series MS 00 495, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	6,038	6,038
Series SG 120, 2.53% (Liquidity Facility Societe
Generale) (c)(f)	15,495	15,495
Series Stars 40, 2.53% (Liquidity Facility BNP Paribas
SA) (c)(f)	10,680	10,680
Irving Independent School District:
Bonds 0% 2/15/06 (Permanent School Fund of Texas
Guaranteed)	3,330	3,287
Participating VRDN Series ROC II R2028, 2.53% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	3,370	3,370
Judson Independent School District Participating VRDN Series
Putters 662, 2.53% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	5,285	5,285
Lower Colorado River Auth. Rev. Participating VRDN Series PA
590R, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev.
Participating VRDN Series PT 1818, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	4,230	4,230
Mesquite Independent School District Participating VRDN
Series PT 1386, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	8,495	8,495
Midlothian Independent School District Participating VRDN
Series PT 2179, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,370	5,370
New Braunfels Gen. Oblig. Participating VRDN Series PT
2211, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,640	5,640
North East Texas Independent School District Participating
VRDN Series SG 143, 2.53% (Liquidity Facility Societe
Generale) (c)(f)	13,515	13,515
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Participating VRDN Series SG 168, 2.53% (Liquidity Facility
Societe Generale) (c)(f)	23,940	23,940

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Northside Independent School District Participating VRDN
Series PT 2329, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$4,600	$4,600
Pearland Gen. Oblig. Participating VRDN Series PT 3079,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,970	5,970
Pflugerville Gen. Oblig. Participating VRDN Series Putters
594, 2.53% (Liquidity Facility JPMorgan Chase & Co.) (c)(f) .	2,925	2,925
Round Rock Independent School District Participating VRDN
Series MS 01 578, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	7,750	7,750
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 876, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	2,995	2,995
Series Putters 777, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	6,290	6,290
Series ROC II R3011, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	7,310	7,310
Series SG 101, 2.53% (Liquidity Facility Societe
Generale) (c)(f)	11,475	11,475
Series SG 107, 2.53% (Liquidity Facility Societe
Generale) (c)(f)	5,160	5,160
Series Stars 112, 2.53% (Liquidity Facility BNP Paribas
SA) (c)(f)	20,925	20,925
2.48% (Liquidity Facility Bank of America NA), VRDN (c)	54,200	54,198
San Antonio Independent School District:
Bonds Series AAB 01 28, 2.42%, tender 9/7/05 (Liquidity
Facility ABN AMRO Bank NV) (c)(f)	3,900	3,900
Participating VRDN Series EGL 01 4311, 2.53% (Liquidity
Facility Citibank NA, New York) (c)(f)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots
00 VV, 2.4% (Liquidity Facility Wachovia Bank NA) (c)(f)	4,000	4,000
Schertz-Cibolo-Universal City Independent School District
Participating VRDN:
Series MSTC 01 156 Class A, 2.41% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(f)	10,505	10,505
Series PT 1610, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,725	6,725
Socorro Independent School District Participating VRDN Series
Putters 1036, 2.53% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	9,690	9,690
Spring Independent School District Participating VRDN Series
Putters 695, 2.53% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)	5,600	5,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Texas A&M Univ. Rev. Participating VRDN Series Putters 946,
2.53% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$3,800	$3,800
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN
Series Merlots 00 A34, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(f)	3,905	3,905
Texas Gen. Oblig.:
Participating VRDN:
Series DB 154, 2.53% (Liquidity Facility Deutsche Bank
AG) (c)(f)	10,000	10,000
Series ROC II R378, 2.53% (Liquidity Facility Citibank
NA) (c)(f)	3,740	3,740
Series ROC II R4020, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	3,565	3,565
TRAN 4.5% 8/31/06 (b)	38,000	38,552
Texas Pub. Fin. Auth. Series 2002 B, 2.7% 9/9/05 (Liquidity
Facility Texas Gen. Oblig.), CP	6,200	6,200
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00
104, 2.41% (Liquidity Facility Societe Generale) (c)(f)	10,470	10,470
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating
VRDN Series PT 833, 2.53% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)	3,775	3,775
United Independent School District Participating VRDN Series
PT 3123, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,230	5,230
Univ. of North Texas Univ. Rev. 2.5% 9/1/05, CP	4,508	4,508
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN
Series LB 04 L31J, 2.48% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)	15,035	15,035
		706,597

Utah 0.7%
Emery County Poll. Cont. Rev. (Pacificorp. Proj.) Series 1991,
2.4%, LOC BNP Paribas SA, VRDN (c)	12,100	12,100
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN
Series MS 00 409, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	13,800	13,800
		25,900

Virginia – 1.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 2.58% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)	2,800	2,800
Fairfax County Gen. Oblig. Participating VRDN Series MS
1036, 2.52% (Liquidity Facility Morgan Stanley) (c)(f)	1,100	1,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Hampton Roads Reg’l. Jail Auth. Participating VRDN Series
Putters 569, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	$2,275	$2,275
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.):
Series 1984:
2.67% tender 9/1/05, CP mode	3,500	3,500
2.77% tender 10/5/05, CP mode	4,000	4,000
2.8% tender 10/18/05, CP mode	3,700	3,700
2.85% tender 10/19/05, CP mode	4,000	4,000
Series 1987, 2.6% tender 9/9/05, CP mode	1,100	1,100
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating
VRDN Series MS 01 721, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	9,700	9,700
Virginia Commonwealth Trans. Board Trans. Rev. Participating
VRDN:
Series EGL 99 4601, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	3,000	3,000
Series MS 01 727, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	8,400	8,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating
VRDN:
Series Putters 718, 2.53% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(f)	10,160	10,160
Series ROC II R 6027, 2.53% (Liquidity Facility Citibank
NA) (c)(f)	3,375	3,375
		57,110

Washington 6.9%
Benton County School District #400 Richland Participating
VRDN Series PT 1888, 2.53% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)	6,490	6,490
Clark County Pub. Util. District #1 Generating Sys. Rev.
Participating VRDN Series Merlots 01 A122, 2.4% (Liquidity
Facility Wachovia Bank NA) (c)(f)	4,095	4,095
Clark County School District # 119 Battleground Participating
VRDN Series DB 148, 2.53% (Liquidity Facility Deutsche
Bank AG) (c)(f)	5,450	5,450
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,740	5,740
Series PT 615, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	16,255	16,255

See accompanying notes which are an integral part of the financial statements.

Annual Report 34

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Energy Northwest Elec. Rev. Participating VRDN: – continued
Series PT 778, 2.53% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	$2,000	$2,000
Series PT 982, 2.53% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	6,380	6,380
Series Putters 248, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	3,785	3,785
Series Putters 958, 2.53% (Liquidity Facility Dresdner Bank
AG) (c)(f)	10,980	10,980
Series Stars 05 113, 2.53% (Liquidity Facility BNP Paribas
SA) (c)(f)	9,910	9,910
Goat Hill Properties Lease Rev. Participating VRDN Series ROC
II R2173, 2.53% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(f)	1,340	1,340
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	9,250	9,250
Series PT 2248, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,575	5,575
King County School District #145 Kent Participating VRDN
Series PT 2449, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,530	4,530
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 2.4% (Liquidity Facility Wachovia Bank
NA) (c)(f)	1,900	1,900
Series MS 01 554, 2.52% (Liquidity Facility Morgan
Stanley) (c)(f)	9,655	9,655
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real
Estate Proj.) Series 1997 A, 2.43%, LOC Bank of America
NA, VRDN (c)	7,955	7,955
Pierce County School District #3 Puyallup Participating VRDN
Series Putters 415, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	4,255	4,255
Port of Seattle Gen. Oblig. Series 2002 A2, 2.6% 9/1/05,
LOC Bayerische Landesbank Girozentrale, CP	2,275	2,275
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series
PT 1605, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142,
2.41% (Liquidity Facility Societe Generale) (c)(f)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Merlots 01 A56, 2.4% (Liquidity Facility Wachovia
Bank NA) (c)(f)	9,885	9,885

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Investments continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN: – continued
Series PT 2476, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	$5,235	$5,235
Series ROC II R2055, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	6,635	6,635
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II
R4006, 2.53% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(f)	4,965	4,965
Skagit County Pub. Hosp. District #1 Participating VRDN
Series PT 2294, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	7,765	7,765
Snohomish County School District #332 Granite Falls
Participating VRDN Series PT 3083, 2.53% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	7,280	7,280
Tacoma Gen. Oblig. Series 2002 B, 2.6% 9/1/05, LOC Bank
of America NA, CP	3,400	3,400
Washington Gen. Oblig. Participating VRDN:
Series EGL 96 4701, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	4,000	4,000
Series EGL 98 4703, 2.53% (Liquidity Facility Citibank NA,
New York) (c)(f)	9,900	9,900
Series Macon 04 D, 2.57% (Liquidity Facility Bank of
America NA) (c)(f)	5,715	5,715
Series PT 1937, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	12,760	12,760
Series PT 2231, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	15,060	15,060
Series PT 2561. 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,250	5,250
Series PT 2736, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	13,975	13,975
Series Putters 438Z, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	3,300	3,300
Series Putters 748, 2.53% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	3,395	3,395
Series SGA 35, 2.41% (Liquidity Facility Societe
Generale) (c)(f)	8,990	8,990
Washington Health Care Facilities Auth. Rev. (Seattle Cancer
Care Alliance Proj.) 2.52%, LOC Key Bank NA, VRDN (c)	4,250	4,250
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way
King County Proj.) 2.55%, LOC Bank of America NA,
VRDN (c)	2,205	2,205
		263,585

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Municipal Securities continued
	Principal	Value (Note 1)
Amount (000s)		(000s)
Wisconsin – 2.0%
Milwaukee County Gen. Oblig. RAN Series M5, 4% 9/1/05 . $	10,000	$10,000
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT
2042, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	5,985	5,985
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	15,540	15,540
Series PT 2076, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	3,480	3,480
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PA 970, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	2,995	2,995
Series PT 761, 2.53% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)	10,385	10,385
Series PT 917, 2.53% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	17,900	17,900
(Oakwood Village Proj.) 2.5%, LOC M&I Marshall & Ilsley
Bank, VRDN (c)	10,555	10,555
		76,840

	Shares
Other – 1.0%
Fidelity Tax Free Cash Central Fund, 2.45% (a)(d)	38,600	38,600

TOTAL INVESTMENT PORTFOLIO 96.2%
(Cost $3,660,202)		3,660,202

NET OTHER ASSETS – 3.8%		143,137
NET ASSETS 100%		$3,803,339

Security Type Abbreviations
CP		COMMERCIAL PAPER
RAN		REVENUE ANTICIPATION NOTE
TAN	—	TAX ANTICIPATION NOTE
TRAN		TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments continued Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request. (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund. (e) Security collateralized by an amount sufficient to pay interest and principal. (f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,600,000 or 0.6% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost (000s)
Allegheny County
Hosp. Dev. Auth.
Rev. Bonds Series PT
762, 2.85%, tender
6/15/06 (Liquidity
Facility Landesbank
Hessen Thuringen)	6/17/05	$8,900
Houston Gen.
Oblig. Bonds Series
PT 969, 2.95%,
tender 7/20/06
(Liquidity Facility
DEPFA BANK PLC)	5/27/04	$12,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		August 31, 2005

Assets
Investment in securities, at value (cost $3,660,202)
See accompanying schedule		$3,660,202
Cash		172,441
Receivable for investments sold on a delayed delivery
basis		14,000
Receivable for fund shares sold		8,800
Interest receivable		17,729
Receivable from investment adviser for expense
reductions		298
Other receivables		285
Total assets		3,873,755

Liabilities
Payable for investments purchased
Regular delivery	$13,484
Delayed delivery	38,552
Payable for fund shares redeemed	16,307
Distributions payable	696
Accrued management fee	1,372
Other affiliated payables	5
Total liabilities		70,416

Net Assets		$3,803,339
Net Assets consist of:
Paid in capital		$3,803,541
Undistributed net investment income		72
Accumulated undistributed net realized gain (loss) on
investments		(274)
Net Assets, for 3,802,775 shares outstanding		$3,803,339
Net Asset Value, offering price and redemption price per
share ($3,803,339 ÷ 3,802,775 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended August 31, 2005

Investment Income
Interest		$72,858

Expenses
Management fee	$15,250
Independent trustees’ compensation	17
Total expenses before reductions	15,267
Expense reductions	(5,704)	9,563

Net investment income		63,295

Net realized gain (loss) on investment securities		(268)
Net increase in net assets resulting from operations		$63,027

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Statement of Changes in Net Assets
		Year ended	Year ended
		August 31,	August 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$63,295	$23,706
Net realized gain (loss)		(268)	939
Net increase in net assets resulting
from operations		63,027	24,645
Distributions to shareholders from net investment income	.	(63,300)	(23,706)
Distributions to shareholders from net realized gain		(667)	(604)
Total distributions		(63,967)	(24,310)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		4,222,012	3,096,884
Reinvestment of distributions		57,671	22,240
Cost of shares redeemed		(3,784,488)	(2,848,288)
Net increase (decrease) in net assets and shares
resulting from share transactions		495,195	270,836
Total increase (decrease) in net assets		494,255	271,171

Net Assets
Beginning of period		3,309,084	3,037,913
End of period (including undistributed net investment
income of $72 and $0, respectively)		$3,803,339	$3,309,084

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Financial Highlights

Years ended August 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	018	.008	.010	.015	.033
Net realized and unrealized
gain (loss)D	—	—	—	—	—
Total from investment
operations	018	.008	.010	.015	.033
Distributions from net investment
income	(.018)	(.008)	(.010)	(.015)	(.033)
Distributions from net realized
gain	—D	—D	—	—	—
Total distributions	(.018)	(.008)	(.010)	(.015)	(.033)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	1.79%	.79%	.98%	1.48%	3.38%
Ratios to Average Net AssetsC
Expenses before expense
reductions	43%	.43%	.43%	.44%	.50%
Expenses net of voluntary
waivers, if any	33%	.33%	.33%	.34%	.40%
Expenses net of all reductions	27%	.32%	.31%	.30%	.37%
Net investment income	1.78%	.76%	.97%	1.45%	3.31%
Supplemental Data
Net assets, end of period
(in millions)	$ 3,803	$ 3,309	$ 3,038	$ 2,751	$ 2,453

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

42

Notes to Financial Statements

For the period ended August 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity AMT Tax Free Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Municipal Money Fund to Fidelity AMT Tax Free Money Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule

2a 7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

43 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	77

Cost for federal income tax purposes	$3,660,202

The tax character of distributions paid was as follows:

	August 31, 2005	August 31, 2004
Tax exempt Income	$63,300	$23,706
Long term Capital Gains	667	604
Total	$63,967	$24,310

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

44

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $470 for the period.

4. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund’s expenses by $3,548.

In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s manage ment fee. During the period, these credits reduced the fund’s management fee by $2,156.

45 Annual Report

Notes to Financial Statements continued

(Amounts in thousands except ratios)

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

46

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity AMT Tax Free Money Fund (formerly Spartan Municipal Money Fund):

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity AMT Tax Free Money Fund (formerly Spartan Municipal Money Fund) (a fund of Fidelity Union Street Trust II) at August 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in confor mity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial state ments”) are the responsibility of the Fidelity AMT Tax Free Money Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant esti mates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts October 10, 2005

47 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 321 funds advised by FMR or an affiliate. Mr. McCoy oversees 323 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 312 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

48

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of AMT Tax Free Money (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

49 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

50

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institu tion and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

52

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

53 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Union Street Trust II. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of AMT Tax Free Money. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

54

Name, Age; Principal Occupation Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of AMT Tax Free Money. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of AMT Tax Free Money. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Michael J. Marchese (48)

Year of Election or Appointment: 2004

Vice President of AMT Tax Free Money. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Marchese managed a varity of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of AMT Tax Free Money. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of AMT Tax Free Money. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of AMT Tax Free Money. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of AMT Tax Free Money. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of AMT Tax Free Money. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of AMT Tax Free Money. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Annual Report

56

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of AMT Tax Free Money. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Invest ments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of AMT Tax Free Money. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of AMT Tax Free Money. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of AMT Tax Free Money. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1991

Assistant Treasurer of AMT Tax Free Money. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of AMT Tax Free Money. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of AMT Tax Free Money. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of AMT Tax Free Money. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of AMT Tax Free Money. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

58

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended August 31, 2005, $6,000, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended August 31, 2004, $662,000, or, if subsequently determined to be differ ent, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 0.51% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

59 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on April 13, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow
the Board of Trustees, if permitted by
applicable law, to authorize fund mergers
without shareholder approval.*
	# of	% of
	Votes	Votes
Affirmative .	7,963,915,275.00	80.395
Against	1,604,213,132.51	16.194
Abstain	331,409,117.16	3.346
Broker
Non Votes	6,453,184.00	.065
TOTAL	9,905,990,708.67	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of	% of
	Votes	Votes
Laura B. Cronin
Affirmative	9,373,053,787.27	94.620
Withheld	532,936,921.40	5.380
TOTAL	9,905,990,708.67	100.000
Dennis J. Dirks
Affirmative	9,385,368,522.63	94.744
Withheld	520,622,186.04	5.256
TOTAL	9,905,990,708.67	100.000
Robert M. Gates
Affirmative	9,372,071,963.26	94.610
Withheld	533,918,745.41	5.390
TOTAL	9,905,990,708.67	100.000
George H. Heilmeier
Affirmative	9,374,826,621.61	94.638
Withheld	531,164,087.06	5.362
TOTAL	9,905,990,708.67	100.000
Abigail P. Johnson
Affirmative	9,349,225,683.70	94.380
Withheld	556,765,024.97	5.620
TOTAL	9,905,990,708.67	100.000

	# of	% of
	Votes	Votes
Edward C. Johnson 3d
Affirmative	9,336,624,684.41	94.252
Withheld	569,366,024.26	5.748
TOTAL	9,905,990,708.67	100.000
Marie L. Knowles
Affirmative	9,385,202,135.87	94.743
Withheld	520,788,572.80	5.257
TOTAL	9,905,990,708.67	100.000
Ned C. Lautenbach
Affirmative	9,376,788,549.33	94.658
Withheld	529,202,159.34	5.342
TOTAL	9,905,990,708.67	100.000
Marvin L. Mann
Affirmative	9,361,169,551.40	94.500
Withheld	544,821,157.27	5.500
TOTAL	9,905,990,708.67	100.000
William O. McCoy
Affirmative	9,363,552,602.29	94.524
Withheld	542,438,106.38	5.476
TOTAL	9,905,990,708.67	100.000
Robert L. Reynolds
Affirmative	9,372,289,526.22	94.612
Withheld	533,701,182.45	5.388
TOTAL	9,905,990,708.67	100.000
Cornelia M. Small
Affirmative	9,384,016,844.12	94.731
Withheld	521,973,864.55	5.269
TOTAL	9,905,990,708.67	100.000
William S. Stavropoulos
Affirmative	9,373,082,552.28	94.620
Withheld	532,908,156.39	5.380
TOTAL	9,905,990,708.67	100.000
Kenneth L. Wolfe
Affirmative	9,374,633,251.39	94.636
Withheld	531,357,457.28	5.364
TOTAL	9,905,990,708.67	100.000

* Denotes trust-wide proposals and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax Free Money Fund (formerly Spartan Municipal Money Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

61 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the

Annual Report

62

privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 17% would mean that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (includ ing transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

Annual Report

64

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee compari sons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

65 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

66

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

67 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.)

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003

Overnight Express

Fidelity Investments Attn: Distribution Services 100 Crosby Parkway KC1H Covington, KY 41015

Selling shares

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

Overnight Express

Fidelity Investments Attn: Distribution Services 100 Crosby Parkway KC1H Covington, KY 41015

General Correspondence

Fidelity Investments P.O. Box 500 Merrimack, NH 03054-0500

Buying shares

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

Overnight Express

Fidelity Investments Attn: Distribution Services 100 Crosby Parkway KC1H Covington, KY 41015

General Correspondence

Fidelity Investments P.O. Box 500 Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours, please call 1 800 544 9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73 575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL 2948
N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA 300

Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Annual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Citibank, N.A.
New York, NY
Custodian
Citibank, N.A.
New York, NY
The Fidelity Telephone Connection
Mutual Fund 24 Hour Service

Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® )	(automated_phone_logo) 1-800-544-5555

(automated_phone_logo) Automated line for quickest service

SMM-UANN-1005
1.790914.102

Item 2. Code of Ethics

As of the end of the period, August 31, 2005, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity AMT Tax-Free Money Fund, Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity AMT Tax-Free Money Fund	$42,000	$41,000
Fidelity Arizona Municipal Money Market Fund	$32,000	$31,000
Fidelity Municipal Money Market Fund	$86,000	$69,000
All funds in the Fidelity Group of Funds audited by PwC	$11,600,000	$10,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended August 31, 2005 and August 31, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Fidelity AMT Tax-Free Money Fund	$0	$0
Fidelity Arizona Municipal Money Market Fund	$0	$0
Fidelity Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity AMT Tax-Free Money Fund	$1,700	$1,600
Fidelity Arizona Municipal Money Market Fund	$1,700	$1,600
Fidelity Municipal Money Market Fund	$1,700	$1,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity AMT Tax-Free Money Fund	$3,900	$3,300
Fidelity Arizona Municipal Money Market Fund	$1,300	$1,200
Fidelity Municipal Money Market Fund	$13,700	$11,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$280,000	$280,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended August 31, 2005 and August 31, 2004, the aggregate fees billed by PwC of $3,550,000A and $1,850,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$300,000	$350,000
Non-Covered Services	$3,250,000	$1,500,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 21, 2005